UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 – June 30, 2010

Item 1: Reports to Shareholders

Vanguard Balanced Index Fund
Semiannual Report
June 30, 2010

> For the six months ended June 30, 2010, Vanguard Balanced Index Fund returned about –1%, in line with its target benchmark and ahead of the average return of its peer funds.

> The broad U.S. stock market returned –5.67% for the period, while the aggregate

U.S. bond market was up 5.33%.

> The fund’s stock portfolio ended the half-year with negative results in all ten sectors of the market. The fixed income portfolio rose for the period, as bonds performed generally well across the board.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

 Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	-1.37%
Admiral™ Shares	-1.29
Signal® Shares	-1.37
Institutional Shares	-1.27
Balanced Composite Index	-1.33
Mixed-Asset Target Allocation Growth Funds Average	-4.18

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$19.35	$18.87	$0.224	$0.000
Admiral Shares	19.35	18.87	0.239	0.000
Signal Shares	19.15	18.66	0.237	0.000
Institutional Shares	19.35	18.87	0.243	0.000

Chairman’s Letter

Dear Shareholder,

After rebounding strongly during much of the past year from the recent financial crisis, U.S. stocks began to slip again during May and June of 2010, as concerns grew about Europe’s debt problems. Bonds outperformed equities for the period as investors sought shelter from the volatile stock market.

Vanguard Balanced Index Fund was similarly buffeted by the market’s changeability. For the six months ended June 30, the fund returned about –1%. This performance was in line with the fund’s target benchmark, the Balanced Composite Index, and was ahead of the average return of competing mixed-asset target allocation growth funds.

At the end of the period, the 30-day SEC yield of the fund’s Investor Shares had declined to 2.06%, from 2.20% as of December 31, 2009.

Sovereign debt worries pulled down stock returns

After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets

With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; tax-exempt municipal securities returned more than 3%

Negative returns across sectors hindered fund performance

Vanguard Balanced Index Fund offers investors broad exposure to U.S. stocks and bonds. On average during the period, stocks accounted for almost 60% of the portfolio, while bonds made up slightly more than 40%. The stock portion of the fund returned –5.6% for the period,

Market Barometer

	Total Returns
	Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

subtracting about 3 percentage points from the fund’s total return for the period. Although the fund’s bond portion registered positive results—up a little more than 2% for the period—it could not make up for the stock portfolio’s disappointing results.

The fund’s stock portfolio registered negative returns in all ten sectors of the market. The information technology sector—the index’s most heavily weighted grouping—was hit hard during the downturn. Big-name software companies and internet giants took the biggest hits, as financial market volatility and worrisome economic news raised concern about the strength of technology spending.

The energy sector also dragged down fund performance. In particular, big oil and gas stocks endured heavy losses, as consumer demand softened and the oil spill in the Gulf of Mexico continued to spark fear among investors. Health care stocks also weighed on returns. The sector’s losses were led by large pharmaceutical companies, which continued to grapple with a variety of commercial and regulatory challenges.

Despite the stock portfolio’s overall negative sector results, a few industries contributed positive returns for the period. In the consumer discretionary sector, fast food chains and toy companies

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.25%	0.14%	0.14%	0.08%	1.05%

The fund expense ratios shown are from the prospectus dated April 28, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the fund’s annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Mixed-Asset Target Allocation Growth Funds.

performed well, while insurance and real estate companies were bright spots in the financial sector. Some areas of the industrial sector—most notably the construction and railroad industries—were also up for the period.

Investors flock to bonds during turbulent times

The Balanced Index Fund’s fixed income portion successfully tracked the performance of the broad U.S. taxable bond market for the six months. Treasury, agency, and government mortgage-backed securities—which accounted for about 70% of the fund’s bond portfolio, on average—performed strongly for the six months. In the beginning of the period, risk was in favor, which weighed on high-quality government securities. However, as stock market volatility increased during the past couple of months, investors began to shun stocks in favor of less-risky, high-quality bonds.

Regardless of market conditions, diversification is important

The past six months have been a dramatic time in the U.S. stock market. At the beginning of the period, stocks continued to stage an impressive rally that began in March 2009, despite a backdrop of continuing economic uncertainty. In May 2010, stocks retreated swiftly as investor concerns about the European debt crisis and the oil spill in the Gulf of Mexico grew. While the U.S. fixed income market has held up better than stocks during the recent financial turmoil, bonds have had their own fair share of ups and downs over the past few years.

While you can’t control what happens in the financial markets, you can control how you invest your hard-earned money. For this reason, Vanguard encourages investors to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that is appropriate for their goals, time horizon, and risk tolerance. A well-diversified portfolio can offer some protection during a down market, while also providing an opportunity for long-term growth.

Vanguard Balanced Index Fund offers investors an opportunity to benefit from the potential long-term growth of the stock market along with the relative stability of high-quality bonds. With its low costs and broad mix of stocks and bonds, the fund can play an important role in such a diversified investment program.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2010

Balanced Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio1	0.25%	0.14%	0.14%	0.08%
30-Day SEC Yield	2.06%	2.20%	2.20%	2.24%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,260	3,550
Median Market Cap	$25.1B	$25.1B
Price/Earnings Ratio	17.2x	17.3x
Price/Book Ratio	1.9x	1.9x
Return on Equity	19.2%	19.2%
Earnings Growth Rate	6.8%	6.8%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	54%	—
Short-Term Reserves	2.3%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	3,001	8,211
Yield to Maturity
(before expenses)	2.7%	2.8%
Average Coupon	4.5%	4.4%
Average Duration	4.4 years	4.4 years
Average Effective
Maturity	6.5 years	6.5 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.62
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.5%
Apple Inc.	Computer
	Hardware	2.0
Microsoft Corp.	Systems Software	1.6
Procter & Gamble Co.	Household
	Products	1.5
Johnson & Johnson	Pharmaceuticals	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Bank of America Corp.	Diversified Financial
	Services	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Top Ten		15.5%
Top Ten as % of Total Net Assets		9.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for
Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares.

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	11.0%	10.9%
Consumer Staples	9.9	10.0
Energy	9.9	10.1
Financials	16.7	16.4
Health Care	12.3	12.3
Industrials	11.2	11.1
Information
Technology	18.5	18.8
Materials	3.9	3.8
Telecommunication
Services	2.7	2.8
Utilities	3.9	3.8

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	4.3%
Commercial Mortgage-Backed	1.2
Finance	7.0
Foreign	4.3
Government Mortgage-Backed	31.2
Industrial	10.7
Treasury/Agency	38.3
Utilities	2.3
Other	0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed income portfolio)

Aaa	76.3%
Aa	4.5
A	10.2
Baa	9.0

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman
Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate
Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted
Index.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	13.64%	2.39%	2.97%	-0.59%	2.38%
Admiral Shares	11/13/2000	13.79	2.50	3.11[1]	-0.22[1]	2.89[1]
Signal Shares	9/1/2006	13.80	—	3.15[1]	-2.08[1]	1.07[1]
Institutional Shares	12/1/2000	13.84	2.53	3.17[1]	-0.03[1]	3.14[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	479,526	31,586	0.4%
Walt Disney Co.	821,109	25,865	0.3%
Consumer Discretionary—Other †		501,129	5.7%
		558,580	6.4%
Consumer Staples
Procter & Gamble Co.	1,294,346	77,635	0.9%
Wal-Mart Stores Inc.	1,018,692	48,969	0.6%
Coca-Cola Co.	924,534	46,338	0.5%
PepsiCo Inc.	725,271	44,205	0.5%
Philip Morris International Inc.	838,240	38,425	0.4%
Consumer Staples—Other †		256,289	2.9%
		511,861	5.8%
Energy
Exxon Mobil Corp.	2,271,059	129,609	1.5%
Chevron Corp.	894,984	60,734	0.7%
ConocoPhillips	629,430	30,899	0.4%
Schlumberger Ltd.	532,802	29,485	0.3%
Occidental Petroleum Corp.	361,905	27,921	0.3%
Energy—Other †		240,323	2.7%
		518,971	5.9%
Financials
JPMorgan Chase & Co.	1,770,457	64,816	0.7%
Bank of America Corp.	4,470,403	64,240	0.7%
Wells Fargo & Co.	2,193,151	56,145	0.7%
* Citigroup Inc.	9,517,007	35,784	0.4%
Goldman Sachs Group Inc.	217,678	28,575	0.3%
* Federal National Mortgage Assn.	521,102	178	0.0%
* Federal Home Loan Mortgage Corp.	302,728	125	0.0%
Financials—Other †		586,140	6.7%
		836,003	9.5%

9

Balanced Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
Health Care
Johnson & Johnson			1,229,501	72,614	0.8%
Pfizer Inc.			3,596,211	51,282	0.6%
Merck & Co. Inc.			1,361,152	47,599	0.5%
Abbott Laboratories			691,879	32,366	0.4%
* Amgen Inc.			443,456	23,326	0.3%
Health Care—Other †				403,021	4.6%
				630,208	7.2%
Industrials
General Electric Co.			4,754,520	68,560	0.8%
United Technologies Corp.			396,855	25,760	0.3%
3M Co.			301,369	23,805	0.3%
Industrials—Other †				450,817	5.1%
				568,942	6.5%
Information Technology
* Apple Inc.			404,069	101,635	1.2%
Microsoft Corp.			3,517,396	80,935	0.9%
International Business Machines Corp.			578,855	71,477	0.8%
* Cisco Systems Inc.			2,551,423	54,371	0.6%
* Google Inc. Class A			108,676	48,355	0.6%
Intel Corp.			2,461,518	47,877	0.5%
Hewlett-Packard Co.			1,048,999	45,401	0.5%
Oracle Corp.			1,786,406	38,336	0.4%
QUALCOMM Inc.			748,944	24,595	0.3%
Information Technology—Other †				448,422	5.1%
				961,404	10.9%

Materials †				193,656	2.2%

Telecommunication Services
AT&T Inc.			2,630,036	63,621	0.7%
Verizon Communications Inc.			1,263,641	35,407	0.4%
Telecommunication Services—Other †				42,927	0.5%
				141,955	1.6%

Utilities †				193,939	2.2%
Total Common Stocks (Cost $4,392,844)				5,115,519	58.2%[1]

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
Coupon		Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.375%	1/15/13	57,710	58,486	0.7%
United States Treasury Note/Bond	2.625%	2/29/16	39,650	40,821	0.5%
United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,405	0.4%
United States Treasury Note/Bond	1.375%	5/15/13	29,625	29,986	0.3%
United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,812	0.3%
United States Treasury Note/Bond	4.500%	8/15/39	25,549	28,207	0.3%
United States Treasury Note/Bond	7.875%	2/15/21	19,400	27,794	0.3%
United States Treasury Note/Bond	1.375%	11/15/12	26,077	26,452	0.3%
United States Treasury Note/Bond	3.500%	5/15/20	24,625	25,799	0.3%
United States Treasury Note/Bond	1.750%	4/15/13	24,810	25,376	0.3%
United States Treasury Note/Bond	1.375%	4/15/12	24,825	25,197	0.3%

10

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.375%	11/15/19	23,997	24,882	0.3%
	United States Treasury Note/Bond	1.000%	9/30/11	23,000	23,155	0.3%
	United States Treasury
	Note/Bond	0.625%–11.250%	1/15/11–5/15/40	757,892	827,822	9.4%
					1,231,194	14.0%
Agency Bonds and Notes
2	Bank of America Corp.	2.100%–3.125%	4/30/12–6/22/12	4,250	4,382	0.1%
2	Bank of America NA	1.700%	12/23/10	650	654	0.0%
3	Federal Home Loan
	Mortgage Corp.	1.125%–6.750%	3/23/12–9/15/29	51,510	56,160	0.6%
3,4	Federal National
	Mortgage Assn.	0.875%–7.250%	11/23/11–7/15/37	68,000	73,638	0.8%
2	General Electric
	Capital Corp.	2.125%–3.000%	12/9/11–12/28/12	7,825	8,058	0.1%
2	JPMorgan Chase & Co.	1.650%–3.125%	2/23/11–12/26/12	5,025	5,152	0.1%
	Agency Bonds and Notes—Other †				106,066	1.2%
					254,110	2.9%
Conventional Mortgage-Backed Securities
3,4	Fannie Mae Pool	4.000%–10.500%	9/1/10–7/1/40	491,284	488,297	5.5%
3,4	Freddie Mac Gold Pool	4.000%–10.000%	7/1/10–7/1/40	344,788	340,317	3.9%
3,4	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1	0.0%
4	Ginnie Mae I Pool	5.000%	7/1/40	35,675	38,005	0.4%
4	Ginnie Mae I Pool	4.000%–10.000%	10/15/10–7/1/40	129,803	108,683	1.3%
4	Ginnie Mae II Pool	4.500%–7.000%	3/20/33–7/1/40	59,128	63,439	0.7%
					1,038,742	11.8%
Nonconventional Mortgage-Backed Securities
3,4	Fannie Mae Pool	2.514%–6.263%	11/1/33–5/1/40	23,440	24,552	0.3%
3,4	Freddie Mac Non Gold Pool	2.665%–6.443%	9/1/34–6/1/40	19,283	20,250	0.2%
					44,802	0.5%
Total U.S. Government and Agency Obligations (Cost $2,452,812)					2,568,848	29.2%
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $143,897) †					156,021	1.8%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	4.250%–7.625%	10/1/10–6/1/19	9,650	10,116	0.1%
	Bank of America NA	5.300%–6.100%	3/15/17–10/15/36	1,275	1,271	0.0%
	Bank One Corp.	4.900%–5.900%	11/15/11–4/30/15	1,450	1,541	0.0%
	Bear Stearns Cos. LLC	5.300%–7.250%	2/1/12–2/1/18	5,210	5,764	0.1%
	Countrywide Financial Corp.	5.800%	6/7/12	50	53	0.0%
	FIA Card Services NA	6.625%	6/15/12	350	376	0.0%
	FleetBoston Financial Corp.	6.875%	1/15/28	600	618	0.0%
	JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,265	0.0%
	JP Morgan Chase Capital XX	6.550%	9/29/36	600	582	0.0%
	JP Morgan Chase Capital XXII	6.450%	2/2/37	650	615	0.0%
	JP Morgan Chase Capital XXV	6.800%	10/1/37	725	719	0.0%
	JPMorgan Chase & Co.	3.400%–6.625%	1/15/12–5/15/38	7,950	8,539	0.1%
	JPMorgan Chase Bank NA	5.875%	6/13/16	725	791	0.0%
	MBNA Corp.	5.000%–6.125%	3/1/13–6/15/15	900	947	0.0%
	Merrill Lynch & Co. Inc.	5.000%–7.750%	7/25/11–5/14/38	10,625	11,014	0.2%
5	Banking—Other †				123,969	1.4%
	Brokerage †				5,222	0.1%

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Finance Companies
4	General Electric
	Capital Corp.	2.800%–6.875%	11/15/11–11/15/67	20,500	21,599	0.2%
	Finance Companies—Other †				6,140	0.1%
5	Insurance †				39,580	0.5%
	Other Finance †				2,145	0.0%
5	Real Estate Investment Trusts †				13,125	0.1%
					255,991	2.9%
Industrial
	Basic Industry †				36,825	0.4%
	Capital Goods
	General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	3,850	4,162	0.0%
5	Capital Goods—Other †				33,740	0.4%
5	Communication †				84,720	1.0%
	Consumer Cyclical †				40,225	0.4%
5	Consumer Noncyclical †				93,903	1.1%
5	Energy †				51,754	0.6%
	Other Industrial †				260	0.0%
	Technology †				27,273	0.3%
5	Transportation †				14,184	0.2%
					387,046	4.4%
Utilities
5	Electric †				61,635	0.7%
5	Natural Gas †				20,526	0.2%
	Other Utility †				664	0.0%
					82,825	0.9%
Total Corporate Bonds (Cost $678,265)					725,862	8.2%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $150,255) †					157,657	1.8%
Taxable Municipal Bonds (Cost $24,946) †					25,831	0.3%

				Shares

Temporary Cash Investments
Money Market Fund
6,7	Vanguard Market Liquidity Fund	0.286%		230,770,890	230,771	2.6%

				Face
				Amount
				($000)
U.S. Government and Agency Obligations
3,8	Fannie Mae Discount Notes	0.300%	9/15/10	300	300	0.0%
3,8	Freddie Mac Discount Notes 0.320%–0.361%		9/7/10–12/16/10	3,200	3,197	0.1%
					3,497	0.1%
Total Temporary Cash Investments (Cost $234,267)					234,268	2.7%[1]
[9]Total Investments (Cost $8,077,286)					8,984,006	102.2%
Other Assets and Liabilities
Other Assets					103,649	1.2%
Liabilities[7]					(297,976)	(3.4%)
					(194,327)	(2.2%)
Net Assets					8,789,679	100.0%

12

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	8,212,193
Overdistributed Net Investment Income	(11,449)
Accumulated Net Realized Losses	(316,950)
Unrealized Appreciation (Depreciation)
Investment Securities	906,720
Futures Contracts	(835)
Net Assets	8,789,679

Investor Shares—Net Assets
Applicable to 181,573,337 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,425,469
Net Asset Value Per Share—Investor Shares	$18.87

Admiral Shares—Net Assets
Applicable to 100,522,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,896,434
Net Asset Value Per Share—Admiral Shares	$18.87

Signal Shares—Net Assets
Applicable to 30,225,549 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	564,111
Net Asset Value Per Share—Signal Shares	$18.66

Institutional Shares—Net Assets
Applicable to 153,904,310 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,903,665
Net Asset Value Per Share—Institutional Shares	$18.87

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 58.5% and 2.4%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $23,632,000, representing 0.3% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
7 Includes $11,409,000 of collateral received for securities on loan.
8 Securities with a value of $3,497,000 have been segregated as initial margin for open futures contracts.
9 The total value of securities on loan is $10,635,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	51,310
Interest[1]	69,493
Security Lending	585
Total Income	121,388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	325
Management and Administrative—Investor Shares	3,935
Management and Administrative—Admiral Shares	863
Management and Administrative—Signal Shares	290
Management and Administrative—Institutional Shares	668
Marketing and Distribution—Investor Shares	429
Marketing and Distribution—Admiral Shares	174
Marketing and Distribution—Signal Shares	110
Marketing and Distribution—Institutional Shares	393
Custodian Fees	87
Auditing Fees	5
Shareholders’ Reports—Investor Shares	35
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	23
Trustees’ Fees and Expenses	7
Total Expenses	7,346
Net Investment Income	114,042
Realized Net Gain (Loss)
Investment Securities Sold	204,167
Futures Contracts	(31)
Realized Net Gain (Loss)	204,136
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(440,098)
Futures Contracts	(987)
Change in Unrealized Appreciation (Depreciation)	(441,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	(122,907)

1 Interest income from an affiliated company of the fund was $195,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,042	238,755
Realized Net Gain (Loss)	204,136	(301,178)
Change in Unrealized Appreciation (Depreciation)	(441,085)	1,572,455
Net Increase (Decrease) in Net Assets Resulting from Operations	(122,907)	1,510,032
Distributions
Net Investment Income
Investor Shares	(40,169)	(87,791)
Admiral Shares	(23,552)	(49,697)
Signal Shares	(8,961)	(26,464)
Institutional Shares	(36,466)	(78,708)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(109,148)	(242,660)
Capital Share Transactions
Investor Shares	86,780	227,289
Admiral Shares	97,809	60,549
Signal Shares	(301,937)	(130,288)
Institutional Shares	120,251	166,961
Net Increase (Decrease) from Capital Share Transactions	2,903	324,511
Total Increase (Decrease)	(229,152)	1,591,883
Net Assets
Beginning of Period	9,018,831	7,426,948
End of Period[1]	8,789,679	9,018,831

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,449,000) and ($16,343,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.35	$16.59	$22.01	$21.36	$19.81	$19.45
Investment Operations
Net Investment Income	.236	.507	.615	.660	.600	.520
Net Realized and Unrealized Gain (Loss)
on Investments	(.492)	2.767	(5.432)	.650	1.550	.370
Total from Investment Operations	(.256)	3.274	(4.817)	1.310	2.150	.890
Distributions
Dividends from Net Investment Income	(.224)	(.514)	(.603)	(.660)	(.600)	(.530)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.224)	(.514)	(.603)	(.660)	(.600)	(.530)
Net Asset Value, End of Period	$18.87	$19.35	$16.59	$22.01	$21.36	$19.81

Total Return[1]	-1.37%	20.05%	-22.21%	6.16%	11.02%	4.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,425	$3,431	$2,731	$3,717	$3,926	$4,098
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.25%	0.20%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.38%[2]	2.91%	3.11%	2.99%	2.93%	2.69%
Portfolio Turnover Rate	54%[2]	55%	50%	26%	33%	31%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.35	$16.60	$22.02	$21.36	$19.82	$19.45
Investment Operations
Net Investment Income	.249	.527	.633	.690	.608	.547
Net Realized and Unrealized Gain (Loss)
on Investments	(.490)	2.757	(5.432)	.650	1.550	.370
Total from Investment Operations	(.241)	3.284	(4.799)	1.340	2.158	.917
Distributions
Dividends from Net Investment Income	(.239)	(.534)	(.621)	(.680)	(.618)	(.547)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.534)	(.621)	(.680)	(.618)	(.547)
Net Asset Value, End of Period	$18.87	$19.35	$16.60	$22.02	$21.36	$19.82

Total Return	-1.29%	20.11%	-22.12%	6.31%	11.06%	4.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,896	$1,850	$1,536	$2,040	$2,263	$1,860
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.52%[1]	3.02%	3.20%	3.08%	3.02%	2.78%
Portfolio Turnover Rate	54%[1]	55%	50%	26%	33%	31%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Signal Shares
	Six Months				Sept. 1,
	Ended				2006,[1] to
		Year Ended December 31,
For a Share Outstanding	June 30,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.15	$16.42	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.247	.521	.626	.671	.209
Net Realized and Unrealized Gain (Loss)
on Investments	(.500)	2.737	(5.371)	.651	1.030
Total from Investment Operations	(.253)	3.258	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.237)	(.528)	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.237)	(.528)	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$18.66	$19.15	$16.42	$21.78	$21.13

Total Return	-1.37%	20.17%	-22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$564	$869	$860	$1,175	$429
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.14%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	2.52%[2]	3.02%	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	54%[2]	55%	50%	26%	33%

1 Inception.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.35	$16.60	$22.02	$21.36	$19.82	$19.46
Investment Operations
Net Investment Income	.253	.536	.640	.697	.614	.543
Net Realized and Unrealized Gain (Loss)
on Investments	(.490)	2.758	(5.432)	.650	1.550	.370
Total from Investment Operations	(.237)	3.294	(4.792)	1.347	2.164	.913
Distributions
Dividends from Net Investment Income	(.243)	(.544)	(.628)	(.687)	(.624)	(.553)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.243)	(.544)	(.628)	(.687)	(.624)	(.553)
Net Asset Value, End of Period	$18.87	$19.35	$16.60	$22.02	$21.36	$19.82

Total Return	-1.27%	20.18%	-22.10%	6.34%	11.10%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,904	$2,869	$2,299	$2,901	$2,666	$2,014
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.56%[1]	3.08%	3.24%	3.11%	3.05%	2.81%
Portfolio Turnover Rate	54%[1]	55%	50%	26%	33%	31%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

20

Balanced Index Fund

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll trans-actions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distri-butions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $1,779,000 to

Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

21

Balanced Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,115,503	—	16
U.S. Government and Agency Obligations	—	2,568,848	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	156,021	—
Corporate Bonds	—	725,857	5
Sovereign Bonds	—	157,657	—
Taxable Municipal Bonds	—	25,831	—
Temporary Cash Investments	230,771	3,497	—
Futures Contracts—Liabilities[1]	(163)	—	—
Total	5,346,111	3,637,711	21
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010:

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2009	17	5
Total Sales	(1)	—
Net Realized Gain(Loss)	(192)	—
Change in Unrealized Appreciation(Depreciation)	192	—
Balance as of June 30, 2010	16	5

22

Balanced Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2010	33	8,469	(234)
E-mini S&P 500 Index	September 2010	130	6,673	(387)
S&P MidCap 400 Index	September 2010	5	1,775	(114)
E-mini S&P MidCap Index	September 2010	20	1,420	(18)
E-mini Russell 2000 Index	September 2010	35	2,128	(82)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $511,069,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, $38,903,000 through December 31, 2016, and $339,431,000 through December 31, 2017. In addition, the fund realized losses of $403,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $8,077,286,000. Net unrealized appreciation of investment securities for tax purposes was $906,720,000, consisting of unrealized gains of $1,485,614,000 on securities that had risen in value since their purchase and $578,894,000 in unreal-ized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $409,958,000 of investment securities and sold $389,490,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,029,095,000 and $2,052,923,000, respectively.

23

Balanced Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	420,086	21,172	674,357	38,857
Issued in Lieu of Cash Distributions	39,036	1,982	85,149	4,785
Redeemed	(372,342)	(18,871)	(532,217)	(30,904)
Net Increase (Decrease)—Investor Shares	86,780	4,283	227,289	12,738
Admiral Shares
Issued	214,320	10,825	262,114	14,970
Issued in Lieu of Cash Distributions	21,114	1,072	44,222	2,485
Redeemed	(137,625)	(6,970)	(245,787)	(14,443)
Net Increase (Decrease)—Admiral Shares	97,809	4,927	60,549	3,012
Signal Shares
Issued	84,732	4,380	224,153	12,792
Issued in Lieu of Cash Distributions	8,677	443	25,770	1,471
Redeemed	(395,346)	(19,978)	(380,211)	(21,285)
Net Increase (Decrease)—Signal Shares	(301,937)	(15,155)	(130,288)	(7,022)
Institutional Shares
Issued	551,306	27,533	617,456	35,651
Issued in Lieu of Cash Distributions	36,243	1,840	78,250	4,395
Redeemed	(467,298)	(23,714)	(528,745)	(30,352)
Net Increase (Decrease)—
Institutional Shares	120,251	5,659	166,961	9,694

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$986.32	$1.28
Admiral Shares	1,000.00	987.06	0.59
Signal Shares	1,000.00	986.30	0.59
Institutional Shares	1,000.00	987.26	0.39
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio manage-ment process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

28

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

29

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082010

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)

Common Stocks (58.2%)[1]
Consumer Discretionary (6.4%)
McDonald's Corp.	479,526	31,586
Walt Disney Co.	821,109	25,865
Home Depot Inc.	757,801	21,271
Comcast Corp. Class A	1,112,200	19,319
* Amazon.com Inc.	158,560	17,324
Target Corp.	315,270	15,502
Time Warner Inc.	512,607	14,819
* DIRECTV Class A	407,055	13,807
* Ford Motor Co.	1,322,472	13,331
Lowe's Cos. Inc.	650,159	13,276
News Corp. Class A	1,007,095	12,045
NIKE Inc. Class B	168,305	11,369
Time Warner Cable Inc.	157,115	8,183
Yum! Brands Inc.	209,116	8,164
Starbucks Corp.	331,308	8,051
Johnson Controls Inc.	299,345	8,043
TJX Cos. Inc.	187,061	7,847
Viacom Inc. Class B	247,378	7,760
Carnival Corp.	207,222	6,266
* Kohl's Corp.	129,815	6,166
Staples Inc.	322,654	6,147
Best Buy Co. Inc.	158,390	5,363
Coach Inc.	140,069	5,120
Omnicom Group Inc.	138,354	4,746
* Bed Bath & Beyond Inc.	116,784	4,330
Gap Inc.	215,290	4,190
McGraw-Hill Cos. Inc.	140,683	3,959
Marriott International Inc. Class A	127,831	3,827
CBS Corp. Class B	278,742	3,604
* priceline.com Inc.	20,322	3,588
Starwood Hotels & Resorts Worldwide Inc.	83,266	3,450
Mattel Inc.	162,115	3,430
Stanley Black & Decker Inc.	67,426	3,406
Macy's Inc.	188,051	3,366
* Las Vegas Sands Corp.	147,200	3,259
Ross Stores Inc.	55,215	2,942
Whirlpool Corp.	33,431	2,936
* O'Reilly Automotive Inc.	61,355	2,918
VF Corp.	39,585	2,818
Genuine Parts Co.	70,874	2,796
Wynn Resorts Ltd.	35,754	2,727
Ltd Brands Inc.	122,254	2,698
* Liberty Media Corp. - Interactive	253,229	2,659
Fortune Brands Inc.	67,841	2,658
Cablevision Systems Corp. Class A	110,501	2,653
* Apollo Group Inc. Class A	62,003	2,633
* AutoZone Inc.	13,335	2,577
Nordstrom Inc.	77,758	2,503
* Dollar Tree Inc.	59,139	2,462
Comcast Corp.	148,093	2,433
H&R Block Inc.	149,902	2,352
Virgin Media Inc.	139,785	2,333
Harley-Davidson Inc.	104,606	2,325
Darden Restaurants Inc.	59,425	2,309
Hasbro Inc.	54,853	2,254
Family Dollar Stores Inc.	58,797	2,216
* Discovery Communications Inc. Class A	60,496	2,160
* NetFlix Inc.	19,838	2,155
Advance Auto Parts Inc.	42,285	2,122
Tiffany & Co.	55,643	2,109
International Game Technology	132,698	2,083

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Polo Ralph Lauren Corp. Class A	28,448	2,076
*	Urban Outfitters Inc.	60,300	2,074
	JC Penney Co. Inc.	94,987	2,040
*	CarMax Inc.	99,737	1,985
*	Discovery Communications Inc.	63,396	1,961
*	BorgWarner Inc.	52,332	1,954
*	Chipotle Mexican Grill Inc. Class A	14,091	1,928
*	Autoliv Inc.	38,134	1,825
	Newell Rubbermaid Inc.	124,325	1,820
	Expedia Inc.	94,614	1,777
*	NVR Inc.	2,608	1,708
	DISH Network Corp. Class A	93,359	1,694
	PetSmart Inc.	55,403	1,672
*	Sirius XM Radio Inc.	1,741,526	1,654
	Scripps Networks Interactive Inc. Class A	40,558	1,636
	Wyndham Worldwide Corp.	80,186	1,615
*	Liberty Media Corp. - Capital	38,261	1,604
*	Liberty Global Inc. Class A	60,602	1,575
	Garmin Ltd.	53,900	1,573
*	Interpublic Group of Cos. Inc.	217,966	1,554
	DeVry Inc.	28,718	1,507
	Gannett Co. Inc.	107,344	1,445
*	Royal Caribbean Cruises Ltd.	62,559	1,424
*	Liberty Global Inc.	53,595	1,393
*	GameStop Corp. Class A	71,348	1,341
*,^	Sears Holdings Corp.	20,726	1,340
	Leggett & Platt Inc.	66,658	1,337
*	ITT Educational Services Inc.	15,923	1,322
*	Lear Corp.	19,726	1,306
	Strayer Education Inc.	6,275	1,305
*	Aeropostale Inc.	44,625	1,278
	DR Horton Inc.	129,898	1,277
*	Pulte Group Inc.	152,336	1,261
	Abercrombie & Fitch Co.	39,863	1,223
*	Big Lots Inc.	37,242	1,195
*	Mohawk Industries Inc.	25,767	1,179
*	LKQ Corp.	60,920	1,175
	Phillips-Van Heusen Corp.	25,300	1,171
*	Liberty Media Corp. - Starz	22,211	1,151
	Gentex Corp.	63,095	1,134
*	MGM Resorts International	117,245	1,130
	Tupperware Brands Corp.	28,340	1,129
	Jarden Corp.	41,922	1,126
	RadioShack Corp.	57,037	1,113
	Washington Post Co. Class B	2,644	1,085
*	Dollar General Corp.	39,000	1,074
	Williams-Sonoma Inc.	42,317	1,050
*	Hanesbrands Inc.	43,407	1,044
*	Toll Brothers Inc.	63,626	1,041
*	Signet Jewelers Ltd.	37,827	1,040
*	Panera Bread Co. Class A	13,800	1,039
*	TRW Automotive Holdings Corp.	37,616	1,037
	American Eagle Outfitters Inc.	87,415	1,027
*	WMS Industries Inc.	25,875	1,016
*	Goodyear Tire & Rubber Co.	101,857	1,012
*	J Crew Group Inc.	27,422	1,009
*	Dick's Sporting Goods Inc.	40,526	1,009
	Tractor Supply Co.	16,349	997
*	Tempur-Pedic International Inc.	31,736	976
*	DreamWorks Animation SKG Inc. Class A	33,165	947
*	Harman International Industries Inc.	30,726	918
	Foot Locker Inc.	71,532	903
	Service Corp. International	116,859	865
*	Career Education Corp.	37,233	857

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Deckers Outdoor Corp.	5,900	843
*	Fossil Inc.	24,104	836
	Guess? Inc.	26,555	830
*	Bally Technologies Inc.	24,935	808
	Chico's FAS Inc.	81,501	805
	John Wiley & Sons Inc. Class A	20,098	777
	Polaris Industries Inc.	14,090	770
*	Hyatt Hotels Corp. Class A	20,358	755
*,^	Lululemon Athletica Inc.	20,167	751
	Lennar Corp. Class A	53,960	751
*	Warnaco Group Inc.	20,600	745
	Burger King Holdings Inc.	43,519	733
*	Penn National Gaming Inc.	30,751	710
*	Carter's Inc.	26,888	706
	Sotheby's	30,624	700
*	Valassis Communications Inc.	21,858	693
	Brinker International Inc.	47,100	681
	Wendy's/Arby's Group Inc. Class A	164,036	656
*	Live Nation Entertainment Inc.	62,139	649
*	Lamar Advertising Co. Class A	26,424	648
*	Dana Holding Corp.	63,600	636
*	Dress Barn Inc.	26,425	629
	Jones Apparel Group Inc.	39,540	627
*	Rent-A-Center Inc.	30,570	619
*,^	AutoNation Inc.	31,760	619
	Hillenbrand Inc.	28,713	614
*	Gymboree Corp.	14,000	598
*	Cheesecake Factory Inc.	26,092	581
	Interactive Data Corp.	17,333	579
*	Skechers U.S.A. Inc. Class A	15,700	573
	Wolverine World Wide Inc.	22,675	572
*	Tenneco Inc.	26,960	568
*	Coinstar Inc.	13,092	563
*	Madison Square Garden Inc. Class A	28,575	562
*	Capella Education Co.	6,820	555
*	Life Time Fitness Inc.	17,283	549
	Aaron's Inc.	31,912	545
*,^	Under Armour Inc. Class A	16,282	539
*	Eastman Kodak Co.	122,271	531
	Meredith Corp.	16,672	519
*	OfficeMax Inc.	39,557	517
	Regal Entertainment Group Class A	39,450	514
*	Office Depot Inc.	127,147	514
	Brunswick Corp.	40,808	507
	Dillard's Inc. Class A	23,195	499
*	New York Times Co. Class A	57,608	498
*	Childrens Place Retail Stores Inc.	11,300	497
	Pool Corp.	22,678	497
	Cracker Barrel Old Country Store Inc.	10,423	485
*	Saks Inc.	63,387	481
*	Jack in the Box Inc.	24,380	474
*	Iconix Brand Group Inc.	32,768	471
*	Collective Brands Inc.	29,750	470
	Cooper Tire & Rubber Co.	24,093	470
*	JOS A Bank Clothiers Inc.	8,625	466
	MDC Holdings Inc.	17,250	465
*	Vail Resorts Inc.	13,100	457
*	AnnTaylor Stores Corp.	27,028	440
	Men's Wearhouse Inc.	22,992	422
*	Jo-Ann Stores Inc.	11,235	421
*	Morningstar Inc.	9,864	419
	Matthews International Corp. Class A	14,314	419
	Buckle Inc.	12,925	419
*	HSN Inc.	17,454	419

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Thor Industries Inc.	17,582	418
Weight Watchers International Inc.	16,218	417
PF Chang's China Bistro Inc.	10,400	412
Regis Corp.	26,112	407
* CROCS Inc.	37,900	401
KB Home	36,318	400
Choice Hotels International Inc.	13,100	396
* Corinthian Colleges Inc.	39,791	392
* CEC Entertainment Inc.	10,994	388
* Steven Madden Ltd.	12,130	382
* Lions Gate Entertainment Corp.	54,728	382
* American Public Education Inc.	8,500	371
* Sally Beauty Holdings Inc.	45,155	370
* 99 Cents Only Stores	24,129	357
* Timberland Co. Class A	21,668	350
American Greetings Corp. Class A	18,644	350
International Speedway Corp. Class A	13,555	349
National CineMedia Inc.	20,958	349
CTC Media Inc.	24,024	347
* Hibbett Sports Inc.	14,418	345
Cinemark Holdings Inc.	26,100	343
Arbitron Inc.	13,378	343
Bob Evans Farms Inc.	13,738	338
Scholastic Corp.	13,940	336
* Pier 1 Imports Inc.	52,084	334
* Texas Roadhouse Inc. Class A	25,800	326
* Gaylord Entertainment Co.	14,540	321
* Blue Nile Inc.	6,807	320
Ryland Group Inc.	20,249	320
Finish Line Inc. Class A	22,894	319
* Orient-Express Hotels Ltd. Class A	41,800	309
* Cabela's Inc.	21,400	303
* Talbots Inc.	29,178	301
* Scientific Games Corp. Class A	32,444	299
* Education Management Corp.	19,350	295
Monro Muffler Brake Inc.	7,320	289
* Buffalo Wild Wings Inc.	7,900	289
NutriSystem Inc.	12,590	289
* Genesco Inc.	10,945	288
* Ulta Salon Cosmetics & Fragrance Inc.	12,076	286
Brown Shoe Co. Inc.	18,675	284
* Pinnacle Entertainment Inc.	29,200	276
* Citi Trends Inc.	8,300	273
* Interval Leisure Group Inc.	21,501	268
* Universal Technical Institute Inc.	11,278	267
* Quiksilver Inc.	69,640	258
Stewart Enterprises Inc. Class A	46,900	254
* Papa John's International Inc.	10,900	252
* Helen of Troy Ltd.	11,400	252
Columbia Sportswear Co.	5,384	251
* BJ's Restaurants Inc.	10,556	249
* Shuffle Master Inc.	30,413	244
Unifirst Corp.	5,500	242
Barnes & Noble Inc.	18,693	241
Cato Corp. Class A	10,798	238
* DineEquity Inc.	8,451	236
* Boyd Gaming Corp.	27,756	236
CKE Restaurants Inc.	18,751	235
* True Religion Apparel Inc.	10,581	234
* Charming Shoppes Inc.	61,156	229
* Domino's Pizza Inc.	20,200	228
* Group 1 Automotive Inc.	9,451	222
* Penske Automotive Group Inc.	19,200	218
* Sonic Corp.	28,091	218

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Exide Technologies	40,786	212
*	Steiner Leisure Ltd.	5,485	211
	Harte-Hanks Inc.	19,399	203
*	Knology Inc.	18,307	200
*	Belo Corp. Class A	35,150	200
*	California Pizza Kitchen Inc.	13,150	199
	Fred's Inc. Class A	17,750	196
*	Standard Pacific Corp.	58,701	196
*	Meritage Homes Corp.	12,000	195
*	Biglari Holdings Inc.	679	195
*	Shutterfly Inc.	8,100	194
*	Peet's Coffee & Tea Inc.	4,934	194
*	Liz Claiborne Inc.	45,629	193
*	DSW Inc. Class A	8,551	192
	Lennar Corp. Class B	16,664	189
	Ethan Allen Interiors Inc.	13,359	187
	Stage Stores Inc.	17,343	185
	Callaway Golf Co.	30,604	185
*	Lumber Liquidators Holdings Inc.	7,900	184
*	Ruby Tuesday Inc.	21,633	184
	Churchill Downs Inc.	5,457	179
	World Wrestling Entertainment Inc. Class A	11,400	177
*	Pre-Paid Legal Services Inc.	3,880	177
	PEP Boys-Manny Moe & Jack	19,740	175
*	Volcom Inc.	9,414	175
*	K12 Inc.	7,800	173
*	RCN Corp.	11,635	172
	Sturm Ruger & Co. Inc.	11,976	172
*	Rentrak Corp.	7,000	170
*	Drew Industries Inc.	8,382	169
	National Presto Industries Inc.	1,820	169
*	Sinclair Broadcast Group Inc. Class A	28,900	169
*	Grand Canyon Education Inc.	7,100	166
*	Select Comfort Corp.	18,937	166
*	Mediacom Communications Corp. Class A	24,580	165
*	American Axle & Manufacturing Holdings Inc.	22,336	164
	Ameristar Casinos Inc.	10,854	163
	Big 5 Sporting Goods Corp.	12,400	163
	PetMed Express Inc.	9,100	162
*	Maidenform Brands Inc.	7,800	159
*	Wet Seal Inc. Class A	42,175	154
*	hhgregg Inc.	6,600	154
*	Drugstore.Com Inc.	48,241	149
*	Landry's Restaurants Inc.	5,784	142
*,^	Fuel Systems Solutions Inc.	5,442	141
*	Jakks Pacific Inc.	9,761	140
*	La-Z-Boy Inc.	18,747	139
	Christopher & Banks Corp.	22,302	138
	HOT Topic Inc.	26,969	137
	Superior Industries International Inc.	10,179	137
*	Warner Music Group Corp.	28,012	136
*	RC2 Corp.	8,400	135
*	Federal-Mogul Corp.	10,138	132
*	Pacific Sunwear Of California	41,048	131
*	Ascent Media Corp. Class A	5,200	131
*	K-Swiss Inc. Class A	11,600	130
*	Rue21 Inc.	4,274	130
*	iRobot Corp.	6,845	129
*	Entercom Communications Corp. Class A	14,494	128
	Oxford Industries Inc.	6,100	128
*	Unifi Inc.	32,870	126
*	Lincoln Educational Services Corp.	5,959	123
*	Winnebago Industries Inc.	12,342	123
*	Modine Manufacturing Co.	15,538	119

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Coldwater Creek Inc.	35,018	118
*	Asbury Automotive Group Inc.	11,100	117
*	G-III Apparel Group Ltd.	5,100	117
*	Sonic Automotive Inc. Class A	13,599	116
*	Vitamin Shoppe Inc.	4,512	116
	Ambassadors Group Inc.	10,100	114
*	America's Car-Mart Inc.	5,000	113
*	Perry Ellis International Inc.	5,491	111
*	Krispy Kreme Doughnuts Inc.	32,697	110
*	Clear Channel Outdoor Holdings Inc. Class A	12,694	110
*	Amerigon Inc.	14,900	110
*	Red Robin Gourmet Burgers Inc.	6,300	108
*	Kirkland's Inc.	6,400	108
*	Universal Electronics Inc.	6,389	106
*	West Marine Inc.	9,762	106
*	Destination Maternity Corp.	4,134	105
*,^	McClatchy Co. Class A	28,497	104
*	Stein Mart Inc.	16,189	101
*	Zumiez Inc.	6,156	99
	Systemax Inc.	6,500	98
	Haverty Furniture Cos. Inc.	7,948	98
*	Alloy Inc.	10,275	96
*	Bridgepoint Education Inc.	6,069	96
	Marcus Corp.	10,100	96
*	Cavco Industries Inc.	2,610	92
*	Overstock.com Inc.	4,862	88
*	Furniture Brands International Inc.	16,573	87
*	Hovnanian Enterprises Inc. Class A	23,476	86
	Speedway Motorsports Inc.	6,285	85
*	Movado Group Inc.	7,876	84
*	EW Scripps Co. Class A	11,219	84
	Standard Motor Products Inc.	10,290	83
*	Beazer Homes USA Inc.	22,822	83
*	CKX Inc.	16,273	81
	CPI Corp.	3,600	81
*	Leapfrog Enterprises Inc.	19,980	80
	Blyth Inc.	2,331	79
*	Core-Mark Holding Co. Inc.	2,800	77
	Gaiam Inc. Class A	12,241	74
*	Retail Ventures Inc.	9,500	74
*	SuperMedia Inc.	3,986	73
*	Midas Inc.	9,448	72
*	Dorman Products Inc.	3,554	72
*	Casual Male Retail Group Inc.	20,575	70
*	Daily Journal Corp.	1,028	70
*	Media General Inc. Class A	7,157	70
*	Journal Communications Inc. Class A	17,539	70
*	AFC Enterprises Inc.	7,585	69
*	Denny's Corp.	26,312	68
	Cherokee Inc.	3,938	67
*	Learning Tree International Inc.	5,981	65
*	Smith & Wesson Holding Corp.	15,460	63
	Skyline Corp.	3,500	63
	Mac-Gray Corp.	5,300	59
*	Audiovox Corp. Class A	7,998	59
	Spartan Motors Inc.	13,989	59
*	Orbitz Worldwide Inc.	15,400	59
*	Lee Enterprises Inc.	22,798	59
*	Stoneridge Inc.	7,700	58
*	ChinaCast Education Corp.	9,200	55
*	Isle of Capri Casinos Inc.	5,797	54
*	LIN TV Corp. Class A	9,878	53
*	Famous Dave's Of America Inc.	6,350	53
*	Shoe Carnival Inc.	2,550	52

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Morgans Hotel Group Co.	8,300	51
*	Arctic Cat Inc.	5,600	51
*	Playboy Enterprises Inc. Class B	12,000	50
*	Tuesday Morning Corp.	12,473	50
*	American Apparel Inc.	26,992	49
*	Kenneth Cole Productions Inc. Class A	4,462	49
*	Saga Communications Inc. Class A	2,050	49
*	M/I Homes Inc.	5,000	48
*	Fisher Communications Inc.	2,860	48
	Bebe Stores Inc.	7,350	47
*	Lifetime Brands Inc.	3,200	47
*	AH Belo Corp. Class A	6,710	45
*	1-800-Flowers.com Inc. Class A	21,537	44
	Weyco Group Inc.	1,942	44
*	Morton's Restaurant Group Inc.	8,400	44
*	Reading International Inc. Class A	10,600	42
*	Carriage Services Inc. Class A	8,900	41
*	Cumulus Media Inc. Class A	15,330	41
	Courier Corp.	3,348	41
*	Monarch Casino & Resort Inc.	4,000	41
*	Borders Group Inc.	30,217	40
*	MarineMax Inc.	5,700	40
*	Steinway Musical Instruments Inc.	2,200	39
	Books-A-Million Inc.	6,500	39
*	Entravision Communications Corp. Class A	18,529	39
	Kid Brands Inc.	5,538	39
*	Multimedia Games Inc.	8,500	38
*	Strattec Security Corp.	1,725	38
*,^	Fuqi International Inc.	5,600	38
*	O'Charleys Inc.	7,039	37
*	Conn's Inc.	6,300	37
*	Nexstar Broadcasting Group Inc. Class A	8,317	36
	Lithia Motors Inc. Class A	5,600	35
*	Quantum Fuel Systems Technologies Worldwide Inc.	63,300	34
*	Sealy Corp.	12,647	34
	CSS Industries Inc.	2,010	33
*	Rubio's Restaurants Inc.	3,622	31
*	Brookfield Homes Corp.	4,479	30
*	Martha Stewart Living Omnimedia Class A	6,130	30
*	dELiA*s Inc.	20,058	30
*	Luby's Inc.	7,600	29
*	Marine Products Corp.	5,136	29
*	Harris Interactive Inc.	27,000	29
*	Ruth's Hospitality Group Inc.	6,635	28
*	Gray Television Inc.	11,200	27
*	Build-A-Bear Workshop Inc.	3,900	26
*,^	Blockbuster Inc. Class A	107,754	26
*	Bluegreen Corp.	8,500	26
*	Cost Plus Inc.	7,100	25
*	LodgeNet Interactive Corp.	6,600	25
	PRIMEDIA Inc.	8,292	24
*	Zale Corp.	14,898	24
*	Benihana Inc. Class A	3,860	23
*	Emmis Communications Corp. Class A	10,365	23
*	Stanley Furniture Co. Inc.	5,600	23
*	Cache Inc.	3,950	22
	Koss Corp.	4,202	22
*	New York & Co. Inc.	9,500	22
*	Bon-Ton Stores Inc.	2,200	21
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	21
*	Valuevision Media Inc. Class A	11,940	21
*	Radio One Inc.	16,291	21
*	Empire Resorts Inc.	12,697	21
*	Beasley Broadcasting Group Inc. Class A	4,235	21

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Jamba Inc.	9,207	20
* Radio One Inc. Class A	14,000	20
* MTR Gaming Group Inc.	12,037	20
Dover Downs Gaming & Entertainment Inc.	6,583	19
* Bassett Furniture Industries Inc.	4,200	18
* Navarre Corp.	8,214	18
* Great Wolf Resorts Inc.	8,318	17
Hooker Furniture Corp.	1,600	17
* Nautilus Inc.	10,993	17
Emerson Radio Corp.	9,600	16
* Carmike Cinemas Inc.	2,600	16
* Cosi Inc.	21,135	15
* Salem Communications Corp. Class A	3,960	15
* Vitacost.com Inc.	1,600	14
* Jackson Hewitt Tax Service Inc.	12,400	14
* Heelys Inc.	5,550	14
* Spanish Broadcasting System Inc.	11,100	13
* Benihana Inc. Class A	1,930	12
* Trans World Entertainment Corp.	7,150	12
* Lazare Kaplan International Inc.	4,741	12
* Premier Exhibitions Inc.	8,900	11
* Wonder Auto Technology Inc.	1,521	11
* Palm Harbor Homes Inc.	6,200	11
* AC Moore Arts & Crafts Inc.	4,858	11
* Century Casinos Inc.	5,100	11
* Dover Motorsports Inc.	5,900	11
* Princeton Review Inc.	4,500	10
* Escalade Inc.	1,686	8
* Joe's Jeans Inc.	4,000	8
Flexsteel Industries	701	8
* Atrinsic Inc.	8,417	8
* Shiloh Industries Inc.	900	8
Collectors Universe	550	7
* Hollywood Media Corp.	6,000	7
* Lakes Entertainment Inc.	4,613	7
* Rocky Brands Inc.	1,000	6
News Corp. Class B	400	6
Sport Supply Group Inc.	400	5
* Outdoor Channel Holdings Inc.	1,100	5
* Culp Inc.	400	4
* Carrols Restaurant Group Inc.	844	4
* Blockbuster Inc. Class B	15,384	4
* Dixie Group Inc.	1,011	4
* Nobel Learning Communities Inc.	609	4
* Red Lion Hotels Corp.	500	3
* Town Sports International Holdings Inc.	1,000	2
* SPAR Group Inc.	300	—
* Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	591	—
		558,580
Consumer Staples (5.8%)
Procter & Gamble Co.	1,294,346	77,635
Wal-Mart Stores Inc.	1,018,692	48,969
Coca-Cola Co.	924,534	46,338
PepsiCo Inc.	725,271	44,205
Philip Morris International Inc.	838,240	38,425
Kraft Foods Inc.	777,256	21,763
Altria Group Inc.	927,149	18,580
CVS Caremark Corp.	619,694	18,169
Colgate-Palmolive Co.	220,043	17,331
Walgreen Co.	439,049	11,723
Kimberly-Clark Corp.	185,602	11,253
Costco Wholesale Corp.	195,806	10,736
General Mills Inc.	293,736	10,434
Sysco Corp.	264,123	7,546

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Archer-Daniels-Midland Co.	257,708	6,654
HJ Heinz Co.	140,926	6,091
Kellogg Co.	118,735	5,972
Kroger Co.	275,148	5,418
Avon Products Inc.	190,506	5,048
Lorillard Inc.	69,056	4,971
ConAgra Foods Inc.	197,622	4,609
Mead Johnson Nutrition Co.	91,130	4,567
Dr Pepper Snapple Group Inc.	113,252	4,235
Sara Lee Corp.	295,223	4,163
Reynolds American Inc.	77,998	4,065
Clorox Co.	62,518	3,886
Safeway Inc.	173,126	3,404
Coca-Cola Enterprises Inc.	131,450	3,399
Hershey Co.	70,880	3,397
Campbell Soup Co.	91,775	3,288
JM Smucker Co.	53,113	3,198
Molson Coors Brewing Co. Class B	72,133	3,056
Bunge Ltd.	60,935	2,997
Estee Lauder Cos. Inc. Class A	50,366	2,807
* Whole Foods Market Inc.	64,672	2,330
Tyson Foods Inc. Class A	130,205	2,134
Brown-Forman Corp. Class B	37,029	2,119
McCormick & Co. Inc.	53,617	2,035
Church & Dwight Co. Inc.	31,655	1,985
* Energizer Holdings Inc.	29,731	1,495
* Constellation Brands Inc. Class A	89,040	1,391
* Ralcorp Holdings Inc.	24,557	1,346
Hormel Foods Corp.	32,997	1,336
* Hansen Natural Corp.	33,745	1,320
Del Monte Foods Co.	89,103	1,282
* Green Mountain Coffee Roasters Inc.	49,365	1,269
Herbalife Ltd.	27,108	1,248
Alberto-Culver Co. Class B	40,505	1,097
Corn Products International Inc.	34,250	1,038
SUPERVALU Inc.	93,838	1,017
* Smithfield Foods Inc.	68,159	1,016
Flowers Foods Inc.	38,184	933
* BJ's Wholesale Club Inc.	25,166	931
* NBTY Inc.	25,694	874
* Dean Foods Co.	83,199	838
Casey's General Stores Inc.	23,425	818
* TreeHouse Foods Inc.	15,911	727
Nu Skin Enterprises Inc. Class A	25,601	638
* Central European Distribution Corp.	29,750	636
Ruddick Corp.	19,209	595
* United Natural Foods Inc.	18,900	565
Sanderson Farms Inc.	10,119	513
* American Italian Pasta Co.	9,400	497
Lancaster Colony Corp.	9,151	488
Universal Corp.	11,400	452
* Fresh Del Monte Produce Inc.	20,160	408
* Hain Celestial Group Inc.	18,935	382
Vector Group Ltd.	21,102	355
Diamond Foods Inc.	8,195	337
J&J Snack Foods Corp.	7,800	328
* Darling International Inc.	43,407	326
Andersons Inc.	9,500	310
* Rite Aid Corp.	275,738	270
Tootsie Roll Industries Inc.	11,299	267
* Chiquita Brands International Inc.	21,536	262
* Winn-Dixie Stores Inc.	26,566	256
* Boston Beer Co. Inc. Class A	3,600	243
B&G Foods Inc. Class A	22,400	241

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Central Garden and Pet Co. Class A	25,750	231
	Nash Finch Co.	6,656	227
	Lance Inc.	13,200	218
	WD-40 Co.	6,412	214
*	Elizabeth Arden Inc.	12,138	176
*	Heckmann Corp.	37,500	174
*	Alliance One International Inc.	48,788	174
*	Medifast Inc.	6,400	166
*	USANA Health Sciences Inc.	4,350	159
	Cal-Maine Foods Inc.	4,600	147
	Weis Markets Inc.	4,452	147
*	Smart Balance Inc.	34,100	139
	Spartan Stores Inc.	9,800	134
	Pricesmart Inc.	5,785	134
*	Pantry Inc.	8,400	119
*	Pilgrim's Pride Corp.	17,253	113
*	Nutraceutical International Corp.	7,300	111
*	Dole Food Co. Inc.	9,950	104
*	Prestige Brands Holdings Inc.	14,146	100
*	Zhongpin Inc.	8,100	95
*	American Oriental Bioengineering Inc.	37,100	94
	Inter Parfums Inc.	6,225	89
	Coca-Cola Bottling Co. Consolidated	1,700	81
*	Great Atlantic & Pacific Tea Co.	20,426	80
	Ingles Markets Inc. Class A	5,000	75
*	Revlon Inc. Class A	6,406	72
	National Beverage Corp.	5,760	71
	Arden Group Inc.	790	69
*	Harbinger Group Inc.	10,300	65
*	Central Garden and Pet Co.	6,775	64
*	John B. Sanfilippo & Son Inc.	4,200	61
*	Lifeway Foods Inc.	6,122	60
	Oil-Dri Corp. of America	2,500	57
	Griffin Land & Nurseries Inc.	2,257	57
*	Seneca Foods Corp. Class A	1,400	45
*	American Dairy Inc.	2,753	44
*	Susser Holdings Corp.	3,592	42
	Calavo Growers Inc.	2,287	41
	Farmer Bros Co.	2,598	39
	Alico Inc.	1,667	38
*,^	Star Scientific Inc.	20,762	34
*	Omega Protein Corp.	7,900	32
	Village Super Market Inc. Class A	826	22
*	Reddy Ice Holdings Inc.	6,613	21
*	China Sky One Medical Inc.	1,774	20
	Schiff Nutrition International Inc.	2,700	19
*	China-Biotics Inc.	1,300	17
*	Parlux Fragrances Inc.	9,354	17
*	MGP Ingredients Inc.	2,300	15
	Female Health Co.	2,700	14
*	Mannatech Inc.	6,650	13
	Imperial Sugar Co.	1,200	12
*	Jones Soda Co.	6,300	7
*,^	AgFeed Industries Inc.	2,361	7
*	Physicians Formula Holdings Inc.	900	3
*	Orchids Paper Products Co.	100	1
*	Crystal Rock Holdings Inc.	800	1
			511,861
Energy (5.9%)
	Exxon Mobil Corp.	2,271,059	129,609
	Chevron Corp.	894,984	60,734
	ConocoPhillips	629,430	30,899
	Schlumberger Ltd.	532,802	29,485
	Occidental Petroleum Corp.	361,905	27,921

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Apache Corp.	150,020	12,630
Devon Energy Corp.	189,141	11,522
EOG Resources Inc.	112,550	11,072
Halliburton Co.	403,312	9,901
Marathon Oil Corp.	315,518	9,809
Baker Hughes Inc.	191,406	7,957
Anadarko Petroleum Corp.	219,520	7,922
* Transocean Ltd.	143,341	6,641
Hess Corp.	131,257	6,607
National Oilwell Varco Inc.	186,541	6,169
Chesapeake Energy Corp.	288,813	6,051
* Southwestern Energy Co.	154,293	5,962
Spectra Energy Corp.	288,540	5,791
Williams Cos. Inc.	260,087	4,754
Noble Energy Inc.	77,769	4,692
Peabody Energy Corp.	119,816	4,688
Valero Energy Corp.	251,777	4,527
* Weatherford International Ltd.	328,832	4,321
Smith International Inc.	110,724	4,169
Murphy Oil Corp.	80,932	4,010
Noble Corp.	114,776	3,548
* Cameron International Corp.	108,941	3,543
El Paso Corp.	312,541	3,472
Consol Energy Inc.	97,939	3,306
Pioneer Natural Resources Co.	51,509	3,062
* Ultra Petroleum Corp.	67,807	3,000
* Newfield Exploration Co.	59,352	2,900
* FMC Technologies Inc.	54,468	2,868
Range Resources Corp.	70,948	2,849
Cimarex Energy Co.	37,457	2,681
* Denbury Resources Inc.	168,493	2,467
* Petrohawk Energy Corp.	134,612	2,284
* Nabors Industries Ltd.	127,266	2,242
* Kinder Morgan Management LLC	35,070	1,985
^ Diamond Offshore Drilling Inc.	31,111	1,935
* Concho Resources Inc.	34,692	1,919
* Alpha Natural Resources Inc.	53,834	1,823
Sunoco Inc.	52,358	1,820
* Whiting Petroleum Corp.	22,724	1,782
* Pride International Inc.	78,766	1,760
Helmerich & Payne Inc.	47,370	1,730
Core Laboratories NV	10,000	1,476
Cabot Oil & Gas Corp.	46,670	1,462
Arch Coal Inc.	72,976	1,446
* Forest Oil Corp.	47,975	1,313
* Plains Exploration & Production Co.	61,724	1,272
Massey Energy Co.	43,079	1,178
EXCO Resources Inc.	79,745	1,165
* Dresser-Rand Group Inc.	36,522	1,152
SM Energy Co.	28,507	1,145
* Rowan Cos. Inc.	51,770	1,136
* Oceaneering International Inc.	25,105	1,127
Southern Union Co.	49,397	1,080
* Mariner Energy Inc.	45,080	968
* Atlas Energy Inc.	34,573	936
Tidewater Inc.	23,711	918
* Oil States International Inc.	22,915	907
Patterson-UTI Energy Inc.	68,018	875
* Brigham Exploration Co.	51,979	799
* Unit Corp.	18,650	757
Tesoro Corp.	64,000	747
* Continental Resources Inc.	15,765	703
* Exterran Holdings Inc.	27,050	698
* SEACOR Holdings Inc.	9,726	687

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Atwood Oceanics Inc.	26,764	683
* Superior Energy Services Inc.	36,095	674
World Fuel Services Corp.	25,790	669
Frontier Oil Corp.	48,664	655
* Dril-Quip Inc.	14,600	643
CARBO Ceramics Inc.	8,900	642
* Quicksilver Resources Inc.	55,050	606
* Comstock Resources Inc.	21,710	602
Berry Petroleum Co. Class A	22,300	574
* Arena Resources Inc.	17,600	561
Holly Corp.	20,686	550
Lufkin Industries Inc.	13,800	538
* Key Energy Services Inc.	57,820	531
* Bill Barrett Corp.	17,092	526
* Gran Tierra Energy Inc.	103,170	512
Overseas Shipholding Group Inc.	13,388	496
* Helix Energy Solutions Group Inc.	45,972	495
* Rosetta Resources Inc.	24,700	489
* Swift Energy Co.	17,300	466
* Bristow Group Inc.	15,800	465
* SandRidge Energy Inc.	73,000	426
Penn Virginia Corp.	20,950	421
* Patriot Coal Corp.	34,118	401
* Complete Production Services Inc.	27,607	395
* McMoRan Exploration Co.	34,622	385
* Energy XXI Bermuda Ltd.	22,297	352
* Tetra Technologies Inc.	33,350	303
* Newpark Resources Inc.	47,421	287
* Enbridge Energy Management LLC	5,554	283
* International Coal Group Inc.	71,263	274
* Contango Oil & Gas Co.	6,102	273
* USEC Inc.	55,330	263
* Gulfmark Offshore Inc.	10,000	262
* Cal Dive International Inc.	42,955	251
* Parker Drilling Co.	61,600	243
* Carrizo Oil & Gas Inc.	14,607	227
* Venoco Inc.	13,766	227
* Cobalt International Energy Inc.	30,100	224
* ATP Oil & Gas Corp.	20,854	221
* Clean Energy Fuels Corp.	14,700	220
* Global Industries Ltd.	48,274	217
* Northern Oil and Gas Inc.	16,472	211
* Stone Energy Corp.	18,466	206
RPC Inc.	14,825	202
* ION Geophysical Corp.	57,925	202
General Maritime Corp.	32,204	195
* James River Coal Co.	12,188	194
* Gulfport Energy Corp.	14,900	177
* Resolute Energy Corp.	13,375	164
* Hornbeck Offshore Services Inc.	11,200	164
* Petroleum Development Corp.	6,191	159
* Petroquest Energy Inc.	23,400	158
* Willbros Group Inc.	21,275	157
* Harvest Natural Resources Inc.	19,600	144
* Goodrich Petroleum Corp.	11,414	137
* Energy Partners Ltd.	11,183	137
* Cloud Peak Energy Inc.	10,253	136
* Pioneer Drilling Co.	23,008	130
* BPZ Resources Inc.	31,293	130
* Tesco Corp.	10,462	128
Vaalco Energy Inc.	22,800	128
* CVR Energy Inc.	16,800	126
* T-3 Energy Services Inc.	4,500	126
* Superior Well Services Inc.	7,236	121

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Gulf Island Fabrication Inc.	7,714	120
*	Kodiak Oil & Gas Corp.	36,814	117
*	Matrix Service Co.	12,500	116
	W&T Offshore Inc.	12,297	116
*	Rex Energy Corp.	10,636	107
*	Crosstex Energy Inc.	16,708	107
*	Warren Resources Inc.	36,220	105
*	Hercules Offshore Inc.	42,324	103
*	Clayton Williams Energy Inc.	2,388	101
*	Western Refining Inc.	18,000	91
*	Rentech Inc.	91,400	90
*	PHI Inc.	6,324	89
*	OYO Geospace Corp.	1,824	88
*	Cheniere Energy Inc.	29,695	84
*	Oilsands Quest Inc.	127,488	78
*	REX American Resources Corp.	4,300	69
*	American Oil & Gas Inc.	10,917	69
*	Endeavour International Corp.	64,000	68
*	GMX Resources Inc.	10,100	66
*	Toreador Resources Corp.	11,152	61
*	Natural Gas Services Group Inc.	4,000	61
*	Abraxas Petroleum Corp.	21,518	60
*	Boots & Coots Inc.	18,000	53
*	Basic Energy Services Inc.	6,881	53
*	Seahawk Drilling Inc.	5,444	53
	Panhandle Oil and Gas Inc. Class A	1,900	50
*	Delta Petroleum Corp.	56,963	49
*	FX Energy Inc.	13,100	47
*	Allis-Chalmers Energy Inc.	22,772	47
*	Callon Petroleum Co.	7,361	46
*	Syntroleum Corp.	26,257	43
*	Dawson Geophysical Co.	2,000	43
*	RAM Energy Resources Inc.	20,039	41
*	CREDO Petroleum Corp.	5,050	37
*	Bronco Drilling Co. Inc.	10,270	34
*	Vantage Drilling Co.	24,000	32
*	Gastar Exploration Ltd.	8,806	32
*	Double Eagle Petroleum Co.	6,523	28
*	ENGlobal Corp.	12,800	26
*	CAMAC Energy Inc.	6,900	26
*	Gasco Energy Inc.	71,046	25
	Houston American Energy Corp.	2,400	24
*	Green Plains Renewable Energy Inc.	2,300	23
*	HKN Inc.	7,047	22
*	Union Drilling Inc.	4,000	22
*	Uranium Energy Corp.	9,279	22
*	Georesources Inc.	1,500	21
	Alon USA Energy Inc.	2,797	18
	Delek US Holdings Inc.	2,400	18
*,^	GeoGlobal Resources Inc.	15,000	16
*	Pacific Ethanol Inc.	22,380	14
*	Tri-Valley Corp.	13,900	14
*	Magnum Hunter Resources Corp.	2,900	13
*	Isramco Inc.	245	12
*,^	Sulphco Inc.	31,693	9
*	Approach Resources Inc.	1,200	8
*	Westmoreland Coal Co.	1,000	8
*	Bolt Technology Corp.	900	8
*	Cano Petroleum Inc.	9,900	8
*,^	Evergreen Energy Inc.	52,194	6
*	Verenium Corp.	1,938	5
*	Uranium Resources Inc.	8,100	3
*	Trico Marine Services Inc.	5,968	3
*	Barnwell Industries Inc.	1,000	3

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* NGAS Resources Inc.	2,400	3
* Geokinetics Inc.	600	2
* Mitcham Industries Inc.	300	2
* PostRock Energy Corp.	351	2
* BMB Munai Inc.	1,500	1
		518,971
Financials (9.5%)
JPMorgan Chase & Co.	1,770,457	64,816
Bank of America Corp.	4,470,403	64,240
Wells Fargo & Co.	2,193,151	56,145
* Citigroup Inc.	9,517,007	35,784
Goldman Sachs Group Inc.	217,678	28,575
US Bancorp	852,670	19,057
American Express Co.	479,984	19,055
MetLife Inc.	365,094	13,786
Bank of New York Mellon Corp.	538,379	13,293
PNC Financial Services Group Inc.	230,441	13,020
Morgan Stanley	560,774	13,016
Travelers Cos. Inc.	228,907	11,274
Prudential Financial Inc.	206,353	11,073
* Berkshire Hathaway Inc. Class A	89	10,680
Simon Property Group Inc.	129,291	10,440
* Berkshire Hathaway Inc. Class B	122,050	9,726
Aflac Inc.	209,110	8,923
CME Group Inc.	29,698	8,361
Capital One Financial Corp.	202,975	8,180
BB&T Corp.	307,848	8,099
ACE Ltd.	150,065	7,725
State Street Corp.	220,759	7,466
Chubb Corp.	146,444	7,324
Allstate Corp.	227,155	6,526
Charles Schwab Corp.	451,641	6,404
Franklin Resources Inc.	71,268	6,143
Public Storage	64,285	5,651
Marsh & McLennan Cos. Inc.	237,237	5,350
Progressive Corp.	284,346	5,323
Vornado Realty Trust	72,769	5,309
Equity Residential	125,669	5,233
SunTrust Banks Inc.	222,556	5,186
T Rowe Price Group Inc.	115,435	5,124
Loews Corp.	150,672	5,019
Northern Trust Corp.	97,031	4,531
Boston Properties Inc.	61,981	4,422
Fifth Third Bancorp	354,362	4,355
Annaly Capital Management Inc.	246,500	4,227
HCP Inc.	130,953	4,223
Ameriprise Financial Inc.	113,881	4,115
Hartford Financial Services Group Inc.	184,730	4,088
AON Corp.	107,034	3,973
Host Hotels & Resorts Inc.	281,244	3,791
Regions Financial Corp.	531,539	3,498
AvalonBay Communities Inc.	36,391	3,398
Discover Financial Services	242,307	3,387
Principal Financial Group Inc.	142,413	3,338
Ventas Inc.	69,895	3,282
Lincoln National Corp.	134,757	3,273
Invesco Ltd.	192,380	3,238
Unum Group	148,212	3,216
NYSE Euronext	115,932	3,203
* IntercontinentalExchange Inc.	27,940	3,158
M&T Bank Corp.	37,103	3,152
KeyCorp	391,741	3,013
* CIT Group Inc.	84,712	2,868
Comerica Inc.	77,659	2,860

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Genworth Financial Inc. Class A	218,232	2,852
New York Community Bancorp Inc.	183,682	2,805
Hudson City Bancorp Inc.	211,637	2,590
Plum Creek Timber Co. Inc.	72,669	2,509
XL Capital Ltd. Class A	152,801	2,446
Kimco Realty Corp.	181,067	2,434
Health Care REIT Inc.	55,286	2,329
Willis Group Holdings PLC	75,497	2,269
People's United Financial Inc.	167,437	2,260
* SLM Corp.	216,649	2,251
BlackRock Inc.	15,491	2,221
Digital Realty Trust Inc.	37,950	2,189
Macerich Co.	57,551	2,148
ProLogis	211,948	2,147
PartnerRe Ltd.	29,476	2,067
Legg Mason Inc.	72,137	2,022
Federal Realty Investment Trust	27,348	1,922
SL Green Realty Corp.	34,845	1,918
Everest Re Group Ltd.	27,000	1,909
Nationwide Health Properties Inc.	52,607	1,882
* American International Group Inc.	54,296	1,870
Torchmark Corp.	37,063	1,835
Assurant Inc.	52,133	1,809
Moody's Corp.	90,163	1,796
Cincinnati Financial Corp.	69,352	1,794
Huntington Bancshares Inc.	320,920	1,778
* Arch Capital Group Ltd.	23,657	1,762
AMB Property Corp.	74,246	1,760
* Leucadia National Corp.	87,228	1,702
Axis Capital Holdings Ltd.	56,200	1,670
WR Berkley Corp.	61,654	1,631
* TD Ameritrade Holding Corp.	105,801	1,619
Marshall & Ilsley Corp.	223,772	1,607
Rayonier Inc.	36,105	1,589
* CB Richard Ellis Group Inc. Class A	111,681	1,520
RenaissanceRe Holdings Ltd.	27,000	1,519
Reinsurance Group of America Inc. Class A	32,811	1,500
Liberty Property Trust	51,039	1,472
Zions Bancorporation	67,607	1,458
Eaton Vance Corp.	52,603	1,452
* Markel Corp.	4,230	1,438
Realty Income Corp.	46,881	1,422
Transatlantic Holdings Inc.	28,970	1,389
* MSCI Inc. Class A	50,228	1,376
UDR Inc.	70,762	1,354
Chimera Investment Corp.	365,393	1,319
Essex Property Trust Inc.	13,388	1,306
Fidelity National Financial Inc. Class A	99,417	1,291
Duke Realty Corp.	112,127	1,273
Regency Centers Corp.	36,705	1,263
Cullen/Frost Bankers Inc.	24,486	1,259
Alexandria Real Estate Equities Inc.	19,728	1,250
Old Republic International Corp.	102,903	1,248
Jones Lang LaSalle Inc.	18,911	1,241
HCC Insurance Holdings Inc.	49,799	1,233
SEI Investments Co.	59,808	1,218
* First Horizon National Corp.	104,117	1,192
Camden Property Trust	29,180	1,192
Hospitality Properties Trust	55,862	1,179
* Affiliated Managers Group Inc.	19,163	1,165
White Mountains Insurance Group Ltd.	3,591	1,164
First Niagara Financial Group Inc.	92,525	1,159
Commerce Bancshares Inc.	31,865	1,147
Senior Housing Properties Trust	56,354	1,133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Arthur J Gallagher & Co.	46,201	1,126
Raymond James Financial Inc.	45,005	1,111
* AmeriCredit Corp.	60,802	1,108
Ares Capital Corp.	86,918	1,089
* NASDAQ OMX Group Inc.	60,801	1,081
Mack-Cali Realty Corp.	36,089	1,073
Bank of Hawaii Corp.	21,973	1,062
Brown & Brown Inc.	55,241	1,057
City National Corp.	20,510	1,051
Jefferies Group Inc.	49,328	1,040
* E*Trade Financial Corp.	87,500	1,034
BRE Properties Inc.	27,715	1,024
Apartment Investment & Management Co.	51,832	1,004
Corporate Office Properties Trust SBI	26,392	997
Weingarten Realty Investors	52,234	995
* St. Joe Co.	42,509	985
American Financial Group Inc.	35,440	968
TCF Financial Corp.	57,918	962
Developers Diversified Realty Corp.	96,236	953
MFA Financial Inc.	128,700	952
Assured Guaranty Ltd.	71,385	947
Taubman Centers Inc.	24,700	929
Valley National Bancorp	67,596	921
Hanover Insurance Group Inc.	20,943	911
Associated Banc-Corp	72,638	891
Federated Investors Inc. Class B	42,674	884
Allied World Assurance Co. Holdings Ltd.	19,375	879
Highwoods Properties Inc.	31,449	873
Fulton Financial Corp.	90,047	869
Endurance Specialty Holdings Ltd.	22,900	859
Waddell & Reed Financial Inc.	39,187	857
StanCorp Financial Group Inc.	20,898	847
FirstMerit Corp.	48,922	838
* Alleghany Corp.	2,856	838
Omega Healthcare Investors Inc.	41,866	834
Washington Federal Inc.	51,290	830
Protective Life Corp.	38,714	828
Apollo Investment Corp.	88,033	821
Synovus Financial Corp.	321,133	816
National Retail Properties Inc.	38,009	815
BioMed Realty Trust Inc.	50,620	814
Entertainment Properties Trust	21,134	805
* ProAssurance Corp.	14,010	795
* Popular Inc.	295,343	792
Aspen Insurance Holdings Ltd.	31,892	789
* SVB Financial Group	19,034	785
Validus Holdings Ltd.	32,093	784
East West Bancorp Inc.	51,148	780
Washington Real Estate Investment Trust	27,653	763
Tanger Factory Outlet Centers	18,378	760
Janus Capital Group Inc.	84,139	747
CBL & Associates Properties Inc.	59,404	739
Platinum Underwriters Holdings Ltd.	20,200	733
CommonWealth REIT	116,360	723
Douglas Emmett Inc.	50,659	720
Home Properties Inc.	15,789	712
Westamerica Bancorporation	13,518	710
* Signature Bank	18,451	701
Greenhill & Co. Inc.	11,427	699
Kilroy Realty Corp.	23,400	696
Prosperity Bancshares Inc.	19,970	694
Mid-America Apartment Communities Inc.	13,368	688
Potlatch Corp.	18,488	661
LaSalle Hotel Properties	31,760	653

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
American Campus Communities Inc.	23,786	649
Erie Indemnity Co. Class A	14,266	649
DuPont Fabros Technology Inc.	26,287	646
Brandywine Realty Trust	59,937	644
Equity Lifestyle Properties Inc.	13,150	634
* Forest City Enterprises Inc. Class A	55,918	633
BancorpSouth Inc.	34,821	623
Webster Financial Corp.	34,580	620
Iberiabank Corp.	12,000	618
Healthcare Realty Trust Inc.	28,055	616
American Capital Ltd.	127,371	614
BOK Financial Corp.	12,612	599
Northwest Bancshares Inc.	51,004	585
Unitrin Inc.	22,851	585
Trustmark Corp.	27,974	582
DiamondRock Hospitality Co.	70,634	581
CapitalSource Inc.	119,602	569
* Knight Capital Group Inc. Class A	41,168	568
* Stifel Financial Corp.	13,000	564
Astoria Financial Corp.	39,895	549
First American Financial Corp.	42,832	543
* CNO Financial Group Inc.	109,666	543
* MGIC Investment Corp.	78,517	541
TFS Financial Corp.	43,304	537
Delphi Financial Group Inc.	22,014	537
Extra Space Storage Inc.	37,679	524
Mercury General Corp.	12,555	520
UMB Financial Corp.	14,621	520
* Portfolio Recovery Associates Inc.	7,600	508
Post Properties Inc.	22,127	503
Umpqua Holdings Corp.	43,727	502
NewAlliance Bancshares Inc.	44,581	500
PS Business Parks Inc.	8,902	497
Redwood Trust Inc.	33,576	492
Glacier Bancorp Inc.	32,928	483
* PHH Corp.	25,247	481
Susquehanna Bancshares Inc.	57,618	480
Hatteras Financial Corp.	17,192	478
Medical Properties Trust Inc.	49,716	469
Cash America International Inc.	13,687	469
Montpelier Re Holdings Ltd.	31,308	467
Wintrust Financial Corp.	14,002	467
* Sunstone Hotel Investors Inc.	46,050	457
Hancock Holding Co.	13,655	456
United Bankshares Inc.	19,025	455
Wilmington Trust Corp.	40,991	455
First Citizens BancShares Inc.	2,319	446
National Health Investors Inc.	11,500	443
Radian Group Inc.	61,053	442
Argo Group International Holdings Ltd.	14,417	441
EastGroup Properties Inc.	12,300	438
* MBIA Inc.	77,856	437
Sovran Self Storage Inc.	12,480	430
DCT Industrial Trust Inc.	94,537	427
Colonial Properties Trust	29,311	426
Tower Group Inc.	19,701	424
Old National Bancorp	40,824	423
Alterra Capital Holdings Ltd.	22,500	423
Whitney Holding Corp.	45,333	419
FNB Corp.	51,775	416
MB Financial Inc.	22,562	415
International Bancshares Corp.	24,820	414
First Midwest Bancorp Inc.	33,254	404
First Financial Bancorp	26,682	399

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
RLI Corp.	7,430	390
Franklin Street Properties Corp.	32,687	386
CVB Financial Corp.	37,875	360
First Financial Bankshares Inc.	7,410	356
* MF Global Holdings Ltd.	61,855	353
Community Bank System Inc.	16,000	352
Selective Insurance Group Inc.	23,700	352
Capitol Federal Financial	10,444	346
Park National Corp.	5,324	346
American National Insurance Co.	4,267	346
NBT Bancorp Inc.	16,653	340
Anworth Mortgage Asset Corp.	47,646	339
* optionsXpress Holdings Inc.	21,367	336
Employers Holdings Inc.	22,739	335
National Penn Bancshares Inc.	55,694	335
Infinity Property & Casualty Corp.	7,241	334
Equity One Inc.	21,403	334
Cathay General Bancorp	32,283	334
Capstead Mortgage Corp.	29,992	332
* Ocwen Financial Corp.	32,350	330
* Interactive Brokers Group Inc.	19,825	329
Provident Financial Services Inc.	27,926	326
* KBW Inc.	14,836	318
* Investment Technology Group Inc.	19,537	314
American Capital Agency Corp.	11,841	313
Starwood Property Trust Inc.	18,322	311
* Investors Bancorp Inc.	23,646	310
Nelnet Inc. Class A	16,000	308
* Ezcorp Inc. Class A	16,538	307
* Texas Capital Bancshares Inc.	18,394	302
Alexander's Inc.	989	300
* Piper Jaffray Cos.	9,220	297
Horace Mann Educators Corp.	19,085	292
* Navigators Group Inc.	6,993	288
American Equity Investment Life Holding Co.	27,800	287
* Forestar Group Inc.	15,641	281
* Greenlight Capital Re Ltd. Class A	11,069	279
Saul Centers Inc.	6,643	270
Bank of the Ozarks Inc.	7,608	270
PacWest Bancorp	14,691	269
* World Acceptance Corp.	6,937	266
Columbia Banking System Inc.	14,434	264
Acadia Realty Trust	15,578	262
Chemical Financial Corp.	11,969	261
Lexington Realty Trust	43,108	259
PrivateBancorp Inc. Class A	23,241	258
Investors Real Estate Trust	29,024	256
Brookline Bancorp Inc.	28,689	255
* Pico Holdings Inc.	7,896	237
Pennsylvania Real Estate Investment Trust	19,349	236
S&T Bancorp Inc.	11,876	235
Inland Real Estate Corp.	29,454	233
Prospect Capital Corp.	23,984	231
Getty Realty Corp.	10,327	231
* iStar Financial Inc.	51,882	231
* First Cash Financial Services Inc.	10,600	231
U-Store-It Trust	30,695	229
* Hilltop Holdings Inc.	22,838	229
Cousins Properties Inc.	33,724	227
* Strategic Hotels & Resorts Inc.	51,427	226
* National Financial Partners Corp.	22,725	222
City Holding Co.	7,927	221
LTC Properties Inc.	9,000	218
* GLG Partners Inc.	49,590	217

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
GFI Group Inc.	38,668	216
Fifth Street Finance Corp.	19,511	215
Trustco Bank Corp. NY	38,059	213
Boston Private Financial Holdings Inc.	32,663	210
Home Bancshares Inc.	9,197	210
BlackRock Kelso Capital Corp.	20,741	205
* Ashford Hospitality Trust Inc.	27,906	205
Hersha Hospitality Trust	45,100	204
Government Properties Income Trust	7,844	200
United Fire & Casualty Co.	10,001	198
MCG Capital Corp.	41,015	198
Meadowbrook Insurance Group Inc.	22,801	197
* PMI Group Inc.	67,800	196
Amtrust Financial Services Inc.	16,045	193
Flagstone Reinsurance Holdings SA	17,809	193
First Commonwealth Financial Corp.	36,633	192
Provident New York Bancorp	21,730	192
Safety Insurance Group Inc.	5,189	192
WesBanco Inc.	11,385	192
Sun Communities Inc.	7,326	190
* AMERISAFE Inc.	10,800	190
* Encore Capital Group Inc.	9,023	186
* Enstar Group Ltd.	2,793	186
* Beneficial Mutual Bancorp Inc.	18,732	185
Sterling Bancshares Inc.	38,850	183
* Credit Acceptance Corp.	3,700	180
First Potomac Realty Trust	12,495	180
Dime Community Bancshares	14,512	179
* Federal National Mortgage Assn.	521,102	178
Invesco Mortgage Capital Inc.	8,900	178
* Altisource Portfolio Solutions SA	7,166	177
Simmons First National Corp. Class A	6,737	177
Artio Global Investors Inc. Class A	11,130	175
* Citizens Inc.	26,169	174
Independent Bank Corp.	7,000	173
Harleysville Group Inc.	5,517	171
* Dollar Financial Corp.	8,600	170
* CNA Surety Corp.	10,410	167
Compass Diversified Holdings	12,170	163
Northfield Bancorp Inc.	12,400	161
American Physicians Capital Inc.	5,200	160
Cardinal Financial Corp.	17,314	160
* FelCor Lodging Trust Inc.	31,968	160
Walter Investment Management Corp.	9,756	160
Hercules Technology Growth Capital Inc.	17,107	158
TowneBank	10,600	154
MarketAxess Holdings Inc.	11,113	153
Westfield Financial Inc.	18,333	153
Southside Bancshares Inc.	7,735	152
Bank Mutual Corp.	26,271	149
SCBT Financial Corp.	4,229	149
* Western Alliance Bancorp	20,740	149
StellarOne Corp.	11,315	145
First Financial Corp.	5,581	144
First Bancorp	9,817	142
Cedar Shopping Centers Inc.	23,600	142
Community Trust Bancorp Inc.	5,623	141
* Pinnacle Financial Partners Inc.	10,768	138
* Nara Bancorp Inc.	16,402	138
Republic Bancorp Inc.	6,160	138
Trico Bancshares	8,078	137
Suffolk Bancorp	4,300	133
Glimcher Realty Trust	22,134	132
National Western Life Insurance Co. Class A	857	131

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Cohen & Steers Inc.	6,300	131
* Emdeon Inc. Class A	10,393	130
1st Source Corp.	7,693	130
* TradeStation Group Inc.	19,117	129
Oriental Financial Group Inc.	10,181	129
Retail Opportunity Investments Corp.	13,175	127
* FPIC Insurance Group Inc.	4,950	127
* Federal Home Loan Mortgage Corp.	302,728	125
Universal Health Realty Income Trust	3,852	124
FBL Financial Group Inc. Class A	5,883	124
* First Marblehead Corp.	51,051	120
SY Bancorp Inc.	5,189	119
Evercore Partners Inc. Class A	5,100	119
* United Community Banks Inc.	29,861	118
MVC Capital Inc.	9,000	116
OneBeacon Insurance Group Ltd. Class A	8,107	116
Associated Estates Realty Corp.	8,908	115
BankFinancial Corp.	13,840	115
Lakeland Financial Corp.	5,698	114
* Safeguard Scientifics Inc.	10,753	114
Flushing Financial Corp.	9,252	113
* LaBranche & Co. Inc.	26,299	113
* Tejon Ranch Co.	4,846	112
Parkway Properties Inc.	7,669	112
Ramco-Gershenson Properties Trust	11,010	111
* Pebblebrook Hotel Trust	5,847	110
ViewPoint Financial Group	7,847	109
Lakeland Bancorp Inc.	12,674	108
* MPG Office Trust Inc.	36,800	108
Danvers Bancorp Inc.	7,461	108
* Green Bankshares Inc.	8,402	107
* Virginia Commerce Bancorp Inc.	17,165	107
Wainwright Bank & Trust Co.	5,682	106
Cypress Sharpridge Investments Inc.	8,341	106
* Phoenix Cos. Inc.	49,630	105
* Citizens Republic Bancorp Inc.	122,457	104
German American Bancorp Inc.	6,797	104
Urstadt Biddle Properties Inc. Class A	6,391	103
Maiden Holdings Ltd.	15,630	103
Advance America Cash Advance Centers Inc.	24,859	103
Univest Corp. of Pennsylvania	5,905	102
* PMA Capital Corp. Class A	15,612	102
* Bancorp Inc.	13,058	102
ESSA Bancorp Inc.	8,266	102
Renasant Corp.	7,089	102
Education Realty Trust Inc.	16,821	101
Tompkins Financial Corp.	2,629	99
Wilshire Bancorp Inc.	11,250	98
SWS Group Inc.	10,221	97
WSFS Financial Corp.	2,700	97
* eHealth Inc.	8,500	97
NGP Capital Resources Co.	13,425	96
NorthStar Realty Finance Corp.	35,998	96
Sandy Spring Bancorp Inc.	6,832	96
Arrow Financial Corp.	4,142	96
* Ladenburg Thalmann Financial Services Inc.	76,300	95
* United America Indemnity Ltd. Class A	12,928	95
Cogdell Spencer Inc.	13,900	94
* First Industrial Realty Trust Inc.	19,264	93
* Cardtronics Inc.	7,081	92
Gladstone Capital Corp.	8,419	91
Agree Realty Corp.	3,900	91
* Taylor Capital Group Inc.	7,000	91
First Merchants Corp.	10,627	90

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Ambac Financial Group Inc.	134,271	90
	Presidential Life Corp.	9,800	89
*	International Assets Holding Corp.	5,546	89
	Duff & Phelps Corp. Class A	7,000	88
	MainSource Financial Group Inc.	12,281	88
	Gladstone Commercial Corp.	5,300	87
	SeaBright Holdings Inc.	9,100	86
	EMC Insurance Group Inc.	3,895	85
	Berkshire Hills Bancorp Inc.	4,378	85
	Calamos Asset Management Inc. Class A	9,004	84
*	Thomas Weisel Partners Group Inc.	13,900	82
	Merchants Bancshares Inc.	3,611	80
*	RAIT Financial Trust	42,555	80
*	Primus Guaranty Ltd.	21,467	79
	Capital Southwest Corp.	901	79
	TICC Capital Corp.	9,386	79
	Resource Capital Corp.	13,800	78
	PennantPark Investment Corp.	8,200	78
	GAMCO Investors Inc.	2,093	78
	Life Partners Holdings Inc.	3,750	77
	Bancfirst Corp.	2,100	77
	Washington Trust Bancorp Inc.	4,493	77
*	CBOE Holdings Inc.	2,307	75
	Great Southern Bancorp Inc.	3,677	75
	Abington Bancorp Inc.	8,563	75
	CoBiz Financial Inc.	11,273	74
	Westwood Holdings Group Inc.	2,100	74
	Southwest Bancorp Inc.	5,544	74
	State Auto Financial Corp.	4,617	72
	One Liberty Properties Inc.	4,703	70
	Gladstone Investment Corp.	11,924	70
	Mission West Properties Inc.	10,188	69
	Peoples Bancorp Inc.	4,782	69
	Heartland Financial USA Inc.	3,955	68
	First Mercury Financial Corp.	6,441	68
	First Busey Corp.	14,811	67
	Kite Realty Group Trust	16,023	67
*	Pennymac Mortgage Investment Trust	4,200	67
	Financial Institutions Inc.	3,651	65
	CFS Bancorp Inc.	13,200	64
	Colony Financial Inc.	3,700	63
	UMH Properties Inc.	6,159	62
	Penns Woods Bancorp Inc.	2,008	61
	Roma Financial Corp.	5,600	61
	Donegal Group Inc. Class A	4,931	61
*	FBR Capital Markets Corp.	17,632	59
	Union First Market Bankshares Corp.	4,750	58
	Center Bancorp Inc.	7,678	58
*	Penson Worldwide Inc.	10,262	58
	CapLease Inc.	12,500	58
	Bryn Mawr Bank Corp.	3,402	57
	Oppenheimer Holdings Inc. Class A	2,377	57
	Centerstate Banks Inc.	5,542	56
	First Community Bancshares Inc.	3,779	56
	Northrim BanCorp Inc.	3,584	55
*	Sun Bancorp Inc.	14,652	55
	Camden National Corp.	1,992	55
*	Hanmi Financial Corp.	43,069	54
	Eastern Insurance Holdings Inc.	5,100	54
	Baldwin & Lyons Inc.	2,573	54
	First Financial Northwest Inc.	13,637	54
	Medallion Financial Corp.	8,180	54
*	United Community Financial Corp.	32,272	54
	Sanders Morris Harris Group Inc.	9,701	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Heritage Financial Corp.	3,576	54
* Newcastle Investment Corp.	19,931	53
Arlington Asset Investment Corp. Class A	2,834	53
National Bankshares Inc.	2,192	53
Stewart Information Services Corp.	5,820	53
LSB Corp.	4,028	52
Asta Funding Inc.	5,300	52
Sterling Bancorp	5,785	52
* Guaranty Bancorp	49,037	52
* Gleacher & Co. Inc.	20,361	52
Ames National Corp.	2,615	51
West Coast Bancorp	19,943	51
State Bancorp Inc.	5,343	51
Peapack Gladstone Financial Corp.	4,266	50
American National Bankshares Inc.	2,283	49
Consolidated-Tomoka Land Co.	1,700	48
Territorial Bancorp Inc.	2,528	48
Capital City Bank Group Inc.	3,850	48
United Financial Bancorp Inc.	3,474	47
Ameris Bancorp	4,898	47
* Virtus Investment Partners Inc.	2,481	46
* Waterstone Financial Inc.	13,579	46
NYMAGIC Inc.	2,400	46
First Financial Holdings Inc.	4,035	46
First South Bancorp Inc.	4,352	46
Pulaski Financial Corp.	7,046	45
Winthrop Realty Trust	3,459	44
* NewStar Financial Inc.	6,812	43
Federal Agricultural Mortgage Corp. Class A	3,500	42
* Center Financial Corp.	8,115	42
OceanFirst Financial Corp.	3,436	41
K-Fed Bancorp	4,436	40
* Avatar Holdings Inc.	1,994	38
* Pacific Mercantile Bancorp	10,891	38
Home Federal Bancorp Inc.	2,952	37
* Arbor Realty Trust Inc.	7,200	37
* American Safety Insurance Holdings Ltd.	2,300	36
Washington Banking Co.	2,800	36
* Stratus Properties Inc.	3,604	36
HF Financial Corp.	3,644	36
Kansas City Life Insurance Co.	1,200	36
PMC Commercial Trust	4,300	35
* Eagle Bancorp Inc.	2,936	35
Student Loan Corp.	1,350	33
Century Bancorp Inc. Class A	1,440	32
* West Bancorporation Inc.	4,621	31
* Asset Acceptance Capital Corp.	7,559	31
Citizens & Northern Corp.	2,898	31
* 1st United Bancorp Inc.	4,100	30
* AmeriServ Financial Inc.	18,587	30
* NewBridge Bancorp	8,369	29
* Intervest Bancshares Corp. Class A	5,348	29
Eastern Virginia Bankshares Inc.	4,460	29
Pacific Continental Corp.	3,050	29
* Crawford & Co. Class B	9,050	29
* Meridian Interstate Bancorp Inc.	2,492	27
* Unity Bancorp Inc.	5,069	27
American Physicians Service Group Inc.	1,090	27
* Marlin Business Services Corp.	2,196	27
Apollo Commercial Real Estate Finance Inc.	1,600	26
MBT Financial Corp.	11,530	26
BancTrust Financial Group Inc.	7,033	26
* Flagstar Bancorp Inc.	8,199	26
US Global Investors Inc. Class A	4,600	26

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Investors Title Co.	812	25
*	Harris & Harris Group Inc.	6,200	25
	TF Financial Corp.	1,161	25
*,^	Central Pacific Financial Corp.	16,703	25
*	Heritage Commerce Corp.	7,000	25
*	First BanCorp	46,200	25
	Shore Bancshares Inc.	2,050	24
	Rewards Network Inc.	1,733	24
*	BankAtlantic Bancorp Inc. Class A	16,689	23
	Provident Financial Holdings Inc.	4,832	23
	Monmouth Real Estate Investment Corp. Class A	3,100	23
*	First Acceptance Corp.	13,145	22
	CreXus Investment Corp.	1,800	22
*	United Security Bancshares	6,104	22
	Orrstown Financial Services Inc.	1,000	22
*	Gramercy Capital Corp.	17,524	22
*	Encore Bancshares Inc.	2,207	22
*	Cowen Group Inc. Class A	5,200	21
	Main Street Capital Corp.	1,400	21
	Jefferson Bancshares Inc.	5,200	21
	First of Long Island Corp.	800	21
	First Security Group Inc.	10,668	20
	Resource America Inc. Class A	5,286	20
	Colony Bankcorp Inc.	3,062	20
	First Bancorp Inc.	1,500	20
	MutualFirst Financial Inc.	2,926	20
*	Consumer Portfolio Services Inc.	14,200	20
*,^	Pacific Capital Bancorp NA	27,202	20
*	Republic First Bancorp Inc.	10,019	20
*,^	Sterling Financial Corp.	34,860	19
	Bank of Marin Bancorp	600	19
	Hawthorn Bancshares Inc.	1,579	19
*	Bank of Granite Corp.	16,417	19
*,^	Premierwest Bancorp	47,106	19
*	Tree.com Inc.	2,950	19
^	Princeton National Bancorp Inc.	2,999	18
	Epoch Holding Corp.	1,500	18
	Thomas Properties Group Inc.	5,320	18
	First Place Financial Corp.	5,836	18
	CompuCredit Holdings Corp.	4,388	17
	Bridge Bancorp Inc.	700	17
*	Camco Financial Corp.	6,536	16
	HopFed Bancorp Inc.	1,815	16
	Enterprise Financial Services Corp.	1,685	16
	Meta Financial Group Inc.	554	16
	Wayne Savings Bancshares Inc.	2,079	16
*	BCSB Bancorp Inc.	1,582	16
	First M&F Corp.	3,952	16
	Independence Holding Co.	2,602	16
	Codorus Valley Bancorp Inc.	2,097	15
	Comm Bancorp Inc.	843	15
	South Financial Group Inc.	53,734	15
	Capital Bank Corp.	4,502	15
	Kohlberg Capital Corp.	2,881	14
*	Cohen & Co. Inc.	2,883	14
	First Defiance Financial Corp.	1,600	14
	Atlantic Coast Federal Corp.	4,745	14
	Landmark Bancorp Inc.	825	14
	Sierra Bancorp	1,200	14
	Mercantile Bank Corp.	2,546	14
	ESB Financial Corp.	1,000	13
	Care Investment Trust Inc.	1,500	13
	Dynex Capital Inc.	1,400	13
	Triangle Capital Corp.	900	13

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	First Keystone Financial Inc.	958	13
	Citizens South Banking Corp.	2,237	13
	Federal Agricultural Mortgage Corp.	900	13
*	Macatawa Bank Corp.	10,455	13
*	Metro Bancorp Inc.	1,000	12
^	Old Second Bancorp Inc.	6,115	12
*	Royal Bancshares of Pennsylvania Inc.	4,060	12
*	HMN Financial Inc.	2,621	12
	JMP Group Inc.	1,900	12
	United Security Bancshares	1,292	12
*	North Valley Bancorp	4,618	10
*	Deerfield Capital Corp.	1,764	10
	Banner Corp.	4,700	9
*	American Independence Corp.	1,770	9
*	Cadence Financial Corp.	7,800	9
	National Interstate Corp.	445	9
*	Capital Trust Inc. Class A	5,099	8
	Alliance Financial Corp.	300	8
	Ameriana Bancorp	1,926	8
*	Superior Bancorp	4,089	8
	First Federal Bancshares of Arkansas Inc.	2,933	8
	QC Holdings Inc.	2,008	7
	Smithtown Bancorp Inc.	2,454	7
	Farmers Capital Bank Corp.	1,430	7
	Rockville Financial Inc.	600	7
	Yadkin Valley Financial Corp.	2,100	7
*	HFF Inc. Class A	1,000	7
	BRT Realty Trust	1,187	7
	Tower Bancorp Inc.	300	7
*	Seacoast Banking Corp. of Florida	4,564	6
^	Integra Bank Corp.	7,550	6
	Diamond Hill Investment Group Inc.	100	6
	CNB Financial Corp.	500	6
*	Cascade Bancorp	10,816	5
	Independent Bank Corp.	13,405	5
*	Capitol Bancorp Ltd.	3,990	5
*	Preferred Bank	2,123	4
	FNB United Corp.	4,656	4
*	TIB Financial Corp.	7,640	4
*	First State Bancorporation	10,265	3
	NASB Financial Inc.	200	3
*	Anchor Bancorp Wisconsin Inc.	6,479	3
*,^	Hampton Roads Bankshares Inc.	3,592	3
*	Hanmi Financial Corp. Rights Exp. 7/12/2010	43,069	3
*	ZipRealty Inc.	900	2
*	Valley National Bancorp Warrants	570	2
*,^	PAB Bankshares Inc.	2,196	2
*	Fidelity Southern Corp.	307	2
*	Affirmative Insurance Holdings Inc.	500	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Community Capital Corp.	299	1
*	Hallmark Financial Services	100	1
*	Southern Community Financial Corp.	400	1
	First United Corp.	200	1
*	Grubb & Ellis Co.	600	1
*	EBS Litigation L.L.C.	6,856	—
*	Cascade Financial Corp.	375	—
			836,003
Health Care (7.2%)
	Johnson & Johnson	1,229,501	72,614
	Pfizer Inc.	3,596,211	51,282
	Merck & Co. Inc.	1,361,152	47,599
	Abbott Laboratories	691,879	32,366
*	Amgen Inc.	443,456	23,326

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Bristol-Myers Squibb Co.	763,913	19,052
Medtronic Inc.	492,316	17,856
Eli Lilly & Co.	462,508	15,494
UnitedHealth Group Inc.	515,875	14,651
* Gilead Sciences Inc.	401,103	13,750
* Medco Health Solutions Inc.	206,863	11,394
* Express Scripts Inc.	233,102	10,960
Baxter International Inc.	268,626	10,917
* Celgene Corp.	204,954	10,416
* WellPoint Inc.	197,877	9,682
Covidien PLC	222,946	8,958
* Thermo Fisher Scientific Inc.	182,523	8,953
McKesson Corp.	120,091	8,065
Allergan Inc.	135,501	7,894
Becton Dickinson and Co.	105,100	7,107
Stryker Corp.	133,115	6,664
* Genzyme Corp.	118,324	6,007
* Biogen Idec Inc.	120,148	5,701
* Intuitive Surgical Inc.	17,163	5,417
Cardinal Health Inc.	161,087	5,414
* St. Jude Medical Inc.	148,962	5,376
Aetna Inc.	192,075	5,067
* Zimmer Holdings Inc.	90,373	4,885
* Hospira Inc.	73,033	4,196
AmerisourceBergen Corp. Class A	125,892	3,997
* Boston Scientific Corp.	673,518	3,906
* Life Technologies Corp.	80,674	3,812
CIGNA Corp.	122,615	3,808
* Forest Laboratories Inc.	134,835	3,699
* Laboratory Corp. of America Holdings	46,677	3,517
* Humana Inc.	75,943	3,468
Quest Diagnostics Inc.	67,800	3,374
CR Bard Inc.	42,647	3,306
* Vertex Pharmaceuticals Inc.	89,450	2,943
* Varian Medical Systems Inc.	55,290	2,891
* DaVita Inc.	46,036	2,874
* Edwards Lifesciences Corp.	50,486	2,828
* Waters Corp.	41,809	2,705
* Millipore Corp.	24,986	2,665
* Cerner Corp.	31,124	2,362
* Illumina Inc.	53,728	2,339
* Mylan Inc.	137,027	2,335
* Henry Schein Inc.	40,552	2,226
Perrigo Co.	36,655	2,165
* ResMed Inc.	33,654	2,046
* Alexion Pharmaceuticals Inc.	39,842	2,040
* Dendreon Corp.	59,933	1,938
* CareFusion Corp.	84,293	1,913
* Watson Pharmaceuticals Inc.	46,975	1,906
* Cephalon Inc.	33,527	1,903
* Human Genome Sciences Inc.	83,815	1,899
Beckman Coulter Inc.	31,276	1,886
DENTSPLY International Inc.	62,557	1,871
* Valeant Pharmaceuticals International	35,248	1,843
* Mettler-Toledo International Inc.	15,137	1,690
* Hologic Inc.	115,965	1,615
* IDEXX Laboratories Inc.	26,070	1,588
Universal Health Services Inc. Class B	40,294	1,537
* Covance Inc.	28,739	1,475
* Lincare Holdings Inc.	44,264	1,439
* Community Health Systems Inc.	41,771	1,412
Omnicare Inc.	54,544	1,293
Pharmaceutical Product Development Inc.	50,578	1,285
* Amylin Pharmaceuticals Inc.	64,690	1,216

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Patterson Cos. Inc.	41,856	1,194
*	Mednax Inc.	21,414	1,191
*	Coventry Health Care Inc.	66,674	1,179
*	Warner Chilcott PLC Class A	50,101	1,145
*	United Therapeutics Corp.	23,380	1,141
*	Endo Pharmaceuticals Holdings Inc.	51,889	1,132
*	Health Net Inc.	44,324	1,080
	PerkinElmer Inc.	51,640	1,067
*	Kinetic Concepts Inc.	29,122	1,063
*	Thoratec Corp.	24,462	1,045
*	Charles River Laboratories International Inc.	29,875	1,022
*	Gen-Probe Inc.	22,320	1,014
	Teleflex Inc.	18,014	978
*	Inverness Medical Innovations Inc.	36,277	967
*	Salix Pharmaceuticals Ltd.	24,546	958
*	Tenet Healthcare Corp.	219,989	955
	Techne Corp.	16,074	923
*	VCA Antech Inc.	36,000	891
*	Health Management Associates Inc. Class A	113,204	880
*	BioMarin Pharmaceutical Inc.	46,105	874
*	King Pharmaceuticals Inc.	114,039	866
	Hill-Rom Holdings Inc.	27,813	846
	STERIS Corp.	26,937	837
	Cooper Cos. Inc.	20,898	832
	Owens & Minor Inc.	28,705	815
*	Psychiatric Solutions Inc.	24,466	801
*	Healthsouth Corp.	42,448	794
*	LifePoint Hospitals Inc.	24,771	778
*	Bio-Rad Laboratories Inc. Class A	8,805	762
*	American Medical Systems Holdings Inc.	34,192	756
*	AMERIGROUP Corp.	23,226	754
*	ev3 Inc.	33,037	740
*	HMS Holdings Corp.	12,433	674
*	Sirona Dental Systems Inc.	19,176	668
*	Myriad Genetics Inc.	44,074	659
*	Emergency Medical Services Corp. Class A	13,411	658
*	Immucor Inc.	32,780	624
*	NuVasive Inc.	17,550	622
*	Onyx Pharmaceuticals Inc.	28,358	612
*	Dionex Corp.	8,200	611
*	Incyte Corp. Ltd.	55,082	610
*	Talecris Biotherapeutics Holdings Corp.	28,620	604
*	Catalyst Health Solutions Inc.	17,250	595
	Medicis Pharmaceutical Corp. Class A	27,192	595
*	Haemonetics Corp.	11,062	592
*	Regeneron Pharmaceuticals Inc.	26,384	589
*,^	Amedisys Inc.	13,234	582
*	Magellan Health Services Inc.	16,015	582
*	PSS World Medical Inc.	27,350	578
*	Parexel International Corp.	26,600	577
*	Brookdale Senior Living Inc.	38,186	573
	Masimo Corp.	23,892	569
	Chemed Corp.	10,400	568
	West Pharmaceutical Services Inc.	15,175	554
*	Cubist Pharmaceuticals Inc.	26,706	550
*	Acorda Therapeutics Inc.	17,540	546
*	Alkermes Inc.	43,814	545
	Quality Systems Inc.	9,100	528
*	Nektar Therapeutics	43,276	524
*	Auxilium Pharmaceuticals Inc.	21,700	510
*	Centene Corp.	23,500	505
*	Allscripts-Misys Healthcare Solutions Inc.	30,100	485
*	Eclipsys Corp.	26,300	469
*	WellCare Health Plans Inc.	19,759	469

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Seattle Genetics Inc.	38,886	466
*	Impax Laboratories Inc.	24,333	464
*	MedAssets Inc.	20,000	462
*	Volcano Corp.	20,309	443
*	Cepheid Inc.	26,922	431
*	Align Technology Inc.	28,861	429
*	Par Pharmaceutical Cos. Inc.	16,427	426
*	Isis Pharmaceuticals Inc.	43,725	418
*	inVentiv Health Inc.	15,915	407
*	Pharmasset Inc.	14,800	405
*	Viropharma Inc.	36,031	404
*	Odyssey HealthCare Inc.	15,000	401
*	Theravance Inc.	31,738	399
*	Martek Biosciences Corp.	15,984	379
*	Savient Pharmaceuticals Inc.	29,961	377
*	Integra LifeSciences Holdings Corp.	10,001	370
*	Cyberonics Inc.	15,400	365
*	Bruker Corp.	29,664	361
*	Gentiva Health Services Inc.	13,331	360
*	Vivus Inc.	37,314	358
*	Phase Forward Inc.	20,914	349
*	Healthspring Inc.	22,000	341
*	Wright Medical Group Inc.	20,400	339
*	Abraxis Bioscience Inc.	4,441	330
*	AMAG Pharmaceuticals Inc.	9,333	321
*	athenahealth Inc.	12,200	319
	PDL BioPharma Inc.	56,495	317
	Invacare Corp.	15,207	315
	Meridian Bioscience Inc.	18,208	310
*	Luminex Corp.	18,616	302
	Landauer Inc.	4,900	298
*	Bio-Reference Labs Inc.	13,288	295
*	Amsurg Corp. Class A	16,300	290
*	Halozyme Therapeutics Inc.	41,200	290
*	Conmed Corp.	15,440	288
*	Greatbatch Inc.	12,541	280
*	Hanger Orthopedic Group Inc.	15,235	274
*	Enzon Pharmaceuticals Inc.	25,691	274
	Analogic Corp.	5,900	269
*	Natus Medical Inc.	16,200	264
*	Celera Corp.	39,557	259
*	Universal American Corp.	17,857	257
*	Questcor Pharmaceuticals Inc.	24,622	251
*	Alnylam Pharmaceuticals Inc.	16,500	248
*	Conceptus Inc.	15,600	243
*	Globe Specialty Metals Inc.	23,224	240
*	NxStage Medical Inc.	16,100	239
*	PharMerica Corp.	16,254	238
*	Momenta Pharmaceuticals Inc.	19,200	235
*	Abaxis Inc.	10,700	229
	Computer Programs & Systems Inc.	5,600	229
*	Immunogen Inc.	24,400	226
*	Healthways Inc.	18,313	218
*	Affymetrix Inc.	36,894	218
*	Zoll Medical Corp.	8,000	217
*,^	MannKind Corp.	33,595	215
*	Merit Medical Systems Inc.	12,839	206
*	MWI Veterinary Supply Inc.	4,100	206
*	Somanetics Corp.	8,183	204
*	Geron Corp.	40,580	204
*	RehabCare Group Inc.	9,232	201
*	Omnicell Inc.	17,100	200
*	Metabolix Inc.	13,884	199
*	Medicines Co.	26,016	198

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Kindred Healthcare Inc.	15,232	196
*	ICU Medical Inc.	6,000	193
*	Neogen Corp.	7,403	193
*	ABIOMED Inc.	19,700	191
*	Quidel Corp.	15,000	190
*	Orthofix International NV	5,901	189
*	NPS Pharmaceuticals Inc.	28,946	186
*	Emeritus Corp.	11,336	185
*	DexCom Inc.	15,900	184
*	Assisted Living Concepts Inc. Class A	6,044	179
*	Nabi Biopharmaceuticals	32,571	177
*	Allos Therapeutics Inc.	28,177	173
*	Accuray Inc.	25,957	172
*	InterMune Inc.	18,200	170
*	Exelixis Inc.	48,305	168
*	Corvel Corp.	4,956	167
*	Sequenom Inc.	28,330	167
*	Insulet Corp.	10,900	164
*	LHC Group Inc.	5,900	164
*	Symmetry Medical Inc.	15,100	159
*	Cross Country Healthcare Inc.	17,700	159
*	eResearchTechnology Inc.	19,350	152
*	AMN Healthcare Services Inc.	20,205	151
*	Inspire Pharmaceuticals Inc.	29,885	149
*	Air Methods Corp.	5,000	149
*	HealthTronics Inc.	30,756	149
*	Endologix Inc.	32,493	147
*	Sun Healthcare Group Inc.	17,929	145
*	OraSure Technologies Inc.	30,890	143
*	Immunomedics Inc.	45,675	141
*	Pharmacyclics Inc.	21,128	141
*	Pain Therapeutics Inc.	24,800	138
*	Akorn Inc.	45,244	134
*	IPC The Hospitalist Co. Inc.	5,350	134
*	Molina Healthcare Inc.	4,618	133
*	American Dental Partners Inc.	10,709	130
*	US Physical Therapy Inc.	7,600	128
*	Ardea Biosciences Inc.	6,170	127
*	Neurocrine Biosciences Inc.	22,534	126
*	SonoSite Inc.	4,608	125
*	Select Medical Holdings Corp.	18,410	125
*	Medical Action Industries Inc.	10,350	124
*	Triple-S Management Corp. Class B	6,635	123
*	Targacept Inc.	6,282	121
*	Rural/Metro Corp.	14,870	121
*	Spectranetics Corp.	22,996	119
*	Micromet Inc.	19,030	119
*	Res-Care Inc.	12,200	118
*	Rigel Pharmaceuticals Inc.	16,289	117
*	Medivation Inc.	13,215	117
*	XenoPort Inc.	11,900	117
	America Service Group Inc.	6,643	114
*	Accelrys Inc.	17,107	110
*	Palomar Medical Technologies Inc.	9,700	109
*	IRIS International Inc.	10,700	108
*	Maxygen Inc.	19,491	108
*	Angiodynamics Inc.	7,293	108
*	Alphatec Holdings Inc.	23,100	107
*	BioScrip Inc.	20,408	107
*	Arena Pharmaceuticals Inc.	34,008	104
*	Genoptix Inc.	6,000	103
*	Kensey Nash Corp.	4,291	102
*,^	Novavax Inc.	45,222	98
*	SurModics Inc.	5,945	98

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	TomoTherapy Inc.	30,606	97
*	Clinical Data Inc.	7,800	97
*	Progenics Pharmaceuticals Inc.	17,436	96
*	Optimer Pharmaceuticals Inc.	10,200	95
*	Ligand Pharmaceuticals Inc. Class B	64,280	94
*	Arqule Inc.	21,301	92
*	Array Biopharma Inc.	29,985	91
*	Emergent Biosolutions Inc.	5,500	90
*	Orthovita Inc.	43,416	88
*	Sangamo Biosciences Inc.	23,683	88
*	Pozen Inc.	12,462	87
*	Lexicon Pharmaceuticals Inc.	67,009	86
*	Idenix Pharmaceuticals Inc.	17,134	86
*	Ariad Pharmaceuticals Inc.	29,712	84
	National Healthcare Corp.	2,400	83
*	BioMimetic Therapeutics Inc.	7,381	82
*	Hi-Tech Pharmacal Co. Inc.	3,513	80
*	Zymogenetics Inc.	18,875	80
*	Continucare Corp.	23,735	80
*	Capital Senior Living Corp.	15,700	78
*	Protalix BioTherapeutics Inc.	12,700	78
*	Durect Corp.	31,841	77
*	Almost Family Inc.	2,200	77
*	CryoLife Inc.	14,000	75
	Cantel Medical Corp.	4,500	75
*	Caliper Life Sciences Inc.	17,380	74
*,^	Delcath Systems Inc.	11,598	74
*	Vital Images Inc.	5,700	73
*	Micrus Endovascular Corp.	3,400	71
*	BioCryst Pharmaceuticals Inc.	11,700	69
*	SuperGen Inc.	33,900	68
*	ATS Medical Inc.	17,226	68
*,^	Cell Therapeutics Inc.	179,910	67
*	Rochester Medical Corp.	7,086	67
*	Sciclone Pharmaceuticals Inc.	25,157	67
*	National Dentex Corp.	3,896	66
*	RTI Biologics Inc.	21,863	64
*	SIGA Technologies Inc.	8,033	62
*	Albany Molecular Research Inc.	11,811	61
*	Merge Healthcare Inc.	20,581	60
*	Sunrise Senior Living Inc.	21,300	59
	Young Innovations Inc.	2,100	59
*	Medidata Solutions Inc.	3,800	59
*	Cerus Corp.	18,474	58
*	Dyax Corp.	25,397	58
*	Genomic Health Inc.	4,300	56
*	Cypress Bioscience Inc.	24,077	55
	Atrion Corp.	400	54
*	Five Star Quality Care Inc.	17,293	52
*	MAKO Surgical Corp.	4,100	51
*	Peregrine Pharmaceuticals Inc.	23,676	51
*	Cadence Pharmaceuticals Inc.	7,068	50
*	Depomed Inc.	17,306	48
*	Javelin Pharmaceuticals Inc.	21,776	48
*,^	Keryx Biopharmaceuticals Inc.	13,000	48
*	AVI BioPharma Inc.	29,300	47
*	Anika Therapeutics Inc.	8,000	47
*	BioSphere Medical Inc.	10,860	47
*	Stereotaxis Inc.	14,107	47
*	Medcath Corp.	5,899	46
*	Kendle International Inc.	4,000	46
*	Clarient Inc.	14,890	46
*	Synovis Life Technologies Inc.	2,995	46
*	LCA-Vision Inc.	8,112	45

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	StemCells Inc.	46,900	44
*	Alliance HealthCare Services Inc.	10,800	44
*	Providence Service Corp.	3,100	43
*	Furiex Pharmaceuticals Inc.	4,223	43
*	PDI Inc.	5,100	42
*	Anadys Pharmaceuticals Inc.	21,879	42
*	Myrexis Inc.	11,168	42
*	Corcept Therapeutics Inc.	13,426	42
*	Opko Health Inc.	18,460	42
*	Spectrum Pharmaceuticals Inc.	10,500	41
*	Icad Inc.	21,400	41
*	Skilled Healthcare Group Inc.	6,000	41
	Psychemedics Corp.	4,980	41
*	CytRx Corp.	51,700	40
*	Enzo Biochem Inc.	9,435	38
*	MAP Pharmaceuticals Inc.	2,900	38
	Ensign Group Inc.	2,292	38
*	Vical Inc.	12,115	38
*	AGA Medical Holdings Inc.	2,900	37
*	Affymax Inc.	6,154	37
*	Hooper Holmes Inc.	63,605	36
*	BMP Sunstone Corp.	6,943	36
*	Vanda Pharmaceuticals Inc.	5,400	36
*	Obagi Medical Products Inc.	3,000	35
*	Penwest Pharmaceuticals Co.	10,450	34
*	Celldex Therapeutics Inc.	7,537	34
*	Cambrex Corp.	10,772	34
*	Hansen Medical Inc.	15,321	33
*	Columbia Laboratories Inc.	30,465	32
*	Adolor Corp.	29,428	32
*	Exact Sciences Corp.	7,166	32
*	Telik Inc.	39,883	31
*	AVANIR Pharmaceuticals Inc.	12,100	31
*	Allied Healthcare International Inc.	13,317	31
*	Osiris Therapeutics Inc.	5,258	31
*	Chindex International Inc.	2,400	30
*	Exactech Inc.	1,758	30
*	Orexigen Therapeutics Inc.	7,000	29
*	NovaMed Inc.	3,533	29
*	Matrixx Initiatives Inc.	6,300	29
*	ZIOPHARM Oncology Inc.	8,900	28
*	Santarus Inc.	11,122	28
*	XOMA Ltd.	65,000	27
*	GTx Inc.	8,800	27
*	Harvard Bioscience Inc.	7,434	26
*	Cutera Inc.	2,800	26
*	Caraco Pharmaceutical Laboratories Ltd.	5,444	26
*	CPEX Pharmaceuticals Inc.	940	25
*	Cytori Therapeutics Inc.	7,100	25
*	MELA Sciences Inc.	3,204	24
*	Curis Inc.	16,670	23
*	CardioNet Inc.	4,200	23
*	Osteotech Inc.	7,187	23
*	Biolase Technology Inc.	15,314	23
*,^	Generex Biotechnology Corp.	66,500	22
*	GenVec Inc.	47,497	22
*	Entremed Inc.	53,110	21
*	Nighthawk Radiology Holdings Inc.	7,985	21
*	Insmed Inc.	30,050	20
*	Staar Surgical Co.	3,500	20
*	Cytokinetics Inc.	7,525	18
*	Strategic Diagnostics Inc.	9,612	17
*	Jazz Pharmaceuticals Inc.	2,200	17
*	Acadia Pharmaceuticals Inc.	15,540	17

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	ThermoGenesis Corp.	33,937	17
*,^	Hemispherx Biopharma Inc.	35,200	16
*	Vascular Solutions Inc.	1,300	16
*	Transcend Services Inc.	1,200	16
*	Aastrom Biosciences Inc.	10,475	16
*	Health Grades Inc.	2,600	16
*	Idera Pharmaceuticals Inc.	4,300	15
*	Animal Health International Inc.	5,800	14
*	Cynosure Inc. Class A	1,300	14
*	KV Pharmaceutical Co. Class A	16,333	14
*	Theragenics Corp.	11,916	14
*	Cardiac Science Corp.	13,656	13
*	Capstone Therapeutics Corp.	20,010	13
*	RadNet Inc.	5,579	13
*	Orchid Cellmark Inc.	7,589	13
*	ISTA Pharmaceuticals Inc.	5,337	12
*	OTIX Global Inc.	2,786	11
*	Discovery Laboratories Inc.	56,046	11
*	Biosante Pharmaceuticals Inc.	5,715	10
*	Alexza Pharmaceuticals Inc.	3,696	10
*	Cel-Sci Corp.	19,362	9
*	Repligen Corp.	2,900	9
*	Infinity Pharmaceuticals Inc.	1,525	9
*	OncoGenex Pharmaceutical Inc.	636	9
*	Dynavax Technologies Corp.	4,363	8
*	RXi Pharmaceuticals Corp.	2,936	8
*	Biodel Inc.	2,000	8
*	Synta Pharmaceuticals Corp.	2,800	8
*	Antigenics Inc.	8,912	7
*	Arrowhead Research Corp.	5,498	6
*	AspenBio Pharma Inc.	6,000	6
*	Dusa Pharmaceuticals Inc.	2,300	5
*	Inovio Pharmaceuticals Inc.	4,600	5
*	IVAX Diagnostics Inc.	8,700	5
*	Mediware Information Systems	500	4
*	Combinatorx Inc.	2,700	4
*	Inhibitex Inc.	1,400	4
*	Biospecifics Technologies Corp.	166	3
*	Poniard Pharmaceuticals Inc.	4,773	3
*	SCOLR Pharma Inc.	6,600	3
*	OXiGENE Inc.	6,748	3
*	Digirad Corp.	1,200	2
*	ADVENTRX Pharmaceuticals Inc.	1,416	2
*	NMT Medical Inc.	3,531	2
*	Chelsea Therapeutics International Inc.	400	1
*	SenoRx Inc.	100	1
*	Metropolitan Health Networks Inc.	200	1
*	EpiCept Corp.	637	1
*	Bovie Medical Corp.	100	—
*	Palatin Technologies Inc.	1,600	—
*	Repros Therapeutics Inc.	700	—
			630,208
Industrials (6.5%)
	General Electric Co.	4,754,520	68,560
	United Technologies Corp.	396,855	25,760
	3M Co.	301,369	23,805
	Boeing Co.	303,625	19,052
	United Parcel Service Inc. Class B	318,156	18,100
	Caterpillar Inc.	278,425	16,725
	Union Pacific Corp.	225,232	15,656
	Emerson Electric Co.	335,355	14,652
	Honeywell International Inc.	323,667	12,633
	Lockheed Martin Corp.	142,297	10,601
	Deere & Co.	188,328	10,486

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
FedEx Corp.	132,530	9,292
Danaher Corp.	245,058	9,097
Norfolk Southern Corp.	164,724	8,739
CSX Corp.	173,861	8,629
General Dynamics Corp.	146,191	8,561
Raytheon Co.	167,922	8,126
Tyco International Ltd.	229,253	8,077
Illinois Tool Works Inc.	190,362	7,858
Northrop Grumman Corp.	128,213	6,980
Precision Castparts Corp.	63,177	6,502
Waste Management Inc.	205,316	6,424
PACCAR Inc.	146,155	5,827
Cummins Inc.	85,320	5,557
Republic Services Inc. Class A	169,804	5,048
Ingersoll-Rand PLC	143,145	4,937
Eaton Corp.	70,499	4,613
CH Robinson Worldwide Inc.	74,367	4,139
* Delta Air Lines Inc.	350,068	4,113
Parker Hannifin Corp.	71,684	3,976
Rockwell Collins Inc.	70,109	3,725
Goodrich Corp.	55,825	3,698
Southwest Airlines Co.	331,254	3,680
L-3 Communications Holdings Inc.	51,521	3,650
Dover Corp.	83,522	3,490
ITT Corp.	77,382	3,476
Fluor Corp.	79,690	3,387
Cooper Industries PLC	74,558	3,281
Expeditors International of Washington Inc.	94,562	3,263
Rockwell Automation Inc.	63,723	3,128
Fastenal Co.	59,146	2,969
WW Grainger Inc.	27,443	2,729
* Stericycle Inc.	36,062	2,365
Roper Industries Inc.	41,847	2,342
Joy Global Inc.	45,875	2,298
* McDermott International Inc.	102,880	2,228
Flowserve Corp.	24,920	2,113
Textron Inc.	121,888	2,068
Pitney Bowes Inc.	92,841	2,039
* Jacobs Engineering Group Inc.	55,700	2,030
AMETEK Inc.	48,289	1,939
* Quanta Services Inc.	93,602	1,933
Iron Mountain Inc.	82,059	1,843
Pall Corp.	52,500	1,804
Masco Corp.	161,183	1,734
* Kansas City Southern	45,650	1,659
Bucyrus International Inc. Class A	34,550	1,639
Manpower Inc.	37,945	1,638
Equifax Inc.	56,687	1,591
* UAL Corp.	75,222	1,547
* Owens Corning	51,597	1,543
Dun & Bradstreet Corp.	22,826	1,532
RR Donnelley & Sons Co.	92,906	1,521
Robert Half International Inc.	63,435	1,494
Cintas Corp.	62,312	1,494
* URS Corp.	37,731	1,485
KBR Inc.	72,000	1,465
Avery Dennison Corp.	45,299	1,455
Pentair Inc.	44,360	1,428
* Navistar International Corp.	28,879	1,421
Donaldson Co. Inc.	33,257	1,418
JB Hunt Transport Services Inc.	42,890	1,401
* Verisk Analytics Inc. Class A	45,700	1,366
* Continental Airlines Inc. Class B	61,589	1,355
* Shaw Group Inc.	37,606	1,287

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Oshkosh Corp.	40,308	1,256
* Foster Wheeler AG	57,402	1,209
SPX Corp.	22,443	1,185
* Waste Connections Inc.	33,650	1,174
* Copart Inc.	32,624	1,168
* BE Aerospace Inc.	43,957	1,118
* AGCO Corp.	40,903	1,103
* IHS Inc. Class A	18,797	1,098
TransDigm Group Inc.	21,200	1,082
Snap-On Inc.	26,435	1,081
Gardner Denver Inc.	23,792	1,061
IDEX Corp.	36,953	1,056
* AMR Corp.	150,876	1,023
MSC Industrial Direct Co. Class A	20,154	1,021
* Corrections Corp. of America	52,922	1,010
Lincoln Electric Holdings Inc.	19,425	991
* Hertz Global Holdings Inc.	103,600	980
Timken Co.	37,195	967
* Covanta Holding Corp.	58,253	966
* Aecom Technology Corp.	41,764	963
Carlisle Cos. Inc.	26,612	962
Ryder System Inc.	23,650	951
Hubbell Inc. Class B	23,949	951
* Alliant Techsystems Inc.	15,120	938
* FTI Consulting Inc.	21,380	932
Regal-Beloit Corp.	16,700	932
* WABCO Holdings Inc.	29,270	921
Kennametal Inc.	36,082	918
* Spirit Aerosystems Holdings Inc. Class A	47,510	906
* Kirby Corp.	23,600	903
Lennox International Inc.	21,705	902
* Terex Corp.	47,900	898
Landstar System Inc.	22,770	888
Harsco Corp.	36,946	868
Wabtec Corp.	21,514	858
Towers Watson & Co. Class A	21,190	823
CLARCOR Inc.	22,870	812
* GrafTech International Ltd.	55,498	811
* Thomas & Betts Corp.	23,232	806
Nordson Corp.	14,059	788
Graco Inc.	27,591	778
Toro Co.	15,600	766
Con-way Inc.	24,526	736
Baldor Electric Co.	20,219	730
* Clean Harbors Inc.	10,965	728
Acuity Brands Inc.	19,612	714
* Alaska Air Group Inc.	15,778	709
* EMCOR Group Inc.	30,500	707
* Hexcel Corp.	44,800	695
Valmont Industries Inc.	9,557	694
Crane Co.	22,497	680
* WESCO International Inc.	19,725	664
* Genesee & Wyoming Inc. Class A	17,619	657
Woodward Governor Co.	25,700	656
* Esterline Technologies Corp.	13,700	650
Trinity Industries Inc.	36,388	645
Watsco Inc.	11,100	643
* General Cable Corp.	24,052	641
* US Airways Group Inc.	73,822	636
* Teledyne Technologies Inc.	16,421	634
* JetBlue Airways Corp.	115,111	632
Curtiss-Wright Corp.	20,768	603
* United Stationers Inc.	11,019	600
Actuant Corp. Class A	31,360	591

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Knight Transportation Inc.	28,965	586
	HNI Corp.	21,135	583
	Alexander & Baldwin Inc.	19,129	570
	GATX Corp.	21,336	569
	UTi Worldwide Inc.	45,328	561
*	Moog Inc. Class A	17,300	558
	AO Smith Corp.	11,545	556
	Brady Corp. Class A	22,262	555
*	Atlas Air Worldwide Holdings Inc.	11,600	551
*	Tetra Tech Inc.	27,938	548
	Manitowoc Co. Inc.	59,748	546
*	ArvinMeritor Inc.	40,481	530
*,^	American Superconductor Corp.	19,308	515
*	HUB Group Inc. Class A	17,107	513
	Kaydon Corp.	15,488	509
	Triumph Group Inc.	7,606	507
*	Geo Group Inc.	24,000	498
*	Dollar Thrifty Automotive Group Inc.	11,600	494
	Belden Inc.	21,825	480
	Werner Enterprises Inc.	21,577	472
*	Avis Budget Group Inc.	47,793	469
*	Old Dominion Freight Line Inc.	13,150	462
*	EnerSys	21,080	451
	Simpson Manufacturing Co. Inc.	18,100	444
	Herman Miller Inc.	23,487	443
	Deluxe Corp.	23,637	443
	Applied Industrial Technologies Inc.	17,489	443
*	Middleby Corp.	8,253	439
	Rollins Inc.	20,850	431
	Mueller Industries Inc.	17,429	429
	ABM Industries Inc.	20,350	426
	Brink's Co.	21,956	418
	Corporate Executive Board Co.	15,845	416
*	Orbital Sciences Corp.	26,000	410
	Watts Water Technologies Inc. Class A	13,911	399
	Heartland Express Inc.	27,418	398
	Forward Air Corp.	14,553	397
	Mine Safety Appliances Co.	16,002	397
*	USG Corp.	32,400	391
	Briggs & Stratton Corp.	22,996	391
	Granite Construction Inc.	16,177	381
*	Beacon Roofing Supply Inc.	20,975	378
*	II-VI Inc.	12,700	376
*	CoStar Group Inc.	9,317	362
	American Science & Engineering Inc.	4,700	358
	Healthcare Services Group Inc.	18,642	353
*	Insituform Technologies Inc. Class A	17,200	352
	Barnes Group Inc.	20,864	342
	Robbins & Myers Inc.	14,700	320
*	Korn/Ferry International	22,900	318
*	Mobile Mini Inc.	19,500	317
	Skywest Inc.	25,900	317
	Otter Tail Corp.	16,268	314
*	Griffon Corp.	28,390	314
*	GeoEye Inc.	10,068	314
*	Advisory Board Co.	7,291	313
	Administaff Inc.	12,700	307
	ESCO Technologies Inc.	11,800	304
*	AAR Corp.	18,100	303
*	EnPro Industries Inc.	10,719	302
	Knoll Inc.	22,700	302
	Steelcase Inc. Class A	37,426	290
	Cubic Corp.	7,900	287
*	Polypore International Inc.	12,400	282

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Quanex Building Products Corp.	15,990	276
* Armstrong World Industries Inc.	9,156	276
Allegiant Travel Co. Class A	6,346	271
Seaboard Corp.	177	267
* AirTran Holdings Inc.	54,940	266
* DigitalGlobe Inc.	10,060	265
* Argon ST Inc.	7,695	264
Kaman Corp.	11,851	262
* Ceradyne Inc.	12,246	262
* Resources Connection Inc.	19,200	261
* SYKES Enterprises Inc.	18,316	261
Ameron International Corp.	4,300	259
* Blount International Inc.	25,237	259
Franklin Electric Co. Inc.	8,900	257
Mueller Water Products Inc. Class A	69,074	256
* DynCorp International Inc. Class A	14,549	255
* Acacia Research - Acacia Technologies	17,831	254
* Navigant Consulting Inc.	24,078	250
Arkansas Best Corp.	11,800	245
* Macquarie Infrastructure Co. LLC	18,800	240
Raven Industries Inc.	7,100	239
* Kforce Inc.	18,707	239
Tennant Co.	6,900	233
* Interline Brands Inc.	13,304	230
* MasTec Inc.	24,375	229
* Astec Industries Inc.	8,243	229
* RBC Bearings Inc.	7,777	225
Universal Forest Products Inc.	7,421	225
Aircastle Ltd.	28,426	223
* Waste Services Inc.	18,632	217
* Chart Industries Inc.	13,917	217
* Stanley Inc.	5,800	217
* TrueBlue Inc.	19,304	216
Badger Meter Inc.	5,482	212
* Tutor Perini Corp.	12,800	211
* United Rentals Inc.	22,480	210
* Genco Shipping & Trading Ltd.	13,908	209
* EnerNOC Inc.	6,500	204
* Altra Holdings Inc.	15,600	203
HEICO Corp.	5,625	202
* Sensata Technologies Holding NV	12,300	197
Interface Inc. Class A	17,743	191
* Celadon Group Inc.	13,425	190
AAON Inc.	8,130	190
* Amerco Inc.	3,428	189
McGrath Rentcorp	8,200	187
Heidrick & Struggles International Inc.	8,100	185
* Layne Christensen Co.	7,508	182
* Exponent Inc.	5,516	181
* A123 Systems Inc.	19,139	181
EnergySolutions Inc.	35,200	179
* Consolidated Graphics Inc.	4,100	177
Comfort Systems USA Inc.	18,300	177
Apogee Enterprises Inc.	16,300	177
Albany International Corp.	10,722	174
Diamond Management & Technology Consultants Inc. Class A	16,775	173
* Huron Consulting Group Inc.	8,890	173
CIRCOR International Inc.	6,700	171
AZZ Inc.	4,614	170
NACCO Industries Inc. Class A	1,891	168
Cascade Corp.	4,700	167
Great Lakes Dredge & Dock Corp.	27,781	167
* Cenveo Inc.	30,001	165
Tredegar Corp.	10,055	164

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Dycom Industries Inc.	19,090	163
	Gorman-Rupp Co.	6,452	162
*	SFN Group Inc.	29,599	162
*	CBIZ Inc.	25,023	159
*	Wabash National Corp.	21,450	153
*	Vicor Corp.	12,179	152
*	Force Protection Inc.	37,036	152
	John Bean Technologies Corp.	9,900	151
*	Cornell Cos. Inc.	5,600	150
	Ennis Inc.	10,009	150
	FreightCar America Inc.	6,515	147
	Bowne & Co. Inc.	13,114	147
	Encore Wire Corp.	8,050	146
	HEICO Corp. Class A	5,380	145
	CDI Corp.	9,300	144
	G&K Services Inc. Class A	6,939	143
*	Kelly Services Inc. Class A	9,400	140
*	Orion Marine Group Inc.	9,800	139
*	M&F Worldwide Corp.	5,100	138
	Lindsay Corp.	4,350	138
*	Columbus McKinnon Corp.	9,837	137
*	ATC Technology Corp.	8,429	136
	Viad Corp.	7,547	133
*	Taser International Inc.	34,000	133
*	Kadant Inc.	7,610	133
*	School Specialty Inc.	7,299	132
*	ICF International Inc.	5,500	132
*	American Reprographics Co.	15,057	131
*	Colfax Corp.	12,600	131
	Titan International Inc.	13,125	131
*	Marten Transport Ltd.	6,150	128
	Standex International Corp.	4,900	124
*	Innerworkings Inc.	18,129	124
*	American Commercial Lines Inc.	5,280	119
*	GenCorp Inc.	27,100	119
*	Rush Enterprises Inc. Class A	8,750	117
*	LB Foster Co. Class A	4,500	117
*	RSC Holdings Inc.	18,900	117
*	Aerovironment Inc.	5,300	115
	Federal Signal Corp.	18,853	114
	Alamo Group Inc.	5,242	114
	US Ecology Inc.	7,800	114
*	Titan Machinery Inc.	8,200	108
*	H&E Equipment Services Inc.	14,293	107
*	MYR Group Inc.	6,400	107
*	Republic Airways Holdings Inc.	17,114	105
*	Ladish Co. Inc.	4,600	105
*	Furmanite Corp.	26,197	104
	TAL International Group Inc.	4,590	103
*	KAR Auction Services Inc.	8,315	103
*,^	Capstone Turbine Corp.	104,276	102
	Ampco-Pittsburgh Corp.	4,900	102
*	3D Systems Corp.	8,104	102
*,^	Harbin Electric Inc.	6,100	102
	Houston Wire & Cable Co.	9,300	101
	Ducommun Inc.	5,800	99
*	Trex Co. Inc.	4,900	98
*	ACCO Brands Corp.	19,708	98
*	Eagle Bulk Shipping Inc.	22,733	96
*	Dolan Co.	8,600	96
*	Pacer International Inc.	13,300	93
*	Michael Baker Corp.	2,659	93
	American Woodmark Corp.	5,385	92
*	Herley Industries Inc.	6,452	92

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Sterling Construction Co. Inc.	6,900	89
*	Hawaiian Holdings Inc.	17,000	88
	Miller Industries Inc.	6,446	87
	Sun Hydraulics Corp.	3,700	87
*	Team Inc.	6,636	87
*	Energy Recovery Inc.	21,262	85
*	Trimas Corp.	7,500	85
	Applied Signal Technology Inc.	4,300	85
*	Gibraltar Industries Inc.	8,200	83
	Kimball International Inc. Class B	14,764	82
*	Fuel Tech Inc.	12,400	78
	Met-Pro Corp.	7,266	78
	Graham Corp.	5,200	78
*	Powell Industries Inc.	2,832	77
*	GP Strategies Corp.	10,600	77
*	Flow International Corp.	32,500	77
*	Lydall Inc.	9,942	76
*	Saia Inc.	5,051	76
*	PMFG Inc.	5,000	76
*	Metalico Inc.	18,800	75
*	Sauer-Danfoss Inc.	6,000	73
*	Perma-Fix Environmental Services	44,758	72
*	PowerSecure International Inc.	7,800	71
*	CRA International Inc.	3,678	69
*	LECG Corp.	26,474	69
*	Builders FirstSource Inc.	28,380	68
	Insteel Industries Inc.	5,800	67
*	Pike Electric Corp.	6,910	65
	Aceto Corp.	11,107	64
*	Park-Ohio Holdings Corp.	4,400	63
*	Air Transport Services Group Inc.	13,274	63
*,^	China BAK Battery Inc.	35,800	62
*	Commercial Vehicle Group Inc.	6,012	61
	Schawk Inc. Class A	4,100	61
*	Northwest Pipe Co.	3,150	60
*	RailAmerica Inc.	6,000	60
	Dynamic Materials Corp.	3,700	59
*	Greenbrier Cos. Inc.	5,100	57
*	Willis Lease Finance Corp.	6,189	57
*	DXP Enterprises Inc.	3,600	56
*	PAM Transportation Services Inc.	3,663	55
*	Tecumseh Products Co. Class A	4,923	55
	Todd Shipyards Corp.	3,676	54
*	Hudson Highland Group Inc.	12,330	54
*	Volt Information Sciences Inc.	6,300	53
*	United Capital Corp.	2,064	50
*	Standard Parking Corp.	3,100	49
*,^	Ener1 Inc.	14,326	48
*	Fushi Copperweld Inc.	5,900	48
*	Advanced Battery Technologies Inc.	14,700	48
*	Dynamex Inc.	3,900	48
*	APAC Customer Services Inc.	8,134	46
*	Astronics Corp.	2,800	46
*	FuelCell Energy Inc.	37,418	44
*	On Assignment Inc.	8,700	44
*	WCA Waste Corp.	9,763	44
*	Broadwind Energy Inc.	14,980	42
*	USA Truck Inc.	2,600	42
	Multi-Color Corp.	4,087	42
*	Casella Waste Systems Inc. Class A	10,781	41
*	Pinnacle Airlines Corp.	7,373	40
	Horizon Lines Inc. Class A	9,400	40
*	Ultralife Corp.	9,200	40
*	YRC Worldwide Inc.	261,802	39

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	LMI Aerospace Inc.	2,400	38
*	NN Inc.	7,480	37
*	UQM Technologies Inc.	10,950	37
	Lawson Products Inc.	2,138	36
*	Hill International Inc.	8,700	35
*	Applied Energetics Inc.	34,281	35
*	Odyssey Marine Exploration Inc.	34,066	34
*,^	Valence Technology Inc.	46,165	33
*	Quality Distribution Inc.	6,326	33
*	Intersections Inc.	7,870	33
*	Plug Power Inc.	70,838	33
*	Covenant Transportation Group Inc. Class A	4,806	32
	International Shipholding Corp.	1,442	32
*	BlueLinx Holdings Inc.	11,400	30
	LSI Industries Inc.	6,007	29
*,^	SmartHeat Inc.	4,900	28
*	TBS International PLC Class A	4,500	28
*	LaBarge Inc.	2,400	27
*	NCI Building Systems Inc.	3,260	27
*	TRC Cos. Inc.	8,800	27
	American Railcar Industries Inc.	2,200	27
*	Satcon Technology Corp.	9,000	26
*	Integrated Electrical Services Inc.	7,350	26
*	Innovative Solutions & Support Inc.	5,724	25
*	Active Power Inc.	31,013	24
	Barrett Business Services Inc.	1,900	24
	Virco Manufacturing	7,736	23
	Preformed Line Products Co.	823	23
	VSE Corp.	700	22
*	Patriot Transportation Holding Inc.	261	21
	LS Starrett Co. Class A	2,200	21
*	SL Industries Inc.	1,700	20
	Superior Uniform Group Inc.	2,008	20
	Twin Disc Inc.	1,600	18
	Standard Register Co.	5,676	18
*	Magnetek Inc.	19,000	18
	Hardinge Inc.	2,000	17
*	Frozen Food Express Industries	4,700	16
*,^	C&D Technologies Inc.	16,400	14
*	Rush Enterprises Inc. Class B	1,149	13
*	Raytheon Co. Warrants Exp. 06/16/2011	1,046	13
	Omega Flex Inc.	810	12
*	Tecumseh Products Co. Class B	1,000	11
*	Hurco Cos. Inc.	700	10
*	Hoku Corp.	2,800	9
*	Mistras Group Inc.	800	9
*	Sypris Solutions Inc.	2,100	8
*	Universal Truckload Services Inc.	600	8
*	Innotrac Corp.	5,748	7
*	Arotech Corp.	4,507	7
*	Allied Defense Group Inc.	1,100	4
*	ExpressJet Holdings Inc.	1,305	3
*	Amrep Corp.	200	3
*	Lihua International Inc.	200	2
*	CAI International Inc.	100	1
			568,942
Information Technology (10.9%)
*	Apple Inc.	404,069	101,635
	Microsoft Corp.	3,517,396	80,935
	International Business Machines Corp.	578,855	71,477
*	Cisco Systems Inc.	2,551,423	54,371
*	Google Inc. Class A	108,676	48,355
	Intel Corp.	2,461,518	47,877
	Hewlett-Packard Co.	1,048,999	45,401

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Oracle Corp.	1,786,406	38,336
	QUALCOMM Inc.	748,944	24,595
*	EMC Corp.	914,732	16,740
	Visa Inc. Class A	209,145	14,797
	Texas Instruments Inc.	553,452	12,884
	Corning Inc.	694,707	11,220
	Accenture PLC Class A	281,838	10,893
*	eBay Inc.	520,957	10,216
*	Dell Inc.	784,721	9,464
	Automatic Data Processing Inc.	224,998	9,058
	Mastercard Inc. Class A	44,298	8,839
*	Yahoo! Inc.	592,752	8,198
	Applied Materials Inc.	598,512	7,194
*	Motorola Inc.	1,030,702	6,720
*	Cognizant Technology Solutions Corp. Class A	132,688	6,642
	Broadcom Corp. Class A	195,487	6,445
*	Adobe Systems Inc.	233,596	6,174
*	NetApp Inc.	151,063	5,636
*	Juniper Networks Inc.	232,245	5,300
	Tyco Electronics Ltd.	204,612	5,193
*	Symantec Corp.	359,308	4,987
	Xerox Corp.	588,289	4,730
*	Intuit Inc.	134,157	4,665
	Western Union Co.	304,253	4,536
*	Agilent Technologies Inc.	155,512	4,421
*	Salesforce.com Inc.	50,179	4,306
*	SanDisk Corp.	101,958	4,289
	Fidelity National Information Services Inc.	142,063	3,810
	Paychex Inc.	145,014	3,766
*	Marvell Technology Group Ltd.	236,740	3,731
	Analog Devices Inc.	132,681	3,697
*	Citrix Systems Inc.	81,940	3,460
	CA Inc.	185,458	3,412
	Altera Corp.	132,585	3,289
*	Micron Technology Inc.	379,147	3,219
	Xilinx Inc.	123,283	3,114
*	Fiserv Inc.	67,929	3,102
*	Akamai Technologies Inc.	76,412	3,100
	Computer Sciences Corp.	68,488	3,099
*	Western Digital Corp.	101,905	3,073
	Amphenol Corp. Class A	77,218	3,033
*	SAIC Inc.	176,519	2,955
*	Seagate Technology	222,489	2,901
*	BMC Software Inc.	81,471	2,821
*,^	First Solar Inc.	24,689	2,810
	Linear Technology Corp.	99,719	2,773
*	Cree Inc.	45,066	2,705
	Activision Blizzard Inc.	254,614	2,671
*	NVIDIA Corp.	247,717	2,529
*	Autodesk Inc.	102,607	2,500
*	Red Hat Inc.	84,227	2,438
*	F5 Networks Inc.	35,491	2,434
	Harris Corp.	58,396	2,432
*	Sybase Inc.	36,792	2,379
*	Teradata Corp.	75,331	2,296
	Microchip Technology Inc.	82,307	2,283
	Maxim Integrated Products Inc.	136,100	2,277
*	McAfee Inc.	70,922	2,179
*	Lam Research Corp.	57,231	2,178
*	VeriSign Inc.	81,984	2,177
	KLA-Tencor Corp.	76,952	2,145
*	Electronic Arts Inc.	146,080	2,104
*	Flextronics International Ltd.	363,626	2,036
*	FLIR Systems Inc.	68,381	1,989

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* VMware Inc. Class A	29,935	1,874
* Advanced Micro Devices Inc.	255,731	1,872
* Rovi Corp.	46,735	1,772
* ANSYS Inc.	40,635	1,649
* Avnet Inc.	68,076	1,641
* Equinix Inc.	19,649	1,596
* Nuance Communications Inc.	101,905	1,523
* Trimble Navigation Ltd.	54,238	1,519
* Dolby Laboratories Inc. Class A	24,136	1,513
National Semiconductor Corp.	106,715	1,436
* Alliance Data Systems Corp.	23,496	1,398
* Hewitt Associates Inc. Class A	40,104	1,382
* Synopsys Inc.	65,896	1,375
Global Payments Inc.	36,943	1,350
Factset Research Systems Inc.	20,124	1,348
Lender Processing Services Inc.	42,939	1,344
* Skyworks Solutions Inc.	79,882	1,341
* LSI Corp.	290,812	1,338
* Arrow Electronics Inc.	54,272	1,213
* ON Semiconductor Corp.	189,440	1,209
* Lexmark International Inc. Class A	35,140	1,161
Jabil Circuit Inc.	86,466	1,150
* Polycom Inc.	38,439	1,145
* MICROS Systems Inc.	35,900	1,144
Solera Holdings Inc.	31,467	1,139
Broadridge Financial Solutions Inc.	59,673	1,137
* Itron Inc.	18,103	1,119
* Ingram Micro Inc.	72,462	1,101
* Novellus Systems Inc.	42,422	1,076
Tellabs Inc.	167,969	1,073
* WebMD Health Corp.	22,963	1,066
Total System Services Inc.	76,780	1,044
* CommScope Inc.	42,998	1,022
* Brocade Communications Systems Inc.	196,611	1,015
* IAC/InterActiveCorp	45,954	1,010
* Informatica Corp.	40,962	978
* MEMC Electronic Materials Inc.	98,982	978
* AOL Inc.	46,809	973
* Atmel Corp.	200,897	964
* Varian Semiconductor Equipment Associates Inc.	33,565	962
* JDS Uniphase Corp.	97,083	955
* VistaPrint NV	19,649	933
* Rambus Inc.	53,003	929
* Novell Inc.	157,187	893
* TIBCO Software Inc.	73,684	889
* NCR Corp.	73,071	886
Molex Inc.	48,516	885
Jack Henry & Associates Inc.	36,496	872
* QLogic Corp.	52,060	865
* Atheros Communications Inc.	31,320	863
National Instruments Corp.	26,878	854
* Compuware Corp.	105,115	839
* Parametric Technology Corp.	53,368	836
Diebold Inc.	30,052	819
* Silicon Laboratories Inc.	20,092	815
* Concur Technologies Inc.	19,000	811
* Gartner Inc.	34,653	806
* Avago Technologies Ltd.	38,099	802
* Tech Data Corp.	22,459	800
* PMC - Sierra Inc.	105,200	791
* Cybersource Corp.	30,901	789
* Teradyne Inc.	79,819	778
* Rackspace Hosting Inc.	41,110	754
CoreLogic Inc.	42,432	749

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* VeriFone Systems Inc.	39,356	745
* Riverbed Technology Inc.	26,917	743
* GSI Commerce Inc.	25,127	724
* Cadence Design Systems Inc.	124,933	723
* NeuStar Inc. Class A	34,530	712
* Genpact Ltd.	45,219	702
* Netlogic Microsystems Inc.	25,000	680
Intersil Corp. Class A	55,878	677
* Cypress Semiconductor Corp.	67,003	673
ADTRAN Inc.	24,591	671
* Ariba Inc.	40,834	651
* Zebra Technologies Corp.	25,626	650
* Monster Worldwide Inc.	55,303	644
Plantronics Inc.	22,472	643
* MercadoLibre Inc.	11,969	629
DST Systems Inc.	16,908	611
* Vishay Intertechnology Inc.	78,663	609
* International Rectifier Corp.	32,614	607
* Veeco Instruments Inc.	17,600	603
* CACI International Inc. Class A	13,800	586
* Arris Group Inc.	57,518	586
* Progress Software Corp.	19,200	577
* Anixter International Inc.	13,242	564
* Convergys Corp.	56,969	559
* Sohu.com Inc.	13,346	548
* Microsemi Corp.	37,429	548
* Blackboard Inc.	14,598	545
* Viasat Inc.	16,375	533
* Ciena Corp.	42,044	533
* Quest Software Inc.	28,968	523
* Omnivision Technologies Inc.	24,200	519
* InterDigital Inc.	20,545	507
* Acxiom Corp.	34,467	506
Sapient Corp.	49,913	506
* Hittite Microwave Corp.	11,206	501
* Sanmina-SCI Corp.	36,437	496
* Wright Express Corp.	16,674	495
* Plexus Corp.	18,444	493
* Fairchild Semiconductor International Inc. Class A	56,886	478
Fair Isaac Corp.	21,947	478
* Benchmark Electronics Inc.	29,615	469
MAXIMUS Inc.	8,100	469
* Finisar Corp.	31,247	466
* Semtech Corp.	28,378	465
* RF Micro Devices Inc.	117,166	458
* Aruba Networks Inc.	32,152	458
* Lawson Software Inc.	62,361	455
* j2 Global Communications Inc.	20,708	452
* SuccessFactors Inc.	21,346	444
Blackbaud Inc.	20,181	439
* TriQuint Semiconductor Inc.	71,889	439
* Mantech International Corp. Class A	10,300	438
* Cirrus Logic Inc.	27,461	434
* Digital River Inc.	17,808	426
* Synaptics Inc.	15,440	425
* ValueClick Inc.	39,090	418
* Palm Inc.	73,002	415
* Advent Software Inc.	8,819	414
* CommVault Systems Inc.	18,400	414
* MKS Instruments Inc.	21,853	409
Power Integrations Inc.	12,525	403
* Cavium Networks Inc.	15,395	403
* Cymer Inc.	13,241	398
* JDA Software Group Inc.	18,059	397

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Earthlink Inc.	49,853	397
*	Mentor Graphics Corp.	44,755	396
*	Comtech Telecommunications Corp.	13,150	394
*	SRA International Inc. Class A	20,000	393
*	Blue Coat Systems Inc.	19,234	393
	Syntel Inc.	11,425	388
*	Websense Inc.	20,400	386
*	DG FastChannel Inc.	11,767	383
*	Integrated Device Technology Inc.	77,116	382
*	Tessera Technologies Inc.	23,781	382
*	Cabot Microelectronics Corp.	10,907	377
*	Coherent Inc.	10,991	377
*	TiVo Inc.	51,050	377
*	Taleo Corp. Class A	15,453	375
*	Unisys Corp.	20,070	371
*	Tekelec	27,811	368
*	Applied Micro Circuits Corp.	34,765	364
*	Take-Two Interactive Software Inc.	39,900	359
*	SonicWALL Inc.	30,556	359
*	Checkpoint Systems Inc.	20,400	354
	Cognex Corp.	19,742	347
*	Emulex Corp.	37,759	347
*	EchoStar Corp. Class A	17,831	340
*	ADC Telecommunications Inc.	45,625	338
*	CSG Systems International Inc.	18,349	336
	AVX Corp.	26,114	335
*	ACI Worldwide Inc.	17,100	333
*	FEI Co.	16,800	331
*	L-1 Identity Solutions Inc.	39,586	324
*	Universal Display Corp.	18,000	324
*	Scansource Inc.	12,900	322
*	MicroStrategy Inc. Class A	4,201	315
*	Sonus Networks Inc.	115,949	314
*	DTS Inc.	9,500	312
*	Amkor Technology Inc.	55,586	306
*,^	SunPower Corp. Class A	24,700	299
*	Acme Packet Inc.	11,100	298
*	Manhattan Associates Inc.	10,800	298
*	Ultimate Software Group Inc.	8,910	293
*	Rofin-Sinar Technologies Inc.	14,028	292
*	DealerTrack Holdings Inc.	17,726	292
*	AsiaInfo Holdings Inc.	13,307	291
*	Netgear Inc.	16,200	289
*	Insight Enterprises Inc.	21,798	287
*	Lattice Semiconductor Corp.	63,653	276
*	Littelfuse Inc.	8,600	272
*	Infinera Corp.	42,040	270
*	Power-One Inc.	39,757	268
*	Brooks Automation Inc.	34,638	268
*	Entegris Inc.	66,392	264
*	Forrester Research Inc.	8,691	263
*	Euronet Worldwide Inc.	20,400	261
*	Tyler Technologies Inc.	16,800	261
	Black Box Corp.	9,300	259
*	Stratasys Inc.	10,500	258
*	Harmonic Inc.	47,272	257
*	Zoran Corp.	26,922	257
	Micrel Inc.	24,635	251
*	ATMI Inc.	17,116	251
*	OSI Systems Inc.	9,008	250
*	FormFactor Inc.	23,000	248
*	Netezza Corp.	17,700	242
*	Verigy Ltd.	27,812	242
*	Rogers Corp.	8,700	242

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Monolithic Power Systems Inc.	13,515	241
* Art Technology Group Inc.	70,374	241
* Oclaro Inc.	21,545	239
* Standard Microsystems Corp.	10,200	237
* Intermec Inc.	23,024	236
* Avid Technology Inc.	18,206	232
* TeleTech Holdings Inc.	17,747	229
* Synchronoss Technologies Inc.	12,000	228
* LTX-Credence Corp.	79,536	225
* STEC Inc.	17,447	219
* Electro Scientific Industries Inc.	16,383	219
* Quantum Corp.	115,200	217
* Brightpoint Inc.	30,603	214
iGate Corp.	16,693	214
Molex Inc. Class A	13,800	213
* SAVVIS Inc.	14,444	213
* Cogent Inc.	23,500	212
* Electronics for Imaging Inc.	21,386	209
* Terremark Worldwide Inc.	26,660	208
* SYNNEX Corp.	8,100	208
* Diodes Inc.	13,000	206
* Constant Contact Inc.	9,631	205
* Volterra Semiconductor Corp.	8,900	205
* SunPower Corp. Class B	18,694	202
Heartland Payment Systems Inc.	13,436	199
* TTM Technologies Inc.	20,800	198
* OpenTable Inc.	4,708	195
* Net 1 UEPS Technologies Inc.	14,420	193
* EPIQ Systems Inc.	14,753	191
Pegasystems Inc.	5,900	189
CTS Corp.	20,500	189
* Rubicon Technology Inc.	6,300	188
United Online Inc.	32,438	187
* ArcSight Inc.	8,272	185
* TNS Inc.	10,600	185
* Epicor Software Corp.	23,082	184
* Ixia	21,449	184
* Loral Space & Communications Inc.	4,300	184
MTS Systems Corp.	6,320	183
* Global Cash Access Holdings Inc.	25,250	182
* Netscout Systems Inc.	12,800	182
* Ebix Inc.	11,500	180
* Advanced Energy Industries Inc.	14,600	179
* Move Inc.	86,901	178
* Internet Capital Group Inc.	23,148	176
* ADPT Corp.	60,826	176
* SolarWinds Inc.	10,700	172
* infoGROUP Inc.	21,384	171
* S1 Corp.	28,062	169
Park Electrochemical Corp.	6,832	167
* Kulicke & Soffa Industries Inc.	23,434	165
* Lionbridge Technologies Inc.	35,784	164
* LivePerson Inc.	23,600	162
* Sourcefire Inc.	8,500	162
Methode Electronics Inc.	16,549	161
* RealNetworks Inc.	48,479	160
* Exar Corp.	22,971	159
* Infospace Inc.	21,148	159
* ModusLink Global Solutions Inc.	26,004	157
* Extreme Networks	57,859	156
BGC Partners Inc. Class A	30,530	156
* Oplink Communications Inc.	10,783	155
Sycamore Networks Inc.	9,251	154
* Smith Micro Software Inc.	16,018	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	FARO Technologies Inc.	7,900	148
*	Imation Corp.	15,978	147
	Electro Rent Corp.	11,391	146
*	IPG Photonics Corp.	9,500	145
*	Mercury Computer Systems Inc.	12,300	144
*	STR Holdings Inc.	7,655	144
	Opnet Technologies Inc.	9,548	140
*	Mattson Technology Inc.	36,402	138
*	Anadigics Inc.	31,576	138
*	Echelon Corp.	18,300	134
*	THQ Inc.	30,882	133
*	Newport Corp.	14,660	133
*	IXYS Corp.	14,993	133
*	Silicon Graphics International Corp.	18,700	132
*	UTStarcom Inc.	71,921	132
*	Bottomline Technologies Inc.	10,100	132
*	Radiant Systems Inc.	9,050	131
*	Silicon Image Inc.	37,171	130
*	Hypercom Corp.	27,100	126
	Cohu Inc.	10,313	125
	Daktronics Inc.	16,518	124
*	Perficient Inc.	13,822	123
*	Multi-Fineline Electronix Inc.	4,900	122
*	Limelight Networks Inc.	27,249	120
*	Isilon Systems Inc.	9,300	119
*	SMART Modular Technologies WWH Inc.	20,058	117
*	Ultratech Inc.	7,200	117
*	Cogo Group Inc.	18,600	116
*	support.com Inc.	27,817	116
*	Rimage Corp.	7,300	116
*	Actel Corp.	9,000	115
*	Integrated Silicon Solution Inc.	15,300	115
*	Kenexa Corp.	9,473	114
*	RightNow Technologies Inc.	7,200	113
*	Sigma Designs Inc.	11,200	112
*	Symyx Technologies Inc.	22,358	112
*	Super Micro Computer Inc.	8,100	109
*	GT Solar International Inc.	19,300	108
	NIC Inc.	16,700	107
*,^	Sonic Solutions Inc.	12,700	106
*	Novatel Wireless Inc.	18,427	106
*	Gerber Scientific Inc.	19,600	105
*	Aviat Networks Inc.	28,777	104
*	Double-Take Software Inc.	9,900	104
*	Ceva Inc.	8,185	103
*	LogMeIn Inc.	3,900	102
*	comScore Inc.	6,100	100
*	Anaren Inc.	6,685	100
*	Mindspeed Technologies Inc.	13,249	99
*	LoopNet Inc.	8,037	99
*	Comverge Inc.	10,900	98
*	Internap Network Services Corp.	23,192	97
*	Seachange International Inc.	11,679	96
*	KVH Industries Inc.	7,735	96
*	VASCO Data Security International Inc.	15,200	94
*	Vocus Inc.	6,132	94
*	Energy Conversion Devices Inc.	22,606	93
*	Ultra Clean Holdings	10,800	92
	DDi Corp.	12,046	91
*	Interactive Intelligence Inc.	5,461	90
*	Compellent Technologies Inc.	7,300	88
*	Kopin Corp.	25,500	86
*	Symmetricom Inc.	16,836	86
*	Supertex Inc.	3,456	85

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Maxwell Technologies Inc.	7,400	84
*	Conexant Systems Inc.	37,447	84
*	DivX Inc.	10,900	84
*	Entropic Communications Inc.	13,100	83
*	Nanometrics Inc.	8,204	83
*	Knot Inc.	10,481	82
*	Powerwave Technologies Inc.	52,792	81
*	PROS Holdings Inc.	12,500	81
*	Online Resources Corp.	19,307	80
*	EMS Technologies Inc.	5,331	80
*	Openwave Systems Inc.	39,175	80
*	Pericom Semiconductor Corp.	8,250	79
*	MoneyGram International Inc.	32,290	79
*,^	Evergreen Solar Inc.	115,307	79
*	Radisys Corp.	8,178	78
*	Microtune Inc.	35,924	77
*	Globecomm Systems Inc.	9,266	76
*	Intevac Inc.	7,100	76
*	Hackett Group Inc.	26,903	76
*	X-Rite Inc.	20,406	75
*	Trident Microsystems Inc.	52,100	74
	Cass Information Systems Inc.	2,160	74
*	3PAR Inc.	7,800	73
*	Magma Design Automation Inc.	25,500	72
*	Digi International Inc.	8,700	72
*	MIPS Technologies Inc. Class A	13,946	71
*	FalconStor Software Inc.	26,858	71
*	China Security & Surveillance Technology Inc.	15,344	71
*	Cray Inc.	12,370	69
*	PDF Solutions Inc.	14,369	69
*,^	Microvision Inc.	23,195	69
	Keynote Systems Inc.	7,516	68
*	Advanced Analogic Technologies Inc.	21,248	68
*	Immersion Corp.	13,159	67
*	Rosetta Stone Inc.	2,900	67
	Bel Fuse Inc. Class A	4,000	66
*	Saba Software Inc.	12,878	66
*	Hughes Communications Inc.	2,693	66
*	Geeknet Inc.	52,405	65
*	Network Equipment Technologies Inc.	18,500	65
	Renaissance Learning Inc.	4,366	64
*	Westell Technologies Inc. Class A	41,100	64
*	Internet Brands Inc. Class A	6,200	64
*	Zygo Corp.	7,521	61
*	Stamps.com Inc.	5,950	61
*	ShoreTel Inc.	13,014	60
*	Photronics Inc.	13,300	60
	Agilysys Inc.	8,900	60
*	ExlService Holdings Inc.	3,449	59
*	Dynamics Research Corp.	5,857	59
*	PC-Tel Inc.	11,702	59
*	DSP Group Inc.	9,200	59
*	Integral Systems Inc.	9,196	58
*	NetSuite Inc.	4,600	58
	Keithley Instruments Inc.	6,403	57
*	PC Connection Inc.	9,314	56
*	Measurement Specialties Inc.	4,100	56
*	Virage Logic Corp.	4,700	56
*	Ciber Inc.	20,126	56
*	Monotype Imaging Holdings Inc.	6,100	55
*	TeleCommunication Systems Inc. Class A	13,167	55
*	Liquidity Services Inc.	4,200	54
*	Rudolph Technologies Inc.	7,192	54
*	Ramtron International Corp.	20,730	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	PLX Technology Inc.	12,809	54
*	NVE Corp.	1,200	52
*	Axcelis Technologies Inc.	32,683	51
	Technitrol Inc.	15,969	50
*	MoSys Inc.	11,414	50
	Ipass Inc.	46,609	50
*	QuickLogic Corp.	17,008	50
*	Zix Corp.	21,700	49
*,^	Wave Systems Corp. Class A	15,026	49
*	Actuate Corp.	10,776	48
*	DemandTec Inc.	6,892	47
*	Ness Technologies Inc.	10,314	44
*	Fortinet Inc.	2,658	44
*	Opnext Inc.	26,100	43
*	Computer Task Group Inc.	6,500	42
*	Emcore Corp.	46,977	42
*	FSI International Inc.	9,808	41
*	Phoenix Technologies Ltd.	13,797	40
*	NCI Inc. Class A	1,700	38
	QAD Inc.	9,221	38
*	ORBCOMM Inc.	20,565	37
*	Hutchinson Technology Inc.	8,600	37
*	Presstek Inc.	10,531	37
*	Dot Hill Systems Corp.	31,231	37
	Marchex Inc. Class B	9,581	37
*	Superconductor Technologies Inc.	13,815	33
*	TechTeam Global Inc.	5,490	33
	American Software Inc. Class A	6,941	32
*	PC Mall Inc.	7,800	31
	TheStreet.com Inc.	10,767	31
*	Autobytel Inc.	27,010	31
*	StarTek Inc.	7,800	30
	Newtek Business Services Inc.	22,635	30
*	LoJack Corp.	7,969	29
	Imergent Inc.	8,000	29
*	KIT Digital Inc.	3,200	28
*	GTSI Corp.	5,149	28
*	Zhone Technologies Inc.	18,837	28
*	BigBand Networks Inc.	9,130	28
*	Tollgrade Communications Inc.	4,300	27
*	Network Engines Inc.	9,800	27
*	Transwitch Corp.	11,898	26
*,^	China Information Security Technology Inc.	4,900	25
*	LRAD Corp.	19,570	24
*	iGO Inc.	15,927	24
*	ActivIdentity Corp.	12,400	24
*	Aware Inc.	10,000	23
*	NU Horizons Electronics Corp.	7,522	23
*	Edgewater Technology Inc.	7,915	23
*	Transact Technologies Inc.	3,076	22
*	Telular Corp.	7,232	22
*	Research Frontiers Inc.	4,700	21
*	LaserCard Corp.	4,456	20
	Bel Fuse Inc. Class B	1,156	19
*	CalAmp Corp.	8,700	19
*	Spectrum Control Inc.	1,300	18
*	GSE Systems Inc.	4,126	17
*	Viasystems Group Inc.	1,108	16
*	Reis Inc.	2,356	15
*	Comarco Inc.	6,400	15
*	ID Systems Inc.	5,700	15
*	Lantronix Inc.	3,500	14
*	Pixelworks Inc.	4,533	14
*	Planar Systems Inc.	7,423	13

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Ikanos Communications Inc.	7,741	12
* Concurrent Computer Corp.	2,620	12
* Web.com Group Inc.	3,285	12
* Virtusa Corp.	1,200	11
Richardson Electronics Ltd.	1,200	11
Evolving Systems Inc.	1,477	11
* EF Johnson Technologies Inc.	7,200	10
* Echo Global Logistics Inc.	800	10
* Tier Technologies Inc. Class B	1,600	10
* Datalink Corp.	2,405	10
* Authentidate Holding Corp.	14,539	9
* Dice Holdings Inc.	1,300	9
* LeCroy Corp.	1,800	9
* Ditech Networks Inc.	6,780	9
* Management Network Group Inc.	3,023	8
* Looksmart Ltd.	6,700	8
* AuthenTec Inc.	3,100	8
* Identive Group Inc.	4,700	8
* Performance Technologies Inc.	2,900	7
VirnetX Holding Corp.	1,200	7
* PRGX Global Inc.	1,681	7
* EndWave Corp.	2,100	7
* RAE Systems Inc.	8,200	7
* Market Leader Inc.	3,100	6
* Callidus Software Inc.	1,800	6
* Deltek Inc.	700	6
* Parkervision Inc.	4,500	6
* Selectica Inc.	1,020	6
* Bsquare Corp.	2,425	6
* WebMediaBrands Inc.	6,017	5
* Nextwave Wireless Inc.	4,957	5
* Unica Corp.	500	5
Qualstar Corp.	2,400	5
* Wireless Telecom Group Inc.	5,909	4
* Allen Organ Co. Escrow Shares	1,400	4
* Digital Angel Corp.	8,108	4
* Analysts International Corp.	1,635	4
* AXT Inc.	800	4
* Vertro Inc.	5,400	3
* Rainmaker Systems Inc.	2,180	3
* Cinedigm Digital Cinema Corp. Class A	1,600	2
* Intellicheck Mobilisa Inc.	1,297	2
		961,404
Materials (2.2%)
EI du Pont de Nemours & Co.	402,769	13,932
Newmont Mining Corp.	215,259	13,290
Dow Chemical Co.	512,641	12,160
Freeport-McMoRan Copper & Gold Inc.	191,907	11,347
Monsanto Co.	243,156	11,239
Praxair Inc.	136,546	10,376
Air Products & Chemicals Inc.	94,596	6,131
Nucor Corp.	140,345	5,372
Ecolab Inc.	105,283	4,728
Alcoa Inc.	454,675	4,574
PPG Industries Inc.	73,965	4,468
International Paper Co.	184,724	4,180
Weyerhaeuser Co.	94,312	3,320
Sherwin-Williams Co.	41,579	2,877
Cliffs Natural Resources Inc.	60,338	2,846
Mosaic Co.	69,573	2,712
Sigma-Aldrich Corp.	54,292	2,705
Vulcan Materials Co.	56,389	2,472
United States Steel Corp.	64,049	2,469
Lubrizol Corp.	30,543	2,453

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
Airgas Inc.	35,184	2,188
Ball Corp.	39,977	2,112
* Owens-Illinois Inc.	75,439	1,995
CF Industries Holdings Inc.	30,570	1,940
* Crown Holdings Inc.	72,972	1,827
FMC Corp.	30,818	1,770
Allegheny Technologies Inc.	39,628	1,751
Eastman Chemical Co.	32,434	1,731
Martin Marietta Materials Inc.	20,334	1,725
MeadWestvaco Corp.	76,672	1,702
* Pactiv Corp.	59,405	1,654
Celanese Corp. Class A	65,368	1,628
Ashland Inc.	33,252	1,544
International Flavors & Fragrances Inc.	35,558	1,508
Walter Energy Inc.	24,215	1,474
Albemarle Corp.	36,890	1,465
Sealed Air Corp.	71,992	1,420
Sonoco Products Co.	45,018	1,372
Bemis Co. Inc.	48,710	1,315
Valspar Corp.	42,476	1,279
Nalco Holding Co.	62,200	1,273
Steel Dynamics Inc.	90,969	1,200
Aptargroup Inc.	30,040	1,136
Reliance Steel & Aluminum Co.	31,040	1,122
Royal Gold Inc.	22,239	1,067
RPM International Inc.	58,802	1,049
Packaging Corp. of America	47,000	1,035
Compass Minerals International Inc.	14,680	1,032
Domtar Corp.	19,700	968
Temple-Inland Inc.	46,624	964
Scotts Miracle-Gro Co. Class A	21,164	940
Cytec Industries Inc.	21,536	861
Rock-Tenn Co. Class A	16,683	829
Huntsman Corp.	87,740	761
* Solutia Inc.	55,052	721
Silgan Holdings Inc.	24,708	701
* WR Grace & Co.	33,300	701
* Titanium Metals Corp.	39,801	700
Commercial Metals Co.	52,000	687
Carpenter Technology Corp.	20,400	670
Cabot Corp.	27,412	661
Olin Corp.	35,858	649
Greif Inc. Class A	11,200	622
AK Steel Holding Corp.	50,617	603
* Coeur d'Alene Mines Corp.	37,980	599
Sensient Technologies Corp.	22,717	589
* Hecla Mining Co.	110,288	576
* Allied Nevada Gold Corp.	29,000	571
* Rockwood Holdings Inc.	23,478	533
NewMarket Corp.	5,919	517
Eagle Materials Inc.	19,124	496
HB Fuller Co.	22,600	429
Minerals Technologies Inc.	8,800	418
* Intrepid Potash Inc.	20,934	410
Schnitzer Steel Industries Inc.	10,300	404
Schweitzer-Mauduit International Inc.	7,953	401
* Louisiana-Pacific Corp.	58,756	393
Worthington Industries Inc.	29,500	379
Balchem Corp.	14,837	371
Arch Chemicals Inc.	11,550	355
* PolyOne Corp.	40,770	343
* OM Group Inc.	14,189	339
* Calgon Carbon Corp.	25,074	332
Texas Industries Inc.	10,600	313

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Stillwater Mining Co.	26,095	303
*	Clearwater Paper Corp.	5,225	286
	AMCOL International Corp.	11,700	275
*	RTI International Metals Inc.	11,239	271
	A Schulman Inc.	13,990	265
	PH Glatfelter Co.	24,200	263
*	Ferro Corp.	30,276	223
	Zep Inc.	11,856	207
*	Century Aluminum Co.	22,900	202
	Innophos Holdings Inc.	7,600	198
	Kaiser Aluminum Corp.	5,628	195
	Stepan Co.	2,823	193
	Deltic Timber Corp.	4,500	188
*	Spartech Corp.	18,106	186
*	Brush Engineered Materials Inc.	9,100	182
*	Omnova Solutions Inc.	22,741	178
	Koppers Holdings Inc.	7,900	178
*	Buckeye Technologies Inc.	17,100	170
	Haynes International Inc.	5,495	169
*	Wausau Paper Corp.	23,926	162
*	Horsehead Holding Corp.	21,057	159
*	Georgia Gulf Corp.	11,904	159
*	Graphic Packaging Holding Co.	49,359	155
*	Zoltek Cos. Inc.	18,234	154
*	AM Castle & Co.	10,173	141
	Westlake Chemical Corp.	7,142	133
	Neenah Paper Inc.	7,004	128
*	US Gold Corp.	25,100	126
*	KapStone Paper and Packaging Corp.	10,146	113
*	Boise Inc.	16,977	93
*	General Moly Inc.	29,329	90
	Olympic Steel Inc.	3,900	90
*	Innospec Inc.	8,800	83
	Quaker Chemical Corp.	3,000	81
	Myers Industries Inc.	9,661	78
*	Landec Corp.	12,600	74
*	US Energy Corp. Wyoming	14,923	71
*	LSB Industries Inc.	4,778	64
*	Senomyx Inc.	15,083	57
	American Vanguard Corp.	7,166	57
*	Yongye International Inc.	7,859	54
*	Kraton Performance Polymers Inc.	2,800	53
*,^	Mercer International Inc.	12,482	50
*	Headwaters Inc.	17,200	49
	Hawkins Inc.	1,900	46
*	Ampal American Israel Class A	24,444	38
*	Penford Corp.	5,215	34
*	Gulf Resources Inc.	3,300	28
*	AEP Industries Inc.	1,000	24
*	ShengdaTech Inc.	4,715	22
*	China Green Agriculture Inc.	2,053	18
*	Universal Stainless & Alloy	1,000	16
*	Flotek Industries Inc.	12,600	15
*	Altair Nanotechnologies Inc.	33,400	11
*	Nanophase Technologies Corp.	9,100	11
*	United States Lime & Minerals Inc.	162	6
*	Rock of Ages Corp.	1,410	6
*	Paramount Gold and Silver Corp.	3,300	4
			193,656
Telecommunication Services (1.6%)
	AT&T Inc.	2,630,036	63,621
	Verizon Communications Inc.	1,263,641	35,407
*	American Tower Corp. Class A	178,733	7,954
*	Sprint Nextel Corp.	1,311,207	5,560

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* Crown Castle International Corp.	130,567	4,865
CenturyLink Inc.	132,627	4,418
Qwest Communications International Inc.	693,908	3,643
* NII Holdings Inc.	74,518	2,423
Windstream Corp.	215,871	2,280
* SBA Communications Corp. Class A	49,700	1,690
* tw telecom inc Class A	63,154	1,053
^ Frontier Communications Corp.	138,244	983
* MetroPCS Communications Inc.	113,251	928
* Level 3 Communications Inc.	748,471	816
Telephone & Data Systems Inc.	24,662	749
* Syniverse Holdings Inc.	31,331	641
Telephone & Data Systems Inc. - Special Common Shares	17,799	472
* United States Cellular Corp.	9,149	376
* Leap Wireless International Inc.	28,924	375
* Cincinnati Bell Inc.	107,540	324
* AboveNet Inc.	5,760	272
NTELOS Holdings Corp.	15,531	267
* Clearwire Corp. Class A	31,396	229
Atlantic Tele-Network Inc.	5,185	214
Shenandoah Telecommunications Co.	11,140	198
* PAETEC Holding Corp.	53,124	181
* Premiere Global Services Inc.	27,209	172
* General Communication Inc. Class A	21,846	166
Consolidated Communications Holdings Inc.	9,436	161
Alaska Communications Systems Group Inc.	17,100	145
* Cogent Communications Group Inc.	17,360	132
* Vonage Holdings Corp.	57,100	131
* Neutral Tandem Inc.	10,900	123
* Cbeyond Inc.	9,473	118
* Global Crossing Ltd.	10,900	115
* Iridium Communications Inc.	11,100	111
USA Mobility Inc.	8,600	111
* IDT Corp. Class B	7,600	97
* ICO Global Communications Holdings Ltd.	55,650	90
HickoryTech Corp.	10,322	70
* Kratos Defense & Security Solutions Inc.	5,043	53
* FiberTower Corp.	9,204	43
* SureWest Communications	6,700	42
* Arbinet Corp.	5,275	42
* Globalstar Inc.	24,500	38
* 8x8 Inc.	27,550	34
* TerreStar Corp.	37,411	19
* IDT Corp.	266	3
		141,955
Utilities (2.2%)
Southern Co.	365,600	12,167
Exelon Corp.	294,072	11,166
Dominion Resources Inc.	267,445	10,361
Duke Energy Corp.	583,452	9,335
NextEra Energy Inc.	175,161	8,541
Public Service Enterprise Group Inc.	225,509	7,065
American Electric Power Co. Inc.	213,050	6,882
PG&E Corp.	165,556	6,804
Entergy Corp.	84,313	6,039
Consolidated Edison Inc.	125,374	5,404
PPL Corp.	204,754	5,109
Progress Energy Inc.	126,914	4,978
Sempra Energy	104,595	4,894
FirstEnergy Corp.	135,856	4,786
Edison International	138,010	4,378
Xcel Energy Inc.	204,252	4,210
Questar Corp.	77,908	3,544
DTE Energy Co.	73,841	3,368

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

		Market
		Value
	Shares	($000)
* AES Corp.	301,616	2,787
Constellation Energy Group Inc.	85,254	2,749
Wisconsin Energy Corp.	52,137	2,645
Ameren Corp.	106,071	2,521
* NRG Energy Inc.	117,001	2,482
CenterPoint Energy Inc.	177,174	2,332
EQT Corp.	61,032	2,206
* Calpine Corp.	158,513	2,016
Northeast Utilities	78,594	2,003
Oneok Inc.	45,094	1,950
SCANA Corp.	52,399	1,874
NiSource Inc.	123,979	1,798
Pinnacle West Capital Corp.	48,177	1,752
NSTAR	47,898	1,676
American Water Works Co. Inc.	78,260	1,612
OGE Energy Corp.	43,580	1,593
Alliant Energy Corp.	50,038	1,588
Allegheny Energy Inc.	76,059	1,573
Pepco Holdings Inc.	99,764	1,564
CMS Energy Corp.	103,051	1,510
Integrys Energy Group Inc.	34,371	1,503
MDU Resources Group Inc.	80,221	1,446
National Fuel Gas Co.	31,043	1,424
TECO Energy Inc.	91,373	1,377
Energen Corp.	30,662	1,359
DPL Inc.	52,726	1,260
UGI Corp.	49,500	1,259
AGL Resources Inc.	34,879	1,249
NV Energy Inc.	103,969	1,228
ITC Holdings Corp.	22,562	1,194
Atmos Energy Corp.	41,136	1,112
Aqua America Inc.	62,199	1,100
Westar Energy Inc.	49,914	1,079
Great Plains Energy Inc.	59,864	1,019
Hawaiian Electric Industries Inc.	42,069	958
Piedmont Natural Gas Co. Inc.	33,800	855
Nicor Inc.	20,844	844
Vectren Corp.	35,484	840
WGL Holdings Inc.	23,124	787
Cleco Corp.	27,591	729
IDACORP Inc.	21,750	724
* Mirant Corp.	66,618	704
New Jersey Resources Corp.	18,300	644
Portland General Electric Co.	34,900	640
* RRI Energy Inc.	162,316	615
Southwest Gas Corp.	20,827	614
South Jersey Industries Inc.	13,900	597
Northwest Natural Gas Co.	12,350	538
Unisource Energy Corp.	16,700	504
Allete Inc.	14,575	499
Avista Corp.	25,186	492
Black Hills Corp.	16,315	465
PNM Resources Inc.	39,923	446
NorthWestern Corp.	16,783	440
* El Paso Electric Co.	20,121	389
MGE Energy Inc.	10,300	371
California Water Service Group	9,613	343
Laclede Group Inc.	10,100	335
UIL Holdings Corp.	13,133	329
Empire District Electric Co.	16,900	317
American States Water Co.	9,057	300
CH Energy Group Inc.	7,600	298
Ormat Technologies Inc.	9,113	258
* Dynegy Inc. Class A	46,560	179

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	SJW Corp.	6,500	152
	Middlesex Water Co.	7,966	126
	Southwest Water Co.	11,127	117
	Connecticut Water Service Inc.	5,347	112
	Maine & Maritimes Corp.	1,900	84
	Central Vermont Public Service Corp.	4,130	82
	Chesapeake Utilities Corp.	2,275	71
*	Cadiz Inc.	5,495	66
	York Water Co.	4,641	66
	Unitil Corp.	2,700	57
	Consolidated Water Co. Ltd.	3,754	43
*,^	Raser Technologies Inc.	31,400	18
	Artesian Resources Corp. Class A	500	9
*	Synthesis Energy Systems Inc.	4,797	5
	RGC Resources Inc.	99	3
*	China Natural Gas Inc.	331	3
			193,939

Total Common Stocks (Cost $4,392,844)			5,115,519

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (29.2%)
U.S. Government Securities (14.0%)
United States Treasury Note/Bond	4.250%	1/15/11	125	128
United States Treasury Note/Bond	0.875%	2/28/11	13,550	13,601
United States Treasury Note/Bond	4.500%	2/28/11	10,725	11,023
United States Treasury Note/Bond	0.875%	4/30/11	975	979
United States Treasury Note/Bond	0.875%	5/31/11	225	226
United States Treasury Note/Bond	4.875%	5/31/11	400	416
United States Treasury Note/Bond	1.125%	6/30/11	2,450	2,468
United States Treasury Note/Bond	1.000%	7/31/11	10,300	10,364
United States Treasury Note/Bond	4.875%	7/31/11	2,350	2,463
United States Treasury Note/Bond	1.000%	8/31/11	6,347	6,388
United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,542
United States Treasury Note/Bond	1.000%	9/30/11	23,000	23,155
United States Treasury Note/Bond	4.500%	9/30/11	3,725	3,914
United States Treasury Note/Bond	1.000%	10/31/11	2,225	2,241
United States Treasury Note/Bond	1.750%	11/15/11	6,850	6,971
United States Treasury Note/Bond	0.750%	11/30/11	20,675	20,753
United States Treasury Note/Bond	4.500%	11/30/11	500	529
United States Treasury Note/Bond	4.625%	12/31/11	225	239
United States Treasury Note/Bond	0.875%	1/31/12	100	101
United States Treasury Note/Bond	4.750%	1/31/12	825	881
United States Treasury Note/Bond	1.375%	2/15/12	17,150	17,386
United States Treasury Note/Bond	4.875%	2/15/12	1,025	1,098
United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,812
United States Treasury Note/Bond	4.625%	2/29/12	500	534
United States Treasury Note/Bond	1.000%	3/31/12	11,325	11,410
United States Treasury Note/Bond	4.500%	3/31/12	8,475	9,066
United States Treasury Note/Bond	1.375%	4/15/12	24,825	25,197
United States Treasury Note/Bond	1.000%	4/30/12	1,350	1,360
United States Treasury Note/Bond	4.500%	4/30/12	14,775	15,846
United States Treasury Note/Bond	1.375%	5/15/12	16,075	16,311
United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,405
United States Treasury Note/Bond	4.750%	5/31/12	100	108
United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,479
United States Treasury Note/Bond	0.625%	6/30/12	1,300	1,300
United States Treasury Note/Bond	4.875%	6/30/12	1,409	1,530
United States Treasury Note/Bond	1.750%	8/15/12	1,865	1,909
United States Treasury Note/Bond	4.250%	9/30/12	425	460

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	10/15/12	25	25
United States Treasury Note/Bond	1.375%	11/15/12	26,077	26,452
United States Treasury Note/Bond	4.000%	11/15/12	725	781
United States Treasury Note/Bond	1.125%	12/15/12	16,195	16,329
United States Treasury Note/Bond	1.375%	1/15/13	57,710	58,486
United States Treasury Note/Bond	1.375%	2/15/13	8,300	8,410
United States Treasury Note/Bond	2.750%	2/28/13	2,800	2,941
United States Treasury Note/Bond	1.375%	3/15/13	13,675	13,855
United States Treasury Note/Bond	1.750%	4/15/13	24,810	25,376
United States Treasury Note/Bond	1.375%	5/15/13	29,625	29,986
United States Treasury Note/Bond	3.625%	5/15/13	5,150	5,547
United States Treasury Note/Bond	3.500%	5/31/13	10,650	11,439
United States Treasury Note/Bond	1.125%	6/15/13	300	301
United States Treasury Note/Bond	3.375%	6/30/13	475	509
United States Treasury Note/Bond	4.250%	8/15/13	9,425	10,357
United States Treasury Note/Bond	3.125%	8/31/13	1,650	1,756
United States Treasury Note/Bond	3.125%	9/30/13	10,685	11,376
United States Treasury Note/Bond	2.750%	10/31/13	1,283	1,349
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,913
United States Treasury Note/Bond	2.000%	11/30/13	1,675	1,719
United States Treasury Note/Bond	1.500%	12/31/13	700	706
United States Treasury Note/Bond	1.750%	1/31/14	6,000	6,097
United States Treasury Note/Bond	4.000%	2/15/14	5	5
United States Treasury Note/Bond	1.875%	2/28/14	11,475	11,697
United States Treasury Note/Bond	1.750%	3/31/14	17,475	17,721
United States Treasury Note/Bond	1.875%	4/30/14	11,150	11,354
United States Treasury Note/Bond	4.750%	5/15/14	850	959
United States Treasury Note/Bond	2.250%	5/31/14	400	413
United States Treasury Note/Bond	2.625%	6/30/14	7,900	8,260
United States Treasury Note/Bond	2.625%	7/31/14	6,900	7,214
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,293
United States Treasury Note/Bond	2.375%	9/30/14	5,350	5,527
United States Treasury Note/Bond	2.375%	10/31/14	7,855	8,109
United States Treasury Note/Bond	2.125%	11/30/14	15,500	15,837
United States Treasury Note/Bond	2.625%	12/31/14	6,835	7,122
United States Treasury Note/Bond	4.000%	2/15/15	5,150	5,687
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,818
United States Treasury Note/Bond	2.375%	2/28/15	4,675	4,820
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	4.125%	5/15/15	1,900	2,112
United States Treasury Note/Bond	2.125%	5/31/15	13,850	14,097
United States Treasury Note/Bond	1.875%	6/30/15	3,675	3,690
United States Treasury Note/Bond	4.250%	8/15/15	2,650	2,964
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,739
United States Treasury Note/Bond	4.500%	11/15/15	300	341
United States Treasury Note/Bond	9.875%	11/15/15	400	563
United States Treasury Note/Bond	4.500%	2/15/16	6,400	7,247
United States Treasury Note/Bond	2.625%	2/29/16	39,650	40,821
United States Treasury Note/Bond	2.375%	3/31/16	14,700	14,927
United States Treasury Note/Bond	2.625%	4/30/16	4,875	5,012
United States Treasury Note/Bond	5.125%	5/15/16	18,025	21,041
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,651
United States Treasury Note/Bond	3.250%	5/31/16	15,000	15,945
United States Treasury Note/Bond	3.250%	6/30/16	2,475	2,627
United States Treasury Note/Bond	3.000%	8/31/16	13,750	14,358
United States Treasury Note/Bond	3.000%	9/30/16	16,525	17,240
United States Treasury Note/Bond	3.125%	10/31/16	75	79
United States Treasury Note/Bond	7.500%	11/15/16	4,725	6,195
United States Treasury Note/Bond	2.750%	11/30/16	13,972	14,334
United States Treasury Note/Bond	3.125%	1/31/17	15,570	16,297
United States Treasury Note/Bond	4.625%	2/15/17	200	229
United States Treasury Note/Bond	3.000%	2/28/17	850	883
United States Treasury Note/Bond	3.250%	3/31/17	14,950	15,761
United States Treasury Note/Bond	8.750%	5/15/17	16,050	22,600

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	6/30/17	21,850	21,963
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,976
United States Treasury Note/Bond	4.250%	11/15/17	575	646
United States Treasury Note/Bond	3.500%	2/15/18	750	802
United States Treasury Note/Bond	4.000%	8/15/18	20,675	22,765
United States Treasury Note/Bond	3.750%	11/15/18	1,380	1,488
United States Treasury Note/Bond	2.750%	2/15/19	800	798
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,416
United States Treasury Note/Bond	3.125%	5/15/19	4,550	4,649
United States Treasury Note/Bond	3.625%	8/15/19	9,925	10,503
United States Treasury Note/Bond	3.375%	11/15/19	23,997	24,882
United States Treasury Note/Bond	3.625%	2/15/20	5,770	6,103
United States Treasury Note/Bond	3.500%	5/15/20	24,625	25,799
United States Treasury Note/Bond	8.750%	8/15/20	8,150	12,230
United States Treasury Note/Bond	7.875%	2/15/21	19,400	27,794
United States Treasury Note/Bond	8.125%	5/15/21	490	715
United States Treasury Note/Bond	8.125%	8/15/21	4,200	6,149
United States Treasury Note/Bond	8.000%	11/15/21	770	1,121
United States Treasury Note/Bond	7.125%	2/15/23	3,600	4,988
United States Treasury Note/Bond	6.250%	8/15/23	17,750	23,028
United States Treasury Note/Bond	6.875%	8/15/25	7,625	10,588
United States Treasury Note/Bond	6.750%	8/15/26	320	445
United States Treasury Note/Bond	6.625%	2/15/27	1,045	1,440
United States Treasury Note/Bond	6.375%	8/15/27	670	903
United States Treasury Note/Bond	5.500%	8/15/28	1,510	1,869
United States Treasury Note/Bond	5.250%	11/15/28	75	90
United States Treasury Note/Bond	5.250%	2/15/29	550	663
United States Treasury Note/Bond	6.125%	8/15/29	3,170	4,216
United States Treasury Note/Bond	6.250%	5/15/30	6,530	8,845
United States Treasury Note/Bond	5.375%	2/15/31	1,550	1,910
United States Treasury Note/Bond	4.500%	2/15/36	820	908
United States Treasury Note/Bond	4.750%	2/15/37	4,975	5,724
United States Treasury Note/Bond	5.000%	5/15/37	875	1,045
United States Treasury Note/Bond	4.375%	2/15/38	16,535	17,917
United States Treasury Note/Bond	3.500%	2/15/39	750	698
United States Treasury Note/Bond	4.250%	5/15/39	8,350	8,850
United States Treasury Note/Bond	4.500%	8/15/39	25,549	28,207
United States Treasury Note/Bond	4.375%	11/15/39	9,411	10,183
United States Treasury Note/Bond	4.625%	2/15/40	17,710	19,957
United States Treasury Note/Bond	4.375%	5/15/40	925	1,003
				1,231,194
Agency Bonds and Notes (2.9%)
2 Ally Financial Inc.	1.750%	10/30/12	700	712
2 Ally Financial Inc.	2.200%	12/19/12	850	874
2 American Express Bank FSB	3.150%	12/9/11	850	881
2 Bank of America Corp.	2.100%	4/30/12	2,650	2,713
2 Bank of America Corp.	3.125%	6/15/12	1,375	1,437
2 Bank of America Corp.	2.375%	6/22/12	225	232
2 Bank of America NA	1.700%	12/23/10	650	654
2 Bank of the West	2.150%	3/27/12	575	589
2 Citibank NA	1.625%	3/30/11	225	227
2 Citibank NA	1.500%	7/12/11	400	404
2 Citibank NA	1.375%	8/10/11	500	505
2 Citibank NA	1.250%	9/22/11	300	302
2 Citibank NA	1.875%	5/7/12	950	969
2 Citibank NA	1.750%	12/28/12	1,100	1,120
2 Citigroup Funding Inc.	2.000%	3/30/12	225	230
2 Citigroup Funding Inc.	2.125%	7/12/12	600	615
2 Citigroup Funding Inc.	1.875%	10/22/12	931	950
2 Citigroup Funding Inc.	2.250%	12/10/12	250	257
2 Citigroup Inc.	2.875%	12/9/11	1,050	1,084
2 Citigroup Inc.	2.125%	4/30/12	2,400	2,460
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,547
3 Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,209

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Farm Credit Bank	3.875%	8/25/11	875	910
3	Federal Farm Credit Bank	2.125%	6/18/12	750	770
3	Federal Farm Credit Bank	4.500%	10/17/12	700	757
3	Federal Farm Credit Bank	1.875%	12/7/12	475	485
3	Federal Farm Credit Bank	1.750%	2/21/13	450	459
3	Federal Farm Credit Bank	1.375%	6/25/13	390	392
3	Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,038
3	Federal Farm Credit Bank	3.000%	9/22/14	600	630
3	Federal Farm Credit Bank	5.125%	8/25/16	925	1,060
3	Federal Farm Credit Bank	4.875%	1/17/17	850	960
3	Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	323
3	Federal Home Loan Banks	1.625%	7/27/11	6,275	6,357
3	Federal Home Loan Banks	5.375%	8/19/11	3,775	3,987
3	Federal Home Loan Banks	3.750%	9/9/11	325	338
3	Federal Home Loan Banks	3.625%	9/16/11	675	700
3	Federal Home Loan Banks	4.875%	11/18/11	1,650	1,748
3	Federal Home Loan Banks	1.000%	12/28/11	2,350	2,365
3	Federal Home Loan Banks	1.125%	5/18/12	5,900	5,946
3	Federal Home Loan Banks	1.375%	6/8/12	3,950	3,995
3	Federal Home Loan Banks	1.875%	6/20/12	800	818
3	Federal Home Loan Banks	1.750%	8/22/12	575	587
3	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,543
3,4	Federal Home Loan Banks	2.000%	10/5/12	830	833
3	Federal Home Loan Banks	1.500%	1/16/13	600	608
3	Federal Home Loan Banks	3.375%	2/27/13	850	903
3	Federal Home Loan Banks	1.625%	3/20/13	400	406
3	Federal Home Loan Banks	5.375%	6/14/13	250	280
3	Federal Home Loan Banks	1.875%	6/21/13	2,400	2,452
3	Federal Home Loan Banks	5.125%	8/14/13	1,525	1,707
3	Federal Home Loan Banks	4.000%	9/6/13	1,000	1,085
3	Federal Home Loan Banks	5.250%	9/13/13	1,800	2,020
3	Federal Home Loan Banks	4.500%	9/16/13	5,000	5,509
3	Federal Home Loan Banks	3.625%	10/18/13	4,200	4,511
3	Federal Home Loan Banks	3.125%	12/13/13	2,250	2,376
3	Federal Home Loan Banks	5.500%	8/13/14	800	922
3	Federal Home Loan Banks	2.750%	12/12/14	125	129
3	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,406
3	Federal Home Loan Banks	4.750%	12/16/16	1,475	1,662
3	Federal Home Loan Banks	4.875%	5/17/17	900	1,022
3	Federal Home Loan Banks	5.000%	11/17/17	900	1,030
3	Federal Home Loan Banks	4.125%	3/13/20	450	477
3	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,138
3	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,293
3	Federal Home Loan Banks	5.500%	7/15/36	250	285
3	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,563
3	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,734
3	Federal Home Loan Mortgage Corp.	1.125%	7/27/12	900	907
3	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,797
3	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	514
3	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,889
3	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,427
3	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,856
3	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,784
3	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,320
3	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	2,043
3	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,872
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,293
3	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,807
3	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,393
3	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,434
3	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	732
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,459
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,286
3	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	344

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,527
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,699
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,372
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,108
3	Federal National Mortgage Assn.	1.000%	11/23/11	95	96
3	Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,174
3	Federal National Mortgage Assn.	0.875%	1/12/12	1,300	1,306
3	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,585
3	Federal National Mortgage Assn.	1.000%	4/4/12	425	427
3	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,234
3	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,399
3	Federal National Mortgage Assn.	1.250%	6/22/12	130	131
3	Federal National Mortgage Assn.	1.750%	8/10/12	1,000	1,021
3	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,400
3,4	Federal National Mortgage Assn.	1.600%	10/1/12	1,800	1,806
3	Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,792
3	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,396
3	Federal National Mortgage Assn.	0.850%	4/8/13	1,500	1,502
3	Federal National Mortgage Assn.	4.625%	5/1/13	700	757
3	Federal National Mortgage Assn.	1.750%	5/7/13	1,200	1,223
3,4	Federal National Mortgage Assn.	2.000%	5/24/13	1,000	1,009
3	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,076
3	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,149
3	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,175
3	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	4,048
3	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,697
3	Federal National Mortgage Assn.	3.000%	9/16/14	800	841
3	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,470
3	Federal National Mortgage Assn.	2.625%	11/20/14	800	827
3,4	Federal National Mortgage Assn.	3.000%	3/9/15	2,900	2,914
3	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,484
3	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,574
3	Federal National Mortgage Assn.	4.875%	12/15/16	525	595
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,252
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,367
3	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,352
3	Federal National Mortgage Assn.	6.625%	11/15/30	915	1,195
3	Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,364
3	Financing Corp. Fico	9.800%	4/6/18	500	720
3	Financing Corp. Fico	9.650%	11/2/18	475	692
2	General Electric Capital Corp.	3.000%	12/9/11	2,325	2,405
2	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,283
2	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,822
2	General Electric Capital Corp.	2.125%	12/21/12	825	847
2	General Electric Capital Corp.	2.625%	12/28/12	675	701
2	Goldman Sachs Group Inc.	1.700%	3/15/11	125	126
2	Goldman Sachs Group Inc.	1.625%	7/15/11	500	506
2	Goldman Sachs Group Inc.	2.150%	3/15/12	375	385
2	Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,414
2	HSBC USA Inc.	3.125%	12/16/11	750	777
	Israel Government AID Bond	5.500%	9/18/23	500	582
	Israel Government AID Bond	5.500%	12/4/23	375	437
	Israel Government AID Bond	5.500%	4/26/24	925	1,079
2	JPMorgan Chase & Co.	1.650%	2/23/11	900	907
2	JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,061
2	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,028
2	JPMorgan Chase & Co.	2.125%	6/22/12	700	718
2	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,438
2	Morgan Stanley	2.900%	12/1/10	650	657
2	Morgan Stanley	3.250%	12/1/11	1,475	1,530
2	Morgan Stanley	1.950%	6/20/12	1,375	1,406
2	PNC Funding Corp.	2.300%	6/22/12	875	902
	Private Export Funding Corp.	3.050%	10/15/14	150	155
	Private Export Funding Corp.	4.375%	3/15/19	350	374

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	4.300%	12/15/21	125	132
2	Regions Bank	3.250%	12/9/11	1,000	1,040
2	Sovereign Bank	2.750%	1/17/12	350	361
3	Tennessee Valley Authority	4.500%	4/1/18	450	493
3	Tennessee Valley Authority	6.750%	11/1/25	100	129
3	Tennessee Valley Authority	7.125%	5/1/30	1,500	2,009
3	Tennessee Valley Authority	5.500%	6/15/38	225	255
3	Tennessee Valley Authority	5.250%	9/15/39	425	469
3	Tennessee Valley Authority	5.375%	4/1/56	375	423
2	US Central Federal Credit Union	1.900%	10/19/12	475	484
2	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,681
2	Wells Fargo & Co.	2.125%	6/15/12	425	437
2	Western Corporate Federal Credit Union	1.750%	11/2/12	250	254
					254,110
Conventional Mortgage-Backed Securities (11.8%)
3,4	Fannie Mae Pool	4.000%	9/1/10–7/1/39	34,635	35,860
3,4	Fannie Mae Pool	4.500%	7/1/11–7/1/40	83,135	76,847
3,4	Fannie Mae Pool	5.000%	1/1/12–7/1/40	113,861	118,406
3,4	Fannie Mae Pool	5.500%	12/1/14–7/1/40	142,789	130,438
3,4	Fannie Mae Pool	6.000%	3/1/11–7/1/40	83,894	90,251
3,4	Fannie Mae Pool	6.500%	9/1/10–1/1/39	25,154	27,779
3,4	Fannie Mae Pool	7.000%	9/1/10–11/1/37	6,444	7,184
3,4	Fannie Mae Pool	7.500%	1/1/11–12/1/32	1,063	1,180
3,4	Fannie Mae Pool	8.000%	11/1/11–11/1/30	148	169
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	114	130
3,4	Fannie Mae Pool	9.000%	1/1/21–8/1/26	36	42
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	9	9
3,4	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
3,4	Fannie Mae Pool	10.500%	8/1/20	1	1
3,4	Freddie Mac Gold Pool	4.000%	2/1/12–4/1/40	36,127	22,843
3,4	Freddie Mac Gold Pool	4.500%	8/1/10–7/1/40	68,059	59,385
3,4	Freddie Mac Gold Pool	5.000%	10/1/11–7/1/40	79,873	85,183
3,4	Freddie Mac Gold Pool	5.500%	11/1/13–7/1/40	85,321	90,322
3,4	Freddie Mac Gold Pool	6.000%	8/1/10–5/1/40	54,651	59,652
3,4	Freddie Mac Gold Pool	6.500%	9/1/10–1/1/39	16,210	17,869
3,4	Freddie Mac Gold Pool	7.000%	10/1/10–2/1/37	3,470	3,856
3,4	Freddie Mac Gold Pool	7.500%	7/1/10–1/1/32	460	513
3,4	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	492	549
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	65	75
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	44	50
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	8	11
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	8	9
3,4	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1
4	Ginnie Mae I Pool	4.000%	8/15/39	3,655	3,719
4	Ginnie Mae I Pool	4.500%	8/15/18–7/1/40	42,318	35,801
4	Ginnie Mae I Pool	5.000%	1/15/18–7/1/40	68,582	51,583
4	Ginnie Mae I Pool	5.500%	3/15/15–7/1/40	31,522	34,185
4	Ginnie Mae I Pool	6.000%	12/15/13–6/15/40	12,509	13,723
4	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	3,611	4,036
4	Ginnie Mae I Pool	7.000%	11/15/11–8/15/32	2,145	2,377
4	Ginnie Mae I Pool	7.500%	10/15/10–3/15/32	581	647
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	411	455
4	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	43	49
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	80	90
4	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	20	22
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	4.500%	11/20/35–7/1/40	10,851	11,284
4	Ginnie Mae II Pool	5.000%	1/20/35–7/1/40	17,374	18,502
4	Ginnie Mae II Pool	5.500%	4/20/36–7/1/40	12,975	14,031
4	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	13,575	14,826
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/37	4,251	4,684

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ginnie Mae II Pool	7.000%	4/20/38	102	112
					1,038,742
Nonconventional Mortgage-Backed Securities (0.5%)
3,4	Fannie Mae Pool	2.514%	12/1/34	910	936
3,4	Fannie Mae Pool	2.690%	1/1/35	576	598
3,4	Fannie Mae Pool	2.801%	10/1/34	516	528
3,4	Fannie Mae Pool	2.814%	11/1/34	354	363
3,4	Fannie Mae Pool	3.138%	9/1/34	157	162
3,4	Fannie Mae Pool	3.304%	1/1/40	1,666	1,712
3,4	Fannie Mae Pool	3.390%	5/1/40	488	502
3,4	Fannie Mae Pool	3.446%	5/1/37	627	649
3,4	Fannie Mae Pool	3.647%	4/1/37	554	577
3,4	Fannie Mae Pool	4.118%	5/1/34	184	190
3,4	Fannie Mae Pool	4.161%	8/1/35	559	574
3,4	Fannie Mae Pool	4.537%	11/1/34	1,056	1,111
3,4	Fannie Mae Pool	4.583%	12/1/35	1,110	1,208
3,4	Fannie Mae Pool	4.607%	8/1/35	836	878
3,4	Fannie Mae Pool	4.609%	9/1/34	437	465
3,4	Fannie Mae Pool	4.628%	11/1/33	178	186
3,4	Fannie Mae Pool	4.722%	8/1/35	644	686
3,4	Fannie Mae Pool	4.788%	6/1/34	404	426
3,4	Fannie Mae Pool	4.933%	9/1/35	510	521
3,4	Fannie Mae Pool	4.982%	10/1/35	1,003	1,032
3,4	Fannie Mae Pool	5.017%	11/1/35	158	166
3,4	Fannie Mae Pool	5.020%	2/1/36	381	392
3,4	Fannie Mae Pool	5.026%	12/1/33	252	267
3,4	Fannie Mae Pool	5.096%	12/1/35	576	595
3,4	Fannie Mae Pool	5.124%	3/1/37	655	692
3,4	Fannie Mae Pool	5.415%	2/1/36	270	278
3,4	Fannie Mae Pool	5.479%	1/1/37	677	715
3,4	Fannie Mae Pool	5.619%	6/1/36	623	648
3,4	Fannie Mae Pool	5.630%	7/1/36	165	177
3,4	Fannie Mae Pool	5.645%	3/1/37	688	729
3,4	Fannie Mae Pool	5.648%	3/1/37	501	531
3,4	Fannie Mae Pool	5.649%	2/1/37	539	571
3,4	Fannie Mae Pool	5.668%	1/1/36	217	229
3,4	Fannie Mae Pool	5.682%	4/1/37	201	213
3,4	Fannie Mae Pool	5.719%	4/1/37	939	1,002
3,4	Fannie Mae Pool	5.743%	4/1/36	797	830
3,4	Fannie Mae Pool	5.809%	9/1/36	565	591
3,4	Fannie Mae Pool	5.838%	11/1/36	1,467	1,560
3,4	Fannie Mae Pool	5.858%	8/1/37	443	467
3,4	Fannie Mae Pool	5.999%	6/1/36	106	114
3,4	Fannie Mae Pool	6.263%	9/1/37	451	481
3,4	Freddie Mac Non Gold Pool	2.665%	12/1/34	615	640
3,4	Freddie Mac Non Gold Pool	2.945%	1/1/35	37	38
3,4	Freddie Mac Non Gold Pool	2.993%	9/1/34	329	345
3,4	Freddie Mac Non Gold Pool	3.061%	3/1/37	543	563
3,4	Freddie Mac Non Gold Pool	3.088%	12/1/34	303	320
3,4	Freddie Mac Non Gold Pool	3.291%	6/1/40	1,175	1,199
3,4	Freddie Mac Non Gold Pool	3.316%	4/1/40	592	608
3,4	Freddie Mac Non Gold Pool	3.361%	5/1/40	698	717
3,4	Freddie Mac Non Gold Pool	3.423%	5/1/40	697	717
3,4	Freddie Mac Non Gold Pool	3.627%	1/1/40	602	623
3,4	Freddie Mac Non Gold Pool	3.993%	3/1/36	568	592
3,4	Freddie Mac Non Gold Pool	4.027%	1/1/37	401	419
3,4	Freddie Mac Non Gold Pool	4.588%	7/1/35	521	550
3,4	Freddie Mac Non Gold Pool	4.604%	11/1/34	702	738
3,4	Freddie Mac Non Gold Pool	5.005%	5/1/35	886	939
3,4	Freddie Mac Non Gold Pool	5.296%	3/1/36	920	949
3,4	Freddie Mac Non Gold Pool	5.337%	12/1/35	496	525
3,4	Freddie Mac Non Gold Pool	5.433%	4/1/37	1,202	1,270
3,4	Freddie Mac Non Gold Pool	5.435%	3/1/37	644	680
3,4	Freddie Mac Non Gold Pool	5.504%	2/1/36	755	803

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Non Gold Pool	5.554%	5/1/36	354	367
3,4	Freddie Mac Non Gold Pool	5.556%	4/1/37	788	839
3,4	Freddie Mac Non Gold Pool	5.632%	4/1/37	497	524
3,4	Freddie Mac Non Gold Pool	5.644%	12/1/36	308	324
3,4	Freddie Mac Non Gold Pool	5.702%	6/1/37	838	889
3,4	Freddie Mac Non Gold Pool	5.716%	9/1/36	700	745
3,4	Freddie Mac Non Gold Pool	5.769%	5/1/36	369	400
3,4	Freddie Mac Non Gold Pool	5.826%	12/1/36	360	383
3,4	Freddie Mac Non Gold Pool	5.866%	8/1/37	534	568
3,4	Freddie Mac Non Gold Pool	5.867%	5/1/37	1,265	1,351
3,4	Freddie Mac Non Gold Pool	5.952%	10/1/37	212	226
3,4	Freddie Mac Non Gold Pool	6.443%	2/1/37	372	399
					44,802

Total U.S. Government and Agency Obligations (Cost $2,452,812)					2,568,848

Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	320	322
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	156
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,746
4,5	Banc of America Commercial Mortgage Inc.	5.217%	11/10/42	125	131
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	235	211
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,624
4,5	Banc of America Commercial Mortgage Inc.	5.963%	5/10/45	160	147
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,260
4,5	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	10	9
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,212
4,5	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	20	19
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,300	1,378
4,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	100	95
4,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	170	154
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	847
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	109
4,5	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	125	88
4,5	Banc of America Commercial Mortgage Inc.	6.373%	2/10/51	1,400	1,464
6	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,434
4	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	2,000	2,083
4	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	250	267
4,5	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	250	232
4,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	275	254
4,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	125	100
4	Bear Stearns Commercial Mortgage Securities	5.623%	3/11/39	125	133
4	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	450	470
4	Bear Stearns Commercial Mortgage Securities	5.854%	6/11/40	2,125	2,212
4,5	Bear Stearns Commercial Mortgage Securities	5.907%	6/11/40	125	83
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	200	176
4	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	160	143
4,5	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	140	132
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	250	250
4	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,575	1,643
4	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	496	498
4,5	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	335	293
4,5	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	200	144
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	850	882
4	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	800	810
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	400	407
4,5	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	400	346
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,093	1,118
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	467
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,934
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	263
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,205	1,243
4	Chase Issuance Trust	4.650%	12/17/12	3,300	3,336
4	Chase Issuance Trust	5.400%	7/15/15	400	443

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	Cie de Financement Foncier	2.125%	4/22/13	375	377
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	203
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,189
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	269
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	202
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	203
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	46
4,5	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	550	588
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	325	297
4,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	600	621
4,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	275	236
4,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	175	152
4,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	650	671
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.397%	7/15/44	1,100	1,175
4,5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.397%	7/15/44	300	285
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,672
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	381
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,438
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	950	930
4,6	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	341	380
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	875	906
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	800	824
4	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	258
4	Commercial Mortgage Pass Through Certificates	5.960%	6/10/46	1,255	1,327
4,5	Commercial Mortgage Pass Through Certificates	5.986%	6/10/46	200	175
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	200	205
4,5	Commercial Mortgage Pass Through Certificates	6.010%	12/10/49	900	928
4,5	Countrywide Home Loan Mortgage Pass Through Trust	2.931%	5/25/33	304	262
4,5	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,552
4	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	38
4,5	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	1,041
4	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	596
4,5	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	80	75
4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,800	1,907
4,5	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	160	130
4	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	1,475	1,546
4	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	52	47
4	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,225	1,279
4,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	400	370
4,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	175	146
4,5	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	1,750	1,647
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	62
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	786
4	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	110	89
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	496
4,5	CW Capital Cobalt Ltd.	6.015%	5/15/46	1,400	1,346
4	Discover Card Master Trust	5.650%	12/15/15	1,650	1,833
4	Discover Card Master Trust	5.650%	3/16/20	375	435
4,5	First Union Commercial Mortgage Trust	6.768%	10/15/35	548	554
4	First Union National Bank Commercial Mortgage	6.223%	12/12/33	537	559
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	231
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	839
4	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	18	18
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,055
4,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	1,350	1,438
4,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	325	313
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	602	617
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	156
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	77
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	493	502
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	312
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	72
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	529
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,318

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	201	203
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,436
4,5	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	258
4,5	Greenwich Capital Commercial Funding Corp.	6.085%	7/10/38	225	189
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	61
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	2,006
4,5	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	93
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	872	884
4,5	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	720
4,5	GS Mortgage Securities Corp. II	5.622%	4/10/38	250	211
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,943
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	623
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.260%	3/15/33	175	177
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	350	372
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	150	154
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.526%	8/12/37	100	88
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	600	605
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	1,750	1,838
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	110	114
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.540%	6/12/41	560	592
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	135	126
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.498%	1/12/43	10	10
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.160%	4/15/43	33	33
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	350	370
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.627%	12/12/44	150	126
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.676%	12/12/44	75	53
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.402%	12/15/44	175	166
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.481%	12/15/44	70	60
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	1,050	1,112
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	155	118
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	80	70
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	375	330
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	225	204
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	500	507
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.968%	6/15/49	700	728
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	1,105	1,123
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	650	665
4,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	1,655	1,666

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,283
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	599
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	48	49
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,332
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	117
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,368
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	265
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	850
4,5	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	400	427
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,593
4,5	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,000	1,042
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	94
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	180
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	595
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	215
4,5	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	69
4,5	LB-UBS Commercial Mortgage Trust	6.324%	4/15/41	260	221
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	925	921
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	792
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	37
4	Merrill Lynch Mortgage Trust	5.838%	5/12/39	350	370
4,5	Merrill Lynch Mortgage Trust	5.838%	5/12/39	100	90
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	216
4,5	Merrill Lynch Mortgage Trust	5.802%	8/12/43	150	125
4,5	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,776
4,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	1,450	1,472
4,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	165	146
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	258
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	650	661
4,5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	2/12/39	25	19
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.103%	6/12/46	1,250	1,370
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	135
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,483
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	752
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	750	742
4	Morgan Stanley Capital I	4.970%	4/14/40	450	464
4,5	Morgan Stanley Capital I	5.110%	6/15/40	950	1,009
4	Morgan Stanley Capital I	5.270%	6/13/41	400	420
4,5	Morgan Stanley Capital I	5.983%	8/12/41	110	102
4	Morgan Stanley Capital I	5.328%	11/12/41	250	257
4	Morgan Stanley Capital I	5.360%	11/12/41	375	320
4,5	Morgan Stanley Capital I	4.840%	12/13/41	65	57
4	Morgan Stanley Capital I	4.970%	12/15/41	675	717
4	Morgan Stanley Capital I	5.168%	1/14/42	425	454
4,5	Morgan Stanley Capital I	5.802%	6/11/42	850	886
4,5	Morgan Stanley Capital I	5.802%	6/11/42	75	68
4	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,404
4,5	Morgan Stanley Capital I	5.073%	8/13/42	180	160
4	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,260
4	Morgan Stanley Capital I	5.940%	10/15/42	550	591
4,5	Morgan Stanley Capital I	5.944%	10/15/42	30	26
4,5	Morgan Stanley Capital I	5.944%	10/15/42	200	163
4,5	Morgan Stanley Capital I	5.376%	11/14/42	650	682
4,5	Morgan Stanley Capital I	5.376%	11/14/42	35	33
4	Morgan Stanley Capital I	5.332%	12/15/43	350	355
4,5	Morgan Stanley Capital I	5.557%	3/12/44	500	530
4,5	Morgan Stanley Capital I	5.773%	7/12/44	250	233
4,5	Morgan Stanley Capital I	5.793%	7/12/44	75	64
4	Morgan Stanley Capital I	4.660%	9/13/45	250	257
4,5	Morgan Stanley Capital I	5.692%	4/15/49	550	533
4,5	Morgan Stanley Capital I	5.876%	4/15/49	250	177
4,5	Morgan Stanley Capital I	5.544%	11/12/49	425	366
4	Morgan Stanley Capital I	5.809%	12/12/49	590	596
4,5	Morgan Stanley Capital I	6.316%	12/12/49	225	197

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Capital I	5.090%	10/12/52	500	505
4,5	Morgan Stanley Capital I	5.204%	10/12/52	260	239
4	Morgan Stanley Capital I	4.770%	7/15/56	170	142
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,453
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	439	458
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	850	878
6	Nationwide Building Society	5.500%	7/18/12	2,000	2,134
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	502
6	Northern Rock Asset Management PLC	5.625%	6/22/17	2,500	2,600
4	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	91	92
4	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,425
6	Royal Bank of Canada	3.125%	4/14/15	425	444
4,5	TIAA Seasoned Commercial Mortgage Trust	6.071%	8/15/39	160	145
4	USAA Auto Owner Trust	4.710%	2/18/14	925	965
4,5	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	159
4,5	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	577
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	251
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	520
4	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	201	202
4,5	Wachovia Bank Commercial Mortgage Trust	5.484%	7/15/41	1,250	1,307
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,185
4,5	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	426
4,5	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	75	66
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	370
4,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	900	954
4,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	240	213
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,111
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	127
4,5	Wachovia Bank Commercial Mortgage Trust	5.382%	10/15/44	950	1,028
4,5	Wachovia Bank Commercial Mortgage Trust	5.445%	12/15/44	1,600	1,701
4,5	Wachovia Bank Commercial Mortgage Trust	5.495%	12/15/44	10	9
4,5	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	67	64
4,5	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,008
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,557
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	600	513
4,5	Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	160	125
4	World Omni Auto Receivables Trust	3.940%	10/15/12	503	508

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $143,897)					156,021

Corporate Bonds (8.2%)
Finance (2.9%)
	Banking (1.9%)
	American Express Bank FSB	5.550%	10/17/12	375	401
	American Express Bank FSB	6.000%	9/13/17	225	249
	American Express Centurion Bank	5.550%	10/17/12	250	269
	American Express Centurion Bank	5.950%	6/12/17	75	82
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,927
	American Express Co.	7.250%	5/20/14	425	484
	American Express Co.	5.500%	9/12/16	350	380
	American Express Co.	6.150%	8/28/17	225	248
	American Express Co.	7.000%	3/19/18	1,000	1,151
4	American Express Co.	6.800%	9/1/66	450	425
	American Express Credit Corp.	7.300%	8/20/13	450	510
	American Express Credit Corp.	5.125%	8/25/14	275	296
6	American Express Travel Related Services Co. Inc.	5.250%	11/21/11	125	130
	Banco Santander Chile	2.875%	11/13/12	250	247
	Bank of America Corp.	4.250%	10/1/10	300	302
	Bank of America Corp.	5.375%	9/11/12	1,025	1,078
	Bank of America Corp.	4.875%	9/15/12	75	78
	Bank of America Corp.	4.875%	1/15/13	750	787
	Bank of America Corp.	7.375%	5/15/14	1,025	1,150
	Bank of America Corp.	5.375%	6/15/14	175	184
	Bank of America Corp.	5.125%	11/15/14	950	992

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	4.500%	4/1/15	1,250	1,265
	Bank of America Corp.	5.250%	12/1/15	275	281
	Bank of America Corp.	6.500%	8/1/16	750	812
	Bank of America Corp.	5.750%	8/15/16	275	286
	Bank of America Corp.	5.625%	10/14/16	75	79
	Bank of America Corp.	5.420%	3/15/17	775	774
	Bank of America Corp.	5.650%	5/1/18	1,550	1,589
	Bank of America Corp.	7.625%	6/1/19	400	459
	Bank of America NA	5.300%	3/15/17	325	328
	Bank of America NA	6.100%	6/15/17	350	364
	Bank of America NA	6.000%	10/15/36	600	579
	Bank of Montreal	2.125%	6/28/13	275	278
	Bank of New York Mellon Corp.	4.950%	1/14/11	500	511
	Bank of New York Mellon Corp.	4.950%	11/1/12	425	460
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	269
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,255
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	393
	Bank of Nova Scotia	2.250%	1/22/13	375	381
	Bank of Nova Scotia	2.375%	12/17/13	375	382
	Bank One Corp.	5.900%	11/15/11	50	53
	Bank One Corp.	5.250%	1/30/13	925	981
	Bank One Corp.	4.900%	4/30/15	475	507
	Barclays Bank PLC	2.500%	1/23/13	425	423
	Barclays Bank PLC	5.000%	9/22/16	200	205
	Barclays Bank PLC	6.750%	5/22/19	1,200	1,336
	Barclays Bank PLC	5.125%	1/8/20	1,300	1,299
	BB&T Corp.	6.500%	8/1/11	375	394
	BB&T Corp.	3.850%	7/27/12	225	235
	BB&T Corp.	5.700%	4/30/14	275	303
	BB&T Corp.	6.850%	4/30/19	275	324
	Bear Stearns Cos. LLC	5.350%	2/1/12	400	423
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,797
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,070
	Bear Stearns Cos. LLC	6.400%	10/2/17	925	1,038
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	436
	BNP Paribas	3.250%	3/11/15	75	74
	BNP Paribas / BNP Paribas US Medium-Term Note
	Program LLC	2.125%	12/21/12	800	796
	Branch Banking & Trust Co.	5.625%	9/15/16	100	112
	Capital One Bank USA NA	8.800%	7/15/19	1,275	1,585
	Capital One Capital III	7.686%	8/15/36	525	492
	Capital One Capital IV	6.745%	2/17/37	300	251
	Capital One Financial Corp.	5.700%	9/15/11	375	390
	Capital One Financial Corp.	4.800%	2/21/12	50	52
	Capital One Financial Corp.	5.500%	6/1/15	225	241
	Capital One Financial Corp.	6.150%	9/1/16	50	53
	Capital One Financial Corp.	5.250%	2/21/17	50	52
	Capital One Financial Corp.	6.750%	9/15/17	100	114
4,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,985
	Citigroup Inc.	5.100%	9/29/11	675	695
	Citigroup Inc.	5.300%	10/17/12	1,475	1,532
	Citigroup Inc.	5.500%	4/11/13	75	78
	Citigroup Inc.	6.500%	8/19/13	500	534
	Citigroup Inc.	6.000%	12/13/13	400	419
	Citigroup Inc.	5.125%	5/5/14	100	103
	Citigroup Inc.	6.375%	8/12/14	1,500	1,592
	Citigroup Inc.	5.000%	9/15/14	3,325	3,324
	Citigroup Inc.	5.500%	10/15/14	875	909
	Citigroup Inc.	5.300%	1/7/16	275	278
	Citigroup Inc.	5.500%	2/15/17	100	99
	Citigroup Inc.	6.125%	11/21/17	1,075	1,128
	Citigroup Inc.	6.125%	5/15/18	1,250	1,312
	Citigroup Inc.	6.000%	10/31/33	525	473
	Citigroup Inc.	5.850%	12/11/34	50	47

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.875%	5/29/37	225	213
Citigroup Inc.	6.875%	3/5/38	1,375	1,463
Citigroup Inc.	8.125%	7/15/39	1,000	1,199
Comerica Bank	5.200%	8/22/17	300	307
Compass Bank	6.400%	10/1/17	150	151
Compass Bank	5.900%	4/1/26	225	209
6 Corestates Capital I	8.000%	12/15/26	1,200	1,191
Countrywide Financial Corp.	5.800%	6/7/12	50	53
Credit Suisse	5.000%	5/15/13	425	453
Credit Suisse	5.500%	5/1/14	700	764
Credit Suisse	3.500%	3/23/15	1,925	1,955
Credit Suisse	6.000%	2/15/18	1,025	1,068
Credit Suisse	5.300%	8/13/19	475	505
4 Credit Suisse	5.860%	5/15/49	450	397
Credit Suisse AG	5.400%	1/14/20	200	200
Credit Suisse USA Inc.	4.875%	8/15/10	225	226
Credit Suisse USA Inc.	6.125%	11/15/11	250	266
Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,072
Credit Suisse USA Inc.	5.125%	1/15/14	50	54
Credit Suisse USA Inc.	4.875%	1/15/15	235	252
Credit Suisse USA Inc.	5.125%	8/15/15	315	342
Credit Suisse USA Inc.	5.850%	8/16/16	750	830
Credit Suisse USA Inc.	7.125%	7/15/32	200	251
Deutsche Bank AG	5.375%	10/12/12	1,400	1,502
Deutsche Bank AG	4.875%	5/20/13	875	936
Deutsche Bank AG	6.000%	9/1/17	600	663
Deutsche Bank Financial LLC	5.375%	3/2/15	900	968
Discover Bank	7.000%	4/15/20	250	252
FIA Card Services NA	6.625%	6/15/12	350	376
Fifth Third Bancorp	6.250%	5/1/13	675	732
Fifth Third Bancorp	8.250%	3/1/38	200	225
Fifth Third Bank	4.750%	2/1/15	325	336
First Niagara Financial Group Inc.	6.750%	3/19/20	75	79
First Tennessee Bank NA	5.050%	1/15/15	200	192
FleetBoston Financial Corp.	6.875%	1/15/28	600	618
Golden West Financial Corp.	4.750%	10/1/12	375	391
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,011
4 Goldman Sachs Capital II	5.793%	12/29/49	550	414
Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,376
Goldman Sachs Group Inc.	5.300%	2/14/12	50	52
Goldman Sachs Group Inc.	3.625%	8/1/12	300	307
Goldman Sachs Group Inc.	5.700%	9/1/12	25	26
Goldman Sachs Group Inc.	5.450%	11/1/12	900	952
Goldman Sachs Group Inc.	5.250%	4/1/13	875	923
Goldman Sachs Group Inc.	4.750%	7/15/13	525	549
Goldman Sachs Group Inc.	5.250%	10/15/13	125	132
Goldman Sachs Group Inc.	5.150%	1/15/14	700	735
Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,078
Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,591
Goldman Sachs Group Inc.	5.125%	1/15/15	400	420
Goldman Sachs Group Inc.	5.350%	1/15/16	875	911
Goldman Sachs Group Inc.	5.750%	10/1/16	500	530
Goldman Sachs Group Inc.	5.625%	1/15/17	625	633
Goldman Sachs Group Inc.	6.250%	9/1/17	400	426
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,220
Goldman Sachs Group Inc.	6.150%	4/1/18	100	105
Goldman Sachs Group Inc.	7.500%	2/15/19	125	140
Goldman Sachs Group Inc.	5.375%	3/15/20	200	198
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,315
Goldman Sachs Group Inc.	6.450%	5/1/36	450	430
Goldman Sachs Group Inc.	6.750%	10/1/37	1,475	1,450
6 HBOS PLC	6.750%	5/21/18	425	402
HSBC Bank USA NA	4.625%	4/1/14	250	265
HSBC Bank USA NA	5.875%	11/1/34	300	297

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Bank USA NA	5.625%	8/15/35	625	600
HSBC Holdings PLC	7.625%	5/17/32	400	447
HSBC Holdings PLC	7.350%	11/27/32	400	442
HSBC Holdings PLC	6.500%	5/2/36	600	648
HSBC Holdings PLC	6.500%	9/15/37	575	600
HSBC Holdings PLC	6.800%	6/1/38	75	81
6 ICICI Bank Ltd.	6.625%	10/3/12	25	26
JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,265
JP Morgan Chase Capital XX	6.550%	9/29/36	600	582
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	615
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	719
JPMorgan Chase & Co.	4.500%	1/15/12	450	469
JPMorgan Chase & Co.	6.625%	3/15/12	425	455
JPMorgan Chase & Co.	5.375%	10/1/12	650	698
JPMorgan Chase & Co.	5.750%	1/2/13	350	377
JPMorgan Chase & Co.	4.750%	5/1/13	225	240
JPMorgan Chase & Co.	5.375%	1/15/14	100	109
JPMorgan Chase & Co.	5.125%	9/15/14	2,375	2,533
JPMorgan Chase & Co.	3.700%	1/20/15	225	230
JPMorgan Chase & Co.	3.400%	6/24/15	775	776
JPMorgan Chase & Co.	5.150%	10/1/15	675	720
JPMorgan Chase & Co.	6.000%	1/15/18	200	221
JPMorgan Chase & Co.	6.300%	4/23/19	825	932
JPMorgan Chase & Co.	6.400%	5/15/38	675	779
JPMorgan Chase Bank NA	5.875%	6/13/16	725	791
KeyBank NA	5.800%	7/1/14	150	160
KeyBank NA	4.950%	9/15/15	725	741
KeyBank NA	5.450%	3/3/16	300	309
KeyCorp	6.500%	5/14/13	50	54
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	351
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	663
MBNA Corp.	6.125%	3/1/13	500	535
MBNA Corp.	5.000%	6/15/15	400	412
Mellon Funding Corp.	5.000%	12/1/14	250	276
Merrill Lynch & Co. Inc.	5.770%	7/25/11	100	104
Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	186
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	495
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,015
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,112
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	132
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,288
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	619
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,375	1,378
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,048
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,337
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	722
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	206
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,372
Morgan Stanley	5.625%	1/9/12	650	678
Morgan Stanley	5.750%	8/31/12	100	105
Morgan Stanley	4.750%	4/1/14	1,200	1,203
Morgan Stanley	6.000%	5/13/14	1,050	1,107
Morgan Stanley	4.200%	11/20/14	1,100	1,087
Morgan Stanley	4.100%	1/26/15	975	951
Morgan Stanley	6.000%	4/28/15	1,025	1,073
Morgan Stanley	5.375%	10/15/15	650	660
Morgan Stanley	5.750%	10/18/16	425	434
Morgan Stanley	5.450%	1/9/17	975	965
Morgan Stanley	5.550%	4/27/17	250	248
Morgan Stanley	5.950%	12/28/17	700	709
Morgan Stanley	6.625%	4/1/18	1,325	1,383
Morgan Stanley	7.300%	5/13/19	1,125	1,210
Morgan Stanley	5.625%	9/23/19	1,725	1,668
Morgan Stanley	6.250%	8/9/26	300	302

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National City Corp.	4.900%	1/15/15	500	538
4	National City Preferred Capital Trust I	12.000%	12/31/49	500	545
	North American Development Bank	4.375%	2/11/20	125	131
	Northern Trust Co.	6.500%	8/15/18	75	88
	Northern Trust Corp.	5.500%	8/15/13	100	111
	Northern Trust Corp.	4.625%	5/1/14	125	136
	PNC Bank NA	4.875%	9/21/17	525	533
	PNC Bank NA	6.000%	12/7/17	350	377
	PNC Funding Corp.	3.625%	2/8/15	500	513
	PNC Funding Corp.	5.250%	11/15/15	250	268
	PNC Funding Corp.	6.700%	6/10/19	50	57
	PNC Funding Corp.	5.125%	2/8/20	325	339
	Regions Financial Corp.	4.875%	4/26/13	400	397
	Regions Financial Corp.	5.750%	6/15/15	375	370
	Royal Bank of Canada	2.100%	7/29/13	750	762
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	1,250	1,266
6	Royal Bank of Scotland PLC	4.875%	8/25/14	700	698
	Royal Bank of Scotland PLC	4.875%	3/16/15	1,075	1,070
	SouthTrust Corp.	5.800%	6/15/14	300	323
	Sovereign Bank	5.125%	3/15/13	250	253
4,6	Standard Chartered PLC	6.409%	12/31/49	300	252
	State Street Bank and Trust Co.	5.300%	1/15/16	300	323
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	667
	SunTrust Bank	5.200%	1/17/17	750	746
	SunTrust Bank	5.450%	12/1/17	100	100
	SunTrust Bank	7.250%	3/15/18	75	81
	SunTrust Capital VIII	6.100%	12/15/36	115	88
	UBS AG	7.000%	10/15/15	750	830
	UBS AG	5.875%	12/20/17	1,225	1,298
	UBS AG	5.750%	4/25/18	50	52
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	560
	Union Bank NA	5.950%	5/11/16	450	479
	UnionBanCal Corp.	5.250%	12/16/13	150	162
	US Bancorp	4.200%	5/15/14	600	644
	US Bancorp	3.150%	3/4/15	100	102
	US Bank NA	6.375%	8/1/11	250	264
	US Bank NA	6.300%	2/4/14	250	283
	US Bank NA	4.950%	10/30/14	175	191
	USB Capital XIII Trust	6.625%	12/15/39	125	132
	Wachovia Bank NA	4.800%	11/1/14	500	524
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,085
	Wachovia Bank NA	5.850%	2/1/37	425	421
	Wachovia Bank NA	6.600%	1/15/38	350	385
	Wachovia Corp.	5.300%	10/15/11	175	183
	Wachovia Corp.	5.500%	5/1/13	600	647
	Wachovia Corp.	4.875%	2/15/14	345	361
	Wachovia Corp.	5.250%	8/1/14	100	106
	Wachovia Corp.	5.625%	10/15/16	500	536
	Wachovia Corp.	5.750%	6/15/17	300	329
	Wachovia Corp.	5.750%	2/1/18	100	110
	Wachovia Corp.	7.500%	4/15/35	150	174
	Wachovia Corp.	5.500%	8/1/35	200	185
	Wachovia Corp.	6.550%	10/15/35	100	105
	Wells Fargo & Co.	4.875%	1/12/11	625	638
	Wells Fargo & Co.	5.300%	8/26/11	575	601
	Wells Fargo & Co.	5.250%	10/23/12	1,100	1,181
	Wells Fargo & Co.	4.375%	1/31/13	275	291
	Wells Fargo & Co.	4.950%	10/16/13	375	398
	Wells Fargo & Co.	3.750%	10/1/14	700	721
	Wells Fargo & Co.	3.625%	4/15/15	400	407
	Wells Fargo & Co.	5.625%	12/11/17	550	602
	Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,285
	Wells Fargo Bank NA	5.750%	5/16/16	250	272
	Wells Fargo Bank NA	5.950%	8/26/36	500	509

Vanguard® Balanced Index Fund Schedule of Investments June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo Capital X	5.950%	12/15/36	425	376
4 Wells Fargo Capital XIII	7.700%	5/15/37	450	447
4 Wells Fargo Capital XV	9.750%	12/29/49	100	107
Westpac Banking Corp.	2.250%	11/19/12	475	480
Westpac Banking Corp.	4.200%	2/27/15	1,250	1,307
Westpac Banking Corp.	4.875%	11/19/19	475	487
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	589
BlackRock Inc.	2.250%	12/10/12	200	205
BlackRock Inc.	3.500%	12/10/14	175	182
BlackRock Inc.	6.250%	9/15/17	300	346
Charles Schwab Corp.	4.950%	6/1/14	625	676
Franklin Resources Inc.	2.000%	5/20/13	325	327
Franklin Resources Inc.	3.125%	5/20/15	200	205
Franklin Resources Inc.	4.625%	5/20/20	100	105
Jefferies Group Inc.	8.500%	7/15/19	550	620
Jefferies Group Inc.	6.875%	4/15/21	200	201
Jefferies Group Inc.	6.450%	6/8/27	475	445
Lazard Group LLC	6.850%	6/15/17	450	455
Nomura Holdings Inc.	5.000%	3/4/15	375	397
Nomura Holdings Inc.	6.700%	3/4/20	100	106
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	102
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	156
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	105
Finance Companies (0.3%)
Block Financial LLC	7.875%	1/15/13	125	139
GATX Corp.	4.750%	10/1/12	150	158
General Electric Capital Corp.	5.000%	11/15/11	350	367
General Electric Capital Corp.	4.375%	11/21/11	75	78
General Electric Capital Corp.	5.875%	2/15/12	150	159
General Electric Capital Corp.	4.375%	3/3/12	1,275	1,327
General Electric Capital Corp.	5.000%	4/10/12	250	263
General Electric Capital Corp.	6.000%	6/15/12	1,000	1,076
General Electric Capital Corp.	3.500%	8/13/12	400	413
General Electric Capital Corp.	5.250%	10/19/12	3,525	3,765
General Electric Capital Corp.	2.800%	1/8/13	525	533
General Electric Capital Corp.	5.450%	1/15/13	325	351
General Electric Capital Corp.	4.800%	5/1/13	225	240
General Electric Capital Corp.	5.900%	5/13/14	425	470
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,583
General Electric Capital Corp.	5.650%	6/9/14	150	165
General Electric Capital Corp.	3.750%	11/14/14	1,725	1,757
General Electric Capital Corp.	5.625%	9/15/17	325	347
General Electric Capital Corp.	5.625%	5/1/18	1,000	1,064
General Electric Capital Corp.	6.000%	8/7/19	625	678
General Electric Capital Corp.	5.500%	1/8/20	175	185
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,275
General Electric Capital Corp.	6.150%	8/7/37	400	408
General Electric Capital Corp.	5.875%	1/14/38	975	952
General Electric Capital Corp.	6.875%	1/10/39	1,275	1,399
4 General Electric Capital Corp.	6.375%	11/15/67	800	744
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	170
HSBC Finance Corp.	6.375%	10/15/11	375	394
HSBC Finance Corp.	5.900%	6/19/12	275	292
HSBC Finance Corp.	4.750%	7/15/13	300	313
HSBC Finance Corp.	5.250%	1/15/14	650	693
HSBC Finance Corp.	5.000%	6/30/15	1,275	1,327
SLM Corp.	5.400%	10/25/11	325	326
SLM Corp.	5.375%	1/15/13	350	339
SLM Corp.	5.000%	10/1/13	300	283
SLM Corp.	8.450%	6/15/18	800	743
SLM Corp.	8.000%	3/25/20	525	464
SLM Corp.	5.625%	8/1/33	700	499

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	89
ACE INA Holdings Inc.	5.600%	5/15/15	125	138
ACE INA Holdings Inc.	5.900%	6/15/19	550	607
AEGON Funding Co. LLC	5.750%	12/15/20	50	52
Aegon NV	4.750%	6/1/13	75	78
Aetna Inc.	6.500%	9/15/18	175	203
Aetna Inc.	6.625%	6/15/36	100	112
Aetna Inc.	6.750%	12/15/37	250	284
Aflac Inc.	6.900%	12/17/39	75	77
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	960
Allstate Corp.	6.125%	2/15/12	100	107
Allstate Corp.	5.000%	8/15/14	350	383
Allstate Corp.	6.125%	12/15/32	250	265
Allstate Corp.	5.550%	5/9/35	100	99
4 Allstate Corp.	6.125%	5/15/37	200	176
4 Allstate Corp.	6.500%	5/15/57	200	180
American Financial Group Inc.	9.875%	6/15/19	100	121
American International Group Inc.	5.375%	10/18/11	400	402
American International Group Inc.	4.950%	3/20/12	700	704
American International Group Inc.	4.250%	5/15/13	1,775	1,724
American International Group Inc.	5.600%	10/18/16	125	114
American International Group Inc.	6.250%	5/1/36	700	554
AON Corp.	8.205%	1/1/27	100	105
Arch Capital Group Ltd.	7.350%	5/1/34	375	384
Assurant Inc.	5.625%	2/15/14	200	212
Assurant Inc.	6.750%	2/15/34	400	398
AXA SA	8.600%	12/15/30	425	478
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	288
Axis Specialty Finance LLC	5.875%	6/1/20	575	551
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	368
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	137
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	557
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	475	503
Berkshire Hathaway Inc.	1.400%	2/10/12	500	502
Berkshire Hathaway Inc.	2.125%	2/11/13	500	511
Berkshire Hathaway Inc.	3.200%	2/11/15	475	488
Chubb Corp.	5.750%	5/15/18	175	195
Chubb Corp.	6.000%	5/11/37	375	410
Chubb Corp.	6.500%	5/15/38	125	142
4 Chubb Corp.	6.375%	3/29/67	250	242
CIGNA Corp.	6.150%	11/15/36	500	520
Cincinnati Financial Corp.	6.125%	11/1/34	325	312
CNA Financial Corp.	6.500%	8/15/16	475	496
CNA Financial Corp.	7.350%	11/15/19	325	348
Coventry Health Care Inc.	6.300%	8/15/14	575	605
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	141
Genworth Financial Inc.	4.950%	10/1/15	125	123
Genworth Financial Inc.	8.625%	12/15/16	400	426
Genworth Financial Inc.	6.500%	6/15/34	425	378
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	497
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	149
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	101
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	22
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	236
Humana Inc.	6.450%	6/1/16	275	299
Humana Inc.	8.150%	6/15/38	325	354
Lincoln National Corp.	8.750%	7/1/19	175	215
Lincoln National Corp.	6.150%	4/7/36	350	335
Lincoln National Corp.	7.000%	6/15/40	150	159
Loews Corp.	6.000%	2/1/35	200	195
Markel Corp.	7.125%	9/30/19	125	138
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	93

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	5.000%	6/15/15	1,000	1,070
MetLife Inc.	6.500%	12/15/32	75	79
MetLife Inc.	6.375%	6/15/34	375	396
MetLife Inc.	5.700%	6/15/35	125	123
MetLife Inc.	6.400%	12/15/36	400	355
6 Metropolitan Life Global Funding I	2.875%	9/17/12	75	77
6 Metropolitan Life Global Funding I	5.125%	6/10/14	450	488
OneBeacon US Holdings Inc.	5.875%	5/15/13	125	131
PartnerRe Finance B LLC	5.500%	6/1/20	200	193
Principal Financial Group Inc.	7.875%	5/15/14	225	260
Principal Financial Group Inc.	6.050%	10/15/36	250	236
Principal Life Income Funding Trusts	5.300%	12/14/12	100	108
Principal Life Income Funding Trusts	5.100%	4/15/14	475	504
Progressive Corp.	6.625%	3/1/29	150	167
4 Progressive Corp.	6.700%	6/15/37	425	408
Protective Life Corp.	7.375%	10/15/19	100	109
Protective Life Corp.	8.450%	10/15/39	175	185
Prudential Financial Inc.	3.625%	9/17/12	500	515
Prudential Financial Inc.	5.150%	1/15/13	75	79
Prudential Financial Inc.	4.750%	4/1/14	425	447
Prudential Financial Inc.	5.100%	9/20/14	550	583
Prudential Financial Inc.	6.200%	1/15/15	100	110
Prudential Financial Inc.	5.500%	3/15/16	50	53
Prudential Financial Inc.	6.100%	6/15/17	100	108
Prudential Financial Inc.	7.375%	6/15/19	250	287
Prudential Financial Inc.	5.375%	6/21/20	225	227
Prudential Financial Inc.	5.750%	7/15/33	200	191
Prudential Financial Inc.	5.400%	6/13/35	150	135
Prudential Financial Inc.	5.900%	3/17/36	325	311
Prudential Financial Inc.	5.700%	12/14/36	550	508
Prudential Financial Inc.	6.625%	6/21/40	125	129
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	538
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	185
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	336
Torchmark Corp.	6.375%	6/15/16	425	445
Transatlantic Holdings Inc.	8.000%	11/30/39	625	632
Travelers Cos. Inc.	5.500%	12/1/15	600	671
Travelers Cos. Inc.	6.250%	6/20/16	100	116
Travelers Cos. Inc.	5.800%	5/15/18	775	852
4 Travelers Cos. Inc.	6.250%	3/15/37	250	235
UnitedHealth Group Inc.	5.000%	8/15/14	650	704
UnitedHealth Group Inc.	4.875%	3/15/15	250	269
UnitedHealth Group Inc.	6.000%	6/15/17	875	981
UnitedHealth Group Inc.	6.000%	2/15/18	425	476
UnitedHealth Group Inc.	6.500%	6/15/37	200	216
UnitedHealth Group Inc.	6.625%	11/15/37	325	355
UnitedHealth Group Inc.	6.875%	2/15/38	250	281
Unum Group	7.125%	9/30/16	175	190
Validus Holdings Ltd.	8.875%	1/26/40	150	157
WellPoint Health Networks Inc.	6.375%	1/15/12	200	213
WellPoint Inc.	6.800%	8/1/12	550	606
WellPoint Inc.	6.000%	2/15/14	525	586
WellPoint Inc.	5.250%	1/15/16	125	137
WellPoint Inc.	5.850%	1/15/36	150	150
Willis North America Inc.	6.200%	3/28/17	300	311
Willis North America Inc.	7.000%	9/29/19	700	747
XL Capital Ltd.	6.375%	11/15/24	100	104
XL Capital Ltd.	6.250%	5/15/27	500	473
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	607
CME Group Inc.	5.750%	2/15/14	200	222
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	152
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	179

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ORIX Corp.	5.480%	11/22/11	350	362
XTRA Finance Corp.	5.150%	4/1/17	575	623
Real Estate Investment Trusts (0.1%)
AMB Property LP	6.625%	12/1/19	100	108
AvalonBay Communities Inc.	5.500%	1/15/12	119	125
AvalonBay Communities Inc.	5.750%	9/15/16	100	109
Boston Properties LP	6.250%	1/15/13	500	545
Boston Properties LP	5.625%	11/15/20	325	339
Brandywine Operating Partnership LP	5.400%	11/1/14	225	229
Brandywine Operating Partnership LP	7.500%	5/15/15	125	138
Camden Property Trust	5.700%	5/15/17	25	26
6 Digital Realty Trust LP	4.500%	7/15/15	75	75
Duke Realty LP	6.250%	5/15/13	350	374
Duke Realty LP	5.950%	2/15/17	200	207
Duke Realty LP	8.250%	8/15/19	125	146
Duke Realty LP	6.750%	3/15/20	250	269
ERP Operating LP	6.625%	3/15/12	400	429
ERP Operating LP	5.250%	9/15/14	350	377
ERP Operating LP	5.375%	8/1/16	275	296
HCP Inc.	6.450%	6/25/12	525	560
HCP Inc.	6.300%	9/15/16	300	312
HCP Inc.	5.625%	5/1/17	25	25
HCP Inc.	6.700%	1/30/18	200	212
Health Care REIT Inc.	6.200%	6/1/16	325	350
Health Care REIT Inc.	6.125%	4/15/20	100	103
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	237
Hospitality Properties Trust	5.125%	2/15/15	500	500
HRPT Properties Trust	6.250%	8/15/16	700	713
Kimco Realty Corp.	5.783%	3/15/16	125	133
Kimco Realty Corp.	6.875%	10/1/19	50	56
Liberty Property LP	5.125%	3/2/15	375	388
Liberty Property LP	5.500%	12/15/16	100	103
Mack-Cali Realty LP	7.750%	8/15/19	100	116
National Retail Properties Inc.	6.875%	10/15/17	25	27
Nationwide Health Properties Inc.	6.250%	2/1/13	375	403
ProLogis	5.625%	11/15/15	350	334
ProLogis	5.750%	4/1/16	400	379
ProLogis	7.375%	10/30/19	50	49
ProLogis	6.875%	3/15/20	300	282
Realty Income Corp.	6.750%	8/15/19	525	580
Regency Centers LP	6.750%	1/15/12	150	157
Regency Centers LP	5.250%	8/1/15	75	78
Simon Property Group LP	4.875%	8/15/10	125	126
Simon Property Group LP	5.300%	5/30/13	350	377
Simon Property Group LP	6.750%	5/15/14	425	474
Simon Property Group LP	5.750%	12/1/15	325	355
Simon Property Group LP	5.250%	12/1/16	200	214
Simon Property Group LP	5.875%	3/1/17	650	710
Simon Property Group LP	6.125%	5/30/18	325	357
Simon Property Group LP	5.650%	2/1/20	125	132
Simon Property Group LP	6.750%	2/1/40	50	55
Tanger Properties LP	6.150%	11/15/15	400	436
				255,991
Industrial (4.4%)
Basic Industry (0.4%)
Airgas Inc.	4.500%	9/15/14	100	105
Alcoa Inc.	5.720%	2/23/19	405	386
Alcoa Inc.	5.900%	2/1/27	275	240
Alcoa Inc.	6.750%	1/15/28	500	471
Allegheny Technologies Inc.	9.375%	6/1/19	450	526
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	75	75
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	100	103
ArcelorMittal	5.375%	6/1/13	925	973

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ArcelorMittal	9.000%	2/15/15	50	59
ArcelorMittal	6.125%	6/1/18	425	444
ArcelorMittal	9.850%	6/1/19	25	31
ArcelorMittal	7.000%	10/15/39	1,300	1,367
Barrick Gold Finance Co.	4.875%	11/15/14	825	897
Barrick North America Finance LLC	6.800%	9/15/18	25	30
Barrick North America Finance LLC	7.500%	9/15/38	25	31
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	580
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	307
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	393
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	661
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	829
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	53
Commercial Metals Co.	6.500%	7/15/17	175	177
Cytec Industries Inc.	8.950%	7/1/17	75	91
Dow Chemical Co.	4.850%	8/15/12	425	447
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	650	748
Dow Chemical Co.	5.900%	2/15/15	750	818
Dow Chemical Co.	5.700%	5/15/18	100	105
Dow Chemical Co.	8.550%	5/15/19	950	1,163
Dow Chemical Co.	7.375%	11/1/29	100	111
Dow Chemical Co.	9.400%	5/15/39	100	138
Eastman Chemical Co.	7.250%	1/15/24	550	662
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	135
EI du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,164
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	321
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	321
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	588
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	756
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	962
International Paper Co.	5.300%	4/1/15	525	560
International Paper Co.	9.375%	5/15/19	1,100	1,408
International Paper Co.	7.300%	11/15/39	600	663
Lubrizol Corp.	5.500%	10/1/14	525	565
Lubrizol Corp.	6.500%	10/1/34	800	815
Monsanto Co.	7.375%	8/15/12	350	392
Newmont Mining Corp.	5.875%	4/1/35	325	337
Newmont Mining Corp.	6.250%	10/1/39	200	219
Nucor Corp.	5.750%	12/1/17	100	114
Nucor Corp.	6.400%	12/1/37	250	288
Placer Dome Inc.	6.450%	10/15/35	375	427
Plum Creek Timberlands LP	5.875%	11/15/15	400	439
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	313
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	664
PPG Industries Inc.	6.650%	3/15/18	600	707
Praxair Inc.	1.750%	11/15/12	100	101
Praxair Inc.	4.375%	3/31/14	450	487
Praxair Inc.	5.250%	11/15/14	150	169
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	186
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	345
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	132
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	271
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	349
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	257
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	437
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	910
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	455
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	575	752
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	266
Sherwin-Williams Co.	3.125%	12/15/14	175	182
Southern Copper Corp.	5.375%	4/16/20	200	201
Southern Copper Corp.	7.500%	7/27/35	250	273

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Copper Corp.	6.750%	4/16/40	250	250
Teck Resources Ltd.	9.750%	5/15/14	500	591
Teck Resources Ltd.	10.250%	5/15/16	500	589
Teck Resources Ltd.	10.750%	5/15/19	500	610
Vale Inco Ltd.	5.700%	10/15/15	450	490
Vale Inco Ltd.	7.200%	9/15/32	100	110
Vale Overseas Ltd.	6.250%	1/11/16	100	110
Vale Overseas Ltd.	6.250%	1/23/17	350	380
Vale Overseas Ltd.	8.250%	1/17/34	375	440
Vale Overseas Ltd.	6.875%	11/21/36	375	389
Vale Overseas Ltd.	6.875%	11/10/39	375	393
Valspar Corp.	7.250%	6/15/19	50	59
WMC Finance USA Ltd.	5.125%	5/15/13	400	437
Xstrata Canada Corp.	7.350%	6/5/12	375	406
Xstrata Canada Corp.	7.250%	7/15/12	250	273
Xstrata Canada Corp.	5.500%	6/15/17	250	264
Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	450	537
6 Acuity Brands Lighting Inc.	6.000%	12/15/19	100	108
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,126
Bemis Co. Inc.	4.875%	4/1/12	700	727
Black & Decker Corp.	5.750%	11/15/16	75	85
Boeing Capital Corp.	6.500%	2/15/12	200	217
Boeing Capital Corp.	5.800%	1/15/13	925	1,021
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	476
Boeing Co.	6.000%	3/15/19	150	177
Boeing Co.	4.875%	2/15/20	150	166
Boeing Co.	5.875%	2/15/40	150	169
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	177
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	369
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	193
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,698
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,140
Caterpillar Inc.	7.375%	3/1/97	400	498
Cooper US Inc.	5.250%	11/15/12	425	458
CRH America Inc.	5.625%	9/30/11	400	418
CRH America Inc.	6.950%	3/15/12	150	162
CRH America Inc.	5.300%	10/15/13	100	107
CRH America Inc.	6.000%	9/30/16	750	828
Deere & Co.	6.950%	4/25/14	825	973
Deere & Co.	4.375%	10/16/19	625	667
Deere & Co.	5.375%	10/16/29	850	928
Deere & Co.	7.125%	3/3/31	300	384
Eaton Corp.	5.600%	5/15/18	125	142
Embraer Overseas Ltd.	6.375%	1/24/17	100	103
Embraer Overseas Ltd.	6.375%	1/15/20	175	179
Emerson Electric Co.	4.625%	10/15/12	1,075	1,155
Emerson Electric Co.	4.875%	10/15/19	125	139
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	5.250%	11/15/39	25	27
General Dynamics Corp.	4.250%	5/15/13	650	701
General Electric Co.	5.000%	2/1/13	2,000	2,145
General Electric Co.	5.250%	12/6/17	1,850	2,017
Goodrich Corp.	6.125%	3/1/19	525	608
Goodrich Corp.	4.875%	3/1/20	625	669
Harsco Corp.	5.750%	5/15/18	350	391
Honeywell International Inc.	6.125%	11/1/11	200	214
Honeywell International Inc.	4.250%	3/1/13	175	188
Honeywell International Inc.	5.300%	3/15/17	275	311
Honeywell International Inc.	5.300%	3/1/18	150	171
Illinois Tool Works Inc.	5.150%	4/1/14	325	363
Illinois Tool Works Inc.	6.250%	4/1/19	450	535

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	250
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	802
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	265
	John Deere Capital Corp.	5.250%	10/1/12	375	407
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	578
	John Deere Capital Corp.	2.950%	3/9/15	125	129
	Joy Global Inc.	6.000%	11/15/16	250	272
	L-3 Communications Corp.	5.200%	10/15/19	200	208
	L-3 Communications Corp.	4.750%	7/15/20	150	151
	Lafarge SA	6.150%	7/15/11	50	51
	Lafarge SA	7.125%	7/15/36	525	511
	Lockheed Martin Corp.	7.650%	5/1/16	250	313
	Lockheed Martin Corp.	6.150%	9/1/36	450	520
	Lockheed Martin Corp.	5.500%	11/15/39	25	27
6	Lockheed Martin Corp.	5.720%	6/1/40	316	346
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	442
	Owens Corning	6.500%	12/1/16	600	632
	Parker Hannifin Corp.	5.500%	5/15/18	125	142
	Parker Hannifin Corp.	6.250%	5/15/38	75	89
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	95
	Republic Services Inc.	6.750%	8/15/11	275	291
6	Republic Services Inc.	5.250%	11/15/21	425	449
6	Republic Services Inc.	6.200%	3/1/40	75	80
	Rockwell Automation Inc.	5.650%	12/1/17	25	29
	Rockwell Automation Inc.	6.700%	1/15/28	200	237
	Rockwell Automation Inc.	6.250%	12/1/37	325	380
	Rockwell Collins Inc.	5.250%	7/15/19	50	56
	Roper Industries Inc.	6.250%	9/1/19	650	722
4,6	Systems 2001 AT LLC	7.156%	12/15/11	127	132
	Tyco International Finance SA	8.500%	1/15/19	175	226
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	489
	United Technologies Corp.	6.125%	2/1/19	925	1,103
	United Technologies Corp.	4.500%	4/15/20	325	352
	United Technologies Corp.	7.500%	9/15/29	100	133
	United Technologies Corp.	5.400%	5/1/35	400	429
	United Technologies Corp.	5.700%	4/15/40	350	390
	Vulcan Materials Co.	6.300%	6/15/13	175	193
	Vulcan Materials Co.	7.000%	6/15/18	325	363
	Waste Management Inc.	5.000%	3/15/14	675	731
	Waste Management Inc.	7.100%	8/1/26	325	374
	Waste Management Inc.	6.125%	11/30/39	400	433
	Communication (1.0%)
6	America Movil SAB de CV	5.000%	10/16/19	400	413
6	America Movil SAB de CV	5.000%	3/30/20	400	412
	America Movil SAB de CV	6.375%	3/1/35	200	213
	America Movil SAB de CV	6.125%	11/15/37	300	310
6	America Movil SAB de CV	6.125%	3/30/40	475	491
	American Tower Corp.	4.625%	4/1/15	75	78
	AT&T Corp.	7.300%	11/15/11	925	1,001
	AT&T Corp.	8.000%	11/15/31	695	891
	AT&T Inc.	5.875%	2/1/12	345	369
	AT&T Inc.	5.875%	8/15/12	155	169
	AT&T Inc.	6.700%	11/15/13	300	349
	AT&T Inc.	4.850%	2/15/14	450	492
	AT&T Inc.	5.100%	9/15/14	1,575	1,748
	AT&T Inc.	5.625%	6/15/16	600	678
	AT&T Inc.	5.500%	2/1/18	300	332
	AT&T Inc.	5.800%	2/15/19	75	84
	AT&T Inc.	6.450%	6/15/34	1,000	1,095
	AT&T Inc.	6.500%	9/1/37	425	474
	AT&T Inc.	6.300%	1/15/38	175	190

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	6.400%	5/15/38	675	744
AT&T Mobility LLC	6.500%	12/15/11	350	377
AT&T Mobility LLC	7.125%	12/15/31	1,000	1,196
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	184
BellSouth Corp.	5.200%	12/15/16	250	279
BellSouth Corp.	6.875%	10/15/31	325	370
BellSouth Corp.	6.550%	6/15/34	700	772
BellSouth Corp.	6.000%	11/15/34	290	299
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,683
British Telecommunications PLC	9.875%	12/15/30	1,125	1,380
CBS Corp.	5.625%	8/15/12	615	654
CBS Corp.	5.750%	4/15/20	75	80
CBS Corp.	7.875%	7/30/30	400	464
CBS Corp.	5.500%	5/15/33	200	183
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	450	477
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,627
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	525	589
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	525	687
CenturyLink Inc.	5.000%	2/15/15	150	151
CenturyLink Inc.	6.875%	1/15/28	150	140
CenturyLink Inc.	7.600%	9/15/39	250	239
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,529
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,067
Comcast Corp.	6.500%	1/15/15	700	803
Comcast Corp.	5.900%	3/15/16	650	732
Comcast Corp.	5.700%	7/1/19	750	819
Comcast Corp.	6.500%	11/15/35	1,025	1,105
Comcast Corp.	6.450%	3/15/37	100	107
Comcast Corp.	6.950%	8/15/37	250	283
Comcast Corp.	6.400%	5/15/38	600	641
COX Communications Inc.	4.625%	6/1/13	200	213
COX Communications Inc.	5.450%	12/15/14	150	165
COX Communications Inc.	5.500%	10/1/15	600	654
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	355
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	465
Deutsche Telekom International Finance BV	6.000%	7/8/19	25	28
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,200	1,546
6 DIRECTV Holdings LLC	3.550%	3/15/15	225	227
DIRECTV Holdings LLC	3.550%	3/15/15	150	151
DirecTV Holdings LLC / DirecTV Financing Co. Inc.	4.750%	10/1/14	325	346
DirecTV Holdings LLC / DirecTV Financing Co. Inc.	7.625%	5/15/16	100	109
DirecTV Holdings LLC / DirecTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,583
Embarq Corp.	7.082%	6/1/16	875	931
Embarq Corp.	7.995%	6/1/36	200	198
France Telecom SA	4.375%	7/8/14	525	567
France Telecom SA	5.375%	7/8/19	525	571
France Telecom SA	8.500%	3/1/31	575	794
Grupo Televisa SA	6.625%	3/18/25	450	475
GTE Corp.	6.940%	4/15/28	325	358
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	396
6 NBC Universal Inc.	3.650%	4/30/15	425	435
6 NBC Universal Inc.	5.150%	4/30/20	175	183
6 NBC Universal Inc.	6.400%	4/30/40	100	109
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	671
News America Holdings Inc.	8.150%	10/17/36	385	473
News America Inc.	6.550%	3/15/33	600	652
News America Inc.	6.200%	12/15/34	725	758
News America Inc.	6.400%	12/15/35	1,300	1,394
News America Inc.	6.900%	8/15/39	50	57
Omnicom Group Inc.	5.900%	4/15/16	50	57
Pacific Bell Telephone Co.	7.125%	3/15/26	200	231
Qwest Corp.	7.875%	9/1/11	450	469
Qwest Corp.	8.875%	3/15/12	425	457

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Qwest Corp.	8.375%	5/1/16	325	355
Qwest Corp.	6.500%	6/1/17	275	276
Qwest Corp.	7.500%	6/15/23	350	335
Qwest Corp.	7.250%	9/15/25	175	168
Qwest Corp.	6.875%	9/15/33	375	348
Qwest Corp.	7.125%	11/15/43	550	485
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	106
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	205
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	254
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,131
Rogers Communications Inc.	5.500%	3/15/14	250	275
Rogers Communications Inc.	6.800%	8/15/18	950	1,126
RR Donnelley & Sons Co.	8.600%	8/15/16	400	437
RR Donnelley & Sons Co.	7.625%	6/15/20	250	247
Telecom Italia Capital SA	4.875%	10/1/10	400	402
Telecom Italia Capital SA	6.200%	7/18/11	550	568
Telecom Italia Capital SA	5.250%	11/15/13	325	337
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,005
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,322
Telecom Italia Capital SA	7.175%	6/18/19	50	54
Telecom Italia Capital SA	6.375%	11/15/33	205	185
Telecom Italia Capital SA	7.200%	7/18/36	475	470
Telecom Italia Capital SA	7.721%	6/4/38	500	513
Telefonica Emisiones SAU	2.582%	4/26/13	275	274
Telefonica Emisiones SAU	4.949%	1/15/15	625	657
Telefonica Emisiones SAU	3.729%	4/27/15	300	299
Telefonica Emisiones SAU	6.421%	6/20/16	475	522
Telefonica Emisiones SAU	5.877%	7/15/19	300	320
Telefonica Emisiones SAU	5.134%	4/27/20	500	504
Telefonica Europe BV	8.250%	9/15/30	750	926
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	926
Thomson Reuters Corp.	5.950%	7/15/13	75	84
Thomson Reuters Corp.	5.700%	10/1/14	850	950
Thomson Reuters Corp.	6.500%	7/15/18	50	59
Thomson Reuters Corp.	4.700%	10/15/19	125	132
Thomson Reuters Corp.	5.500%	8/15/35	50	51
Thomson Reuters Corp.	5.850%	4/15/40	275	291
Time Warner Cable Inc.	5.400%	7/2/12	400	428
Time Warner Cable Inc.	6.200%	7/1/13	300	334
Time Warner Cable Inc.	7.500%	4/1/14	650	757
Time Warner Cable Inc.	3.500%	2/1/15	300	306
Time Warner Cable Inc.	5.850%	5/1/17	825	903
Time Warner Cable Inc.	6.750%	7/1/18	900	1,030
Time Warner Cable Inc.	8.250%	4/1/19	200	246
Time Warner Cable Inc.	5.000%	2/1/20	825	841
Time Warner Cable Inc.	6.550%	5/1/37	550	590
Time Warner Cable Inc.	6.750%	6/15/39	675	744
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	228
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,022
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	122
United States Cellular Corp.	6.700%	12/15/33	350	358
Verizon Communications Inc.	5.250%	4/15/13	650	714
Verizon Communications Inc.	5.550%	2/15/16	500	562
Verizon Communications Inc.	5.500%	2/15/18	500	552
Verizon Communications Inc.	6.100%	4/15/18	100	114
Verizon Communications Inc.	8.750%	11/1/18	275	360
Verizon Communications Inc.	6.350%	4/1/19	525	611
Verizon Communications Inc.	5.850%	9/15/35	500	513
Verizon Communications Inc.	6.900%	4/15/38	25	29
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,802
Verizon Communications Inc.	7.350%	4/1/39	725	890
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,208
Verizon Global Funding Corp.	7.750%	12/1/30	425	532
Verizon Maryland Inc.	6.125%	3/1/12	500	535

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon New England Inc.	6.500%	9/15/11	300	317
Verizon New England Inc.	7.875%	11/15/29	250	292
Verizon New York Inc.	6.875%	4/1/12	300	325
Verizon Virginia Inc.	4.625%	3/15/13	450	475
Vodafone Group PLC	5.350%	2/27/12	200	211
Vodafone Group PLC	5.000%	12/16/13	600	650
Vodafone Group PLC	5.750%	3/15/16	300	332
Vodafone Group PLC	5.625%	2/27/17	550	606
Vodafone Group PLC	4.625%	7/15/18	125	127
Vodafone Group PLC	5.450%	6/10/19	275	295
Vodafone Group PLC	7.875%	2/15/30	425	516
Vodafone Group PLC	6.250%	11/30/32	350	372
Vodafone Group PLC	6.150%	2/27/37	75	78
Washington Post Co.	7.250%	2/1/19	150	179
WPP Finance UK	5.875%	6/15/14	425	460
Consumer Cyclical (0.4%)
AutoZone Inc.	6.500%	1/15/14	300	336
AutoZone Inc.	5.750%	1/15/15	325	360
Best Buy Co. Inc.	6.750%	7/15/13	125	140
Costco Wholesale Corp.	5.500%	3/15/17	475	545
CVS Caremark Corp.	5.750%	8/15/11	75	79
CVS Caremark Corp.	4.875%	9/15/14	175	190
CVS Caremark Corp.	3.250%	5/18/15	100	102
CVS Caremark Corp.	5.750%	6/1/17	175	195
CVS Caremark Corp.	6.600%	3/15/19	1,575	1,830
CVS Caremark Corp.	6.250%	6/1/27	125	136
4 CVS Caremark Corp.	6.302%	6/1/37	425	381
Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,264
Daimler Finance North America LLC	6.500%	11/15/13	875	976
Daimler Finance North America LLC	8.500%	1/18/31	450	572
Darden Restaurants Inc.	5.625%	10/15/12	225	244
Darden Restaurants Inc.	6.200%	10/15/17	150	170
Darden Restaurants Inc.	6.800%	10/15/37	275	312
Historic TW Inc.	9.150%	2/1/23	1,475	1,985
Historic TW Inc.	6.625%	5/15/29	200	219
Home Depot Inc.	5.250%	12/16/13	775	851
Home Depot Inc.	5.400%	3/1/16	1,100	1,219
Johnson Controls Inc.	5.000%	3/30/20	200	212
Johnson Controls Inc.	6.000%	1/15/36	125	134
Kohl's Corp.	6.250%	12/15/17	200	233
Kohl's Corp.	6.000%	1/15/33	225	238
Kohl's Corp.	6.875%	12/15/37	100	120
Lowe's Cos. Inc.	5.000%	10/15/15	75	85
Lowe's Cos. Inc.	6.100%	9/15/17	200	236
Lowe's Cos. Inc.	4.625%	4/15/20	200	216
Lowe's Cos. Inc.	6.875%	2/15/28	367	442
Lowe's Cos. Inc.	5.800%	10/15/36	475	519
Lowe's Cos. Inc.	5.800%	4/15/40	100	110
Marriott International Inc.	4.625%	6/15/12	400	412
Marriott International Inc.	5.625%	2/15/13	200	211
Marriott International Inc.	6.200%	6/15/16	150	157
Marriott International Inc.	6.375%	6/15/17	50	53
McDonald's Corp.	5.300%	3/15/17	400	450
McDonald's Corp.	5.800%	10/15/17	300	351
McDonald's Corp.	5.350%	3/1/18	350	400
McDonald's Corp.	6.300%	10/15/37	200	241
McDonald's Corp.	6.300%	3/1/38	300	369
McDonald's Corp.	5.700%	2/1/39	25	28
Nordstrom Inc.	4.750%	5/1/20	600	622
Nordstrom Inc.	6.950%	3/15/28	200	228
Nordstrom Inc.	7.000%	1/15/38	150	172
PACCAR Financial Corp.	1.950%	12/17/12	225	227
PACCAR Inc.	6.875%	2/15/14	200	231

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Staples Inc.	9.750%	1/15/14	1,025	1,253
Target Corp.	5.125%	1/15/13	675	738
Target Corp.	4.000%	6/15/13	525	561
Target Corp.	5.375%	5/1/17	200	228
Target Corp.	7.000%	7/15/31	175	212
Target Corp.	6.350%	11/1/32	450	518
Time Warner Inc.	6.875%	5/1/12	100	109
Time Warner Inc.	4.875%	3/15/20	625	644
Time Warner Inc.	7.625%	4/15/31	460	545
Time Warner Inc.	7.700%	5/1/32	590	707
Time Warner Inc.	6.200%	3/15/40	150	157
TJX Cos. Inc.	6.950%	4/15/19	175	217
Toll Brothers Finance Corp.	5.150%	5/15/15	400	395
Toyota Motor Credit Corp.	3.200%	6/17/15	700	713
VF Corp.	5.950%	11/1/17	250	283
VF Corp.	6.450%	11/1/37	150	170
Viacom Inc.	4.375%	9/15/14	350	372
Viacom Inc.	6.250%	4/30/16	275	312
Viacom Inc.	5.625%	9/15/19	650	713
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,474
Wal-Mart Stores Inc.	7.250%	6/1/13	150	175
Wal-Mart Stores Inc.	3.200%	5/15/14	550	580
Wal-Mart Stores Inc.	4.500%	7/1/15	450	495
Wal-Mart Stores Inc.	5.375%	4/5/17	200	229
Wal-Mart Stores Inc.	5.800%	2/15/18	200	236
Wal-Mart Stores Inc.	5.875%	4/5/27	1,950	2,190
Wal-Mart Stores Inc.	5.250%	9/1/35	175	183
Wal-Mart Stores Inc.	6.500%	8/15/37	550	667
Walgreen Co.	5.250%	1/15/19	875	991
Walt Disney Co.	5.700%	7/15/11	1,150	1,208
Walt Disney Co.	6.375%	3/1/12	150	163
Walt Disney Co.	4.500%	12/15/13	125	137
Walt Disney Co.	5.625%	9/15/16	50	58
Walt Disney Co.	7.000%	3/1/32	400	511
Western Union Co.	6.500%	2/26/14	300	338
Western Union Co.	5.930%	10/1/16	400	445
Western Union Co.	6.200%	11/17/36	325	347
Yum! Brands Inc.	7.700%	7/1/12	250	277
Yum! Brands Inc.	6.875%	11/15/37	750	871
Consumer Noncyclical (1.1%)
Abbott Laboratories	4.350%	3/15/14	250	272
Abbott Laboratories	5.875%	5/15/16	1,350	1,578
Abbott Laboratories	5.600%	11/30/17	475	551
Abbott Laboratories	6.150%	11/30/37	325	378
Abbott Laboratories	6.000%	4/1/39	325	371
Allergan Inc.	5.750%	4/1/16	125	146
Altria Group Inc.	8.500%	11/10/13	1,325	1,549
Altria Group Inc.	9.700%	11/10/18	1,200	1,516
Altria Group Inc.	9.950%	11/10/38	275	361
Altria Group Inc.	10.200%	2/6/39	675	898
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,314
Amgen Inc.	4.850%	11/18/14	500	555
Amgen Inc.	5.850%	6/1/17	125	145
Amgen Inc.	5.700%	2/1/19	200	233
Amgen Inc.	6.375%	6/1/37	400	468
Amgen Inc.	6.400%	2/1/39	700	830
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	273
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,018
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	463
6 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	354
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	550
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	1,051
6 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	706

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	285
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	395
AstraZeneca PLC	5.400%	9/15/12	750	819
AstraZeneca PLC	5.400%	6/1/14	875	988
AstraZeneca PLC	6.450%	9/15/37	1,175	1,415
Baxter FinCo BV	4.750%	10/15/10	500	506
Baxter International Inc.	4.625%	3/15/15	250	276
Baxter International Inc.	5.900%	9/1/16	150	176
Baxter International Inc.	6.250%	12/1/37	100	118
Becton Dickinson and Co.	5.000%	5/15/19	50	55
Biogen Idec Inc.	6.000%	3/1/13	600	657
Bottling Group LLC	4.625%	11/15/12	300	323
Bottling Group LLC	5.000%	11/15/13	100	111
Bottling Group LLC	6.950%	3/15/14	500	589
Bottling Group LLC	5.500%	4/1/16	1,275	1,462
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	344
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	812
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	368
Bunge Ltd. Finance Corp.	8.500%	6/15/19	175	208
Campbell Soup Co.	3.050%	7/15/17	50	50
Cardinal Health Inc.	4.000%	6/15/15	100	104
CareFusion Corp.	4.125%	8/1/12	50	52
CareFusion Corp.	5.125%	8/1/14	100	108
CareFusion Corp.	6.375%	8/1/19	75	85
Cia de Bebidas das Americas	10.500%	12/15/11	280	315
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	5.000%	3/1/13	375	407
Clorox Co.	3.550%	11/1/15	325	342
Coca-Cola Co.	5.350%	11/15/17	225	257
Coca-Cola Co.	4.875%	3/15/19	900	994
Coca-Cola Enterprises Inc.	7.375%	3/3/14	600	714
Coca-Cola Enterprises Inc.	4.250%	3/1/15	300	325
Coca-Cola Enterprises Inc.	4.500%	8/15/19	150	162
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	173
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	623
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	308
6 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	103
ConAgra Foods Inc.	5.875%	4/15/14	275	310
ConAgra Foods Inc.	7.125%	10/1/26	50	60
ConAgra Foods Inc.	7.000%	10/1/28	100	118
Covidien International Finance SA	6.550%	10/15/37	525	632
CR Bard Inc.	6.700%	12/1/26	450	538
Delhaize Group SA	5.875%	2/1/14	250	279
Diageo Capital PLC	5.200%	1/30/13	75	82
Diageo Capital PLC	5.750%	10/23/17	75	85
Diageo Finance BV	5.300%	10/28/15	625	700
Diageo Investment Corp.	9.000%	8/15/11	1,000	1,086
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	125	125
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	152
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	417
Eli Lilly & Co.	3.550%	3/6/12	125	130
Eli Lilly & Co.	6.000%	3/15/12	125	136
Eli Lilly & Co.	5.500%	3/15/27	625	682
Express Scripts Inc.	5.250%	6/15/12	225	240
Express Scripts Inc.	6.250%	6/15/14	250	283
Express Scripts Inc.	7.250%	6/15/19	75	91
Fortune Brands Inc.	3.000%	6/1/12	350	355
Fortune Brands Inc.	6.375%	6/15/14	475	528
Fortune Brands Inc.	5.375%	1/15/16	25	27
Fortune Brands Inc.	5.875%	1/15/36	250	241
Genentech Inc.	4.750%	7/15/15	150	166
Genentech Inc.	5.250%	7/15/35	325	339
General Mills Inc.	6.000%	2/15/12	592	636
General Mills Inc.	5.650%	9/10/12	250	271

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Mills Inc.	5.200%	3/17/15	875	984
General Mills Inc.	5.700%	2/15/17	575	665
General Mills Inc.	5.650%	2/15/19	375	426
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	764
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,115
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	313
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,253
Hasbro Inc.	6.300%	9/15/17	550	580
Hershey Co.	5.450%	9/1/16	150	170
HJ Heinz Finance Co.	6.625%	7/15/11	850	897
Hospira Inc.	5.900%	6/15/14	200	222
Johnson & Johnson	5.150%	8/15/12	400	437
Johnson & Johnson	5.150%	7/15/18	125	142
Johnson & Johnson	6.950%	9/1/29	100	130
Johnson & Johnson	4.950%	5/15/33	550	581
Johnson & Johnson	5.850%	7/15/38	325	383
Kellogg Co.	5.125%	12/3/12	225	245
Kellogg Co.	4.250%	3/6/13	125	134
Kellogg Co.	4.150%	11/15/19	250	262
Kellogg Co.	7.450%	4/1/31	150	199
Kimberly-Clark Corp.	4.875%	8/15/15	650	721
Kimberly-Clark Corp.	6.125%	8/1/17	200	236
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	161
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	282
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	247
Kraft Foods Inc.	2.625%	5/8/13	800	815
Kraft Foods Inc.	6.750%	2/19/14	125	143
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,500
Kraft Foods Inc.	6.500%	8/11/17	525	610
Kraft Foods Inc.	6.125%	8/23/18	750	849
Kraft Foods Inc.	5.375%	2/10/20	150	160
Kraft Foods Inc.	6.500%	11/1/31	875	964
Kraft Foods Inc.	7.000%	8/11/37	725	854
Kraft Foods Inc.	6.875%	2/1/38	700	819
Kraft Foods Inc.	6.875%	1/26/39	250	293
Kraft Foods Inc.	6.500%	2/9/40	450	500
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	543
Kroger Co.	8.000%	9/15/29	750	971
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	359
Life Technologies Corp.	4.400%	3/1/15	225	234
Life Technologies Corp.	6.000%	3/1/20	200	217
Lorillard Tobacco Co.	8.125%	6/23/19	1,150	1,280
McKesson Corp.	7.750%	2/1/12	350	383
McKesson Corp.	5.250%	3/1/13	75	81
6 Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
6 Mead Johnson Nutrition Co.	4.900%	11/1/19	150	158
6 Mead Johnson Nutrition Co.	5.900%	11/1/39	125	134
Medco Health Solutions Inc.	7.250%	8/15/13	675	774
Medco Health Solutions Inc.	7.125%	3/15/18	600	717
Medtronic Inc.	3.000%	3/15/15	425	442
Medtronic Inc.	4.750%	9/15/15	550	611
Medtronic Inc.	4.450%	3/15/20	175	187
Medtronic Inc.	5.550%	3/15/40	75	84
Merck & Co. Inc.	4.750%	3/1/15	275	306
Merck & Co. Inc.	4.000%	6/30/15	350	379
Merck & Co. Inc.	6.000%	9/15/17	500	588
Merck & Co. Inc.	5.000%	6/30/19	375	418
Merck & Co. Inc.	6.400%	3/1/28	225	268
Merck & Co. Inc.	5.950%	12/1/28	250	288
Merck & Co. Inc.	6.550%	9/15/37	850	1,060
Merck & Co. Inc.	5.850%	6/30/39	100	116
Novant Health Inc.	5.850%	11/1/19	300	324
Novartis Capital Corp.	1.900%	4/24/13	250	254

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,079
Novartis Capital Corp.	2.900%	4/24/15	450	461
Novartis Securities Investment Ltd.	5.125%	2/10/19	750	837
PepsiAmericas Inc.	5.750%	7/31/12	225	246
PepsiAmericas Inc.	5.000%	5/15/17	450	496
PepsiCo Inc.	5.150%	5/15/12	125	135
PepsiCo Inc.	4.650%	2/15/13	250	272
PepsiCo Inc.	3.750%	3/1/14	875	933
PepsiCo Inc.	5.000%	6/1/18	775	863
PepsiCo Inc.	7.900%	11/1/18	450	584
Pfizer Inc.	4.450%	3/15/12	1,175	1,242
Pfizer Inc.	5.350%	3/15/15	825	934
Pfizer Inc.	6.200%	3/15/19	1,125	1,338
Pfizer Inc.	7.200%	3/15/39	800	1,049
Philip Morris International Inc.	4.875%	5/16/13	625	676
Philip Morris International Inc.	6.875%	3/17/14	475	549
Philip Morris International Inc.	5.650%	5/16/18	275	302
Philip Morris International Inc.	6.375%	5/16/38	525	611
4 Procter & Gamble - Esop	9.360%	1/1/21	982	1,250
Procter & Gamble Co.	4.950%	8/15/14	100	112
Procter & Gamble Co.	3.500%	2/15/15	525	558
Procter & Gamble Co.	4.700%	2/15/19	175	192
Procter & Gamble Co.	6.450%	1/15/26	600	734
Quest Diagnostics Inc.	5.450%	11/1/15	250	276
Reynolds American Inc.	7.250%	6/1/12	200	215
Reynolds American Inc.	6.750%	6/15/17	100	106
Reynolds American Inc.	7.250%	6/15/37	375	375
Safeway Inc.	6.250%	3/15/14	300	340
Safeway Inc.	7.250%	2/1/31	50	61
St. Jude Medical Inc.	2.200%	9/15/13	300	304
St. Jude Medical Inc.	3.750%	7/15/14	425	449
St. Jude Medical Inc.	4.875%	7/15/19	75	81
Stryker Corp.	3.000%	1/15/15	100	104
Stryker Corp.	4.375%	1/15/20	100	106
Sysco Corp.	5.250%	2/12/18	300	337
Sysco Corp.	5.375%	9/21/35	500	542
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	172
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC	3.000%	6/15/15	225	229
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	600	601
Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	126
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	104
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	414
Unilever Capital Corp.	7.125%	11/1/10	400	408
Unilever Capital Corp.	3.650%	2/15/14	275	291
Unilever Capital Corp.	4.800%	2/15/19	150	164
UST LLC	5.750%	3/1/18	250	260
Whirlpool Corp.	5.500%	3/1/13	250	269
Wyeth	5.500%	2/15/16	400	458
Wyeth	6.450%	2/1/24	400	468
Wyeth	6.500%	2/1/34	200	237
Wyeth	6.000%	2/15/36	1,125	1,269
Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	885
Anadarko Petroleum Corp.	7.625%	3/15/14	300	285
Anadarko Petroleum Corp.	5.750%	6/15/14	125	113
Anadarko Petroleum Corp.	5.950%	9/15/16	700	600
Anadarko Petroleum Corp.	6.950%	6/15/19	50	43
Anadarko Petroleum Corp.	6.450%	9/15/36	650	515
Anadarko Petroleum Corp.	7.950%	6/15/39	125	106
Apache Corp.	6.000%	9/15/13	300	336
Apache Corp.	5.625%	1/15/17	75	84
Apache Corp.	6.900%	9/15/18	500	609

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Finance Canada Corp.	7.750%	12/15/29	225	288
Baker Hughes Inc.	6.875%	1/15/29	400	476
BJ Services Co.	6.000%	6/1/18	100	111
BP Capital Markets PLC	5.250%	11/7/13	750	690
BP Capital Markets PLC	3.625%	5/8/14	675	579
BP Capital Markets PLC	3.875%	3/10/15	250	212
^ BP Capital Markets PLC	4.750%	3/10/19	750	622
Burlington Resources Finance Co.	6.500%	12/1/11	300	323
Burlington Resources Finance Co.	7.400%	12/1/31	600	752
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	270
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	191
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	567
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	433
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	474
6 Cenovus Energy Inc.	4.500%	9/15/14	950	1,010
6 Cenovus Energy Inc.	5.700%	10/15/19	475	516
6 Cenovus Energy Inc.	6.750%	11/15/39	375	428
Chevron Corp.	3.450%	3/3/12	250	260
Chevron Corp.	3.950%	3/3/14	425	454
Chevron Corp.	4.950%	3/3/19	750	825
ConocoPhillips	4.750%	2/1/14	250	275
ConocoPhillips	4.600%	1/15/15	200	218
ConocoPhillips	5.750%	2/1/19	1,575	1,799
ConocoPhillips	6.500%	2/1/39	375	450
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	279
ConocoPhillips Holding Co.	6.950%	4/15/29	175	214
Devon Energy Corp.	5.625%	1/15/14	525	581
Devon Energy Corp.	7.950%	4/15/32	75	96
Devon Financing Corp. ULC	6.875%	9/30/11	475	506
Devon Financing Corp. ULC	7.875%	9/30/31	375	472
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	104
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	78
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	204
EnCana Corp.	4.750%	10/15/13	25	27
EnCana Corp.	7.200%	11/1/31	625	740
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	56
EOG Resources Inc.	6.125%	10/1/13	575	649
EOG Resources Inc.	5.625%	6/1/19	275	311
Halliburton Co.	6.150%	9/15/19	525	573
Halliburton Co.	7.450%	9/15/39	700	823
Hess Corp.	8.125%	2/15/19	600	747
Hess Corp.	7.875%	10/1/29	150	184
Hess Corp.	7.125%	3/15/33	375	435
Husky Energy Inc.	6.250%	6/15/12	350	378
Husky Energy Inc.	7.250%	12/15/19	300	362
Husky Energy Inc.	6.800%	9/15/37	100	114
Kerr-McGee Corp.	6.950%	7/1/24	1,000	902
Kerr-McGee Corp.	7.875%	9/15/31	150	137
Marathon Oil Corp.	6.125%	3/15/12	475	510
Nabors Industries Inc.	9.250%	1/15/19	600	734
Nexen Inc.	5.050%	11/20/13	400	428
Nexen Inc.	5.650%	5/15/17	175	190
Nexen Inc.	7.875%	3/15/32	100	120
Nexen Inc.	7.500%	7/30/39	625	743
Noble Energy Inc.	8.250%	3/1/19	300	362
Occidental Petroleum Corp.	6.750%	1/15/12	125	135
Occidental Petroleum Corp.	7.000%	11/1/13	650	760
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	79
Petro-Canada	7.875%	6/15/26	100	121
Petro-Canada	5.350%	7/15/33	450	430
Petro-Canada	5.950%	5/15/35	500	504
QEP Resources Inc.	6.050%	9/1/16	350	375
Rowan Cos. Inc.	7.875%	8/1/19	125	138

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shell International Finance BV	1.875%	3/25/13	450	454
Shell International Finance BV	4.000%	3/21/14	600	634
Shell International Finance BV	3.100%	6/28/15	1,075	1,091
Shell International Finance BV	3.250%	9/22/15	200	204
Shell International Finance BV	5.200%	3/22/17	300	332
Shell International Finance BV	4.300%	9/22/19	700	720
Shell International Finance BV	4.375%	3/25/20	325	335
Shell International Finance BV	6.375%	12/15/38	300	357
Shell International Finance BV	5.500%	3/25/40	175	186
Smith International Inc.	9.750%	3/15/19	600	815
Statoil ASA	3.875%	4/15/14	300	319
Statoil ASA	2.900%	10/15/14	75	77
Statoil ASA	5.250%	4/15/19	650	713
Statoil ASA	7.150%	1/15/29	250	314
Suncor Energy Inc.	6.100%	6/1/18	225	254
Suncor Energy Inc.	6.500%	6/15/38	1,075	1,195
Suncor Energy Inc.	6.850%	6/1/39	600	697
Sunoco Inc.	4.875%	10/15/14	175	179
Sunoco Inc.	5.750%	1/15/17	200	203
Talisman Energy Inc.	5.125%	5/15/15	100	109
Talisman Energy Inc.	5.850%	2/1/37	650	682
Tosco Corp.	8.125%	2/15/30	1,150	1,535
Total Capital SA	3.000%	6/24/15	575	580
Total Capital SA	3.125%	10/2/15	25	25
Total Capital SA	4.450%	6/24/20	325	330
Transocean Inc.	5.250%	3/15/13	100	94
Transocean Inc.	6.000%	3/15/18	425	389
Transocean Inc.	7.500%	4/15/31	300	274
Valero Energy Corp.	6.875%	4/15/12	700	752
Valero Energy Corp.	4.500%	2/1/15	75	77
Valero Energy Corp.	6.125%	2/1/20	150	155
Valero Energy Corp.	7.500%	4/15/32	750	792
Valero Energy Corp.	6.625%	6/15/37	300	292
Weatherford International Inc.	6.800%	6/15/37	150	140
Weatherford International Ltd.	9.625%	3/1/19	775	937
Weatherford International Ltd.	6.500%	8/1/36	800	722
Williams Cos. Inc.	7.500%	1/15/31	519	568
Williams Cos. Inc.	7.750%	6/15/31	149	164
XTO Energy Inc.	5.900%	8/1/12	425	466
XTO Energy Inc.	6.250%	4/15/13	250	282
XTO Energy Inc.	5.750%	12/15/13	900	1,017
XTO Energy Inc.	4.900%	2/1/14	200	220
XTO Energy Inc.	5.000%	1/31/15	200	223
XTO Energy Inc.	6.250%	8/1/17	400	477
XTO Energy Inc.	6.100%	4/1/36	175	207
XTO Energy Inc.	6.750%	8/1/37	575	739
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	260

Technology (0.3%)
Adobe Systems Inc.	3.250%	2/1/15	200	206
Adobe Systems Inc.	4.750%	2/1/20	325	333
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	550	592
Agilent Technologies Inc.	6.500%	11/1/17	350	387
Amphenol Corp.	4.750%	11/15/14	200	211
Analog Devices Inc.	5.000%	7/1/14	175	189
BMC Software Inc.	7.250%	6/1/18	175	208
CA Inc.	5.375%	12/1/19	175	184
Cisco Systems Inc.	4.950%	2/15/19	200	220
Cisco Systems Inc.	4.450%	1/15/20	2,075	2,190
Cisco Systems Inc.	5.900%	2/15/39	425	469
Cisco Systems Inc.	5.500%	1/15/40	325	342

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Computer Sciences Corp.	6.500%	3/15/18	125	138
Corning Inc.	6.625%	5/15/19	50	58
Dell Inc.	3.375%	6/15/12	625	649
Dell Inc.	5.875%	6/15/19	175	197
Equifax Inc.	6.300%	7/1/17	125	138
Equifax Inc.	7.000%	7/1/37	150	167
Fiserv Inc.	6.800%	11/20/17	475	521
Harris Corp.	5.000%	10/1/15	425	457
Hewlett-Packard Co.	4.500%	3/1/13	625	675
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,202
Hewlett-Packard Co.	5.400%	3/1/17	225	258
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,183
HP Enterprise Services LLC	6.000%	8/1/13	225	253
IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,196
International Business Machines Corp.	7.500%	6/15/13	550	642
International Business Machines Corp.	5.700%	9/14/17	500	581
International Business Machines Corp.	5.600%	11/30/39	1,720	1,907
International Game Technology	7.500%	6/15/19	125	146
International Game Technology	5.500%	6/15/20	125	128
Intuit Inc.	5.400%	3/15/12	200	212
Lexmark International Inc.	5.900%	6/1/13	150	160
Lexmark International Inc.	6.650%	6/1/18	375	395
Maxim Integrated Products Inc.	3.450%	6/14/13	100	101
Microsoft Corp.	2.950%	6/1/14	675	706
Microsoft Corp.	4.200%	6/1/19	50	54
Microsoft Corp.	5.200%	6/1/39	350	383
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	275	289
Motorola Inc.	7.500%	5/15/25	75	81
Motorola Inc.	6.500%	11/15/28	19	19
Motorola Inc.	6.625%	11/15/37	26	27
Nokia Oyj	5.375%	5/15/19	175	184
Nokia Oyj	6.625%	5/15/39	100	112
Oracle Corp.	3.750%	7/8/14	200	214
Oracle Corp.	5.250%	1/15/16	1,900	2,162
Oracle Corp.	5.750%	4/15/18	300	347
Oracle Corp.	5.000%	7/8/19	975	1,084
Oracle Corp.	6.125%	7/8/39	500	586
Pitney Bowes Inc.	3.875%	6/15/13	225	237
Pitney Bowes Inc.	4.875%	8/15/14	25	27
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,402
Science Applications International Corp.	6.250%	7/1/12	100	109
Science Applications International Corp.	5.500%	7/1/33	100	94
Xerox Corp.	6.875%	8/15/11	200	211
Xerox Corp.	5.500%	5/15/12	150	160
Xerox Corp.	7.625%	6/15/13	225	228
Xerox Corp.	8.250%	5/15/14	300	351
Xerox Corp.	6.400%	3/15/16	375	423
Xerox Corp.	6.750%	2/1/17	350	393
Xerox Corp.	6.350%	5/15/18	350	389
Xerox Corp.	5.625%	12/15/19	50	53
Transportation (0.2%)
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	124	139
Burlington Northern Santa Fe LLC	5.900%	7/1/12	350	380
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	84
Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	241
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	140
Canadian National Railway Co.	6.250%	8/1/34	350	411
Canadian National Railway Co.	6.200%	6/1/36	350	411
Canadian Pacific Railway Co.	7.125%	10/15/31	450	516
Canadian Pacific Railway Co.	5.950%	5/15/37	250	266
Con-way Inc.	6.700%	5/1/34	350	344
4 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	500	498

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	150	159
CSX Corp.	6.300%	3/15/12	400	429
CSX Corp.	5.600%	5/1/17	25	28
CSX Corp.	7.900%	5/1/17	126	155
CSX Corp.	6.250%	3/15/18	725	833
CSX Corp.	7.375%	2/1/19	1,050	1,284
6 CSX Corp.	6.220%	4/30/40	174	191
4 Delta Air Lines Inc.	7.750%	12/17/19	418	450
4 Delta Air Lines Inc.	6.821%	8/10/22	253	253
Norfolk Southern Corp.	5.750%	1/15/16	175	197
Norfolk Southern Corp.	7.700%	5/15/17	400	496
Norfolk Southern Corp.	5.750%	4/1/18	100	113
Norfolk Southern Corp.	5.900%	6/15/19	425	487
Norfolk Southern Corp.	5.590%	5/17/25	72	77
Norfolk Southern Corp.	7.800%	5/15/27	100	126
Norfolk Southern Corp.	5.640%	5/17/29	100	105
Norfolk Southern Corp.	7.050%	5/1/37	200	246
Norfolk Southern Corp.	7.900%	5/15/97	100	128
Norfolk Southern Railway Co.	9.750%	6/15/20	116	162
Ryder System Inc.	5.850%	3/1/14	250	271
Ryder System Inc.	5.850%	11/1/16	75	83
Southwest Airlines Co.	5.750%	12/15/16	200	211
Southwest Airlines Co.	5.125%	3/1/17	400	408
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	136	143
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	38	41
Union Pacific Corp.	5.450%	1/31/13	650	709
Union Pacific Corp.	7.875%	1/15/19	775	988
Union Pacific Corp.	7.125%	2/1/28	500	600
Union Pacific Corp.	6.625%	2/1/29	200	230
United Parcel Service Inc.	3.875%	4/1/14	50	54
United Parcel Service Inc.	5.125%	4/1/19	175	200
United Parcel Service Inc.	6.200%	1/15/38	725	870
				387,046
Utilities (0.9%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	454
Alabama Power Co.	4.850%	12/15/12	200	217
Alabama Power Co.	5.500%	10/15/17	550	622
American Water Capital Corp.	6.593%	10/15/37	500	557
Appalachian Power Co.	3.400%	5/24/15	300	305
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	293
Baltimore Gas & Electric Co.	5.900%	10/1/16	375	433
Carolina Power & Light Co.	6.500%	7/15/12	350	382
Carolina Power & Light Co.	5.125%	9/15/13	325	358
Carolina Power & Light Co.	5.300%	1/15/19	675	759
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	549
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	204
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	361
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	245
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	820
Commonwealth Edison Co.	5.950%	8/15/16	500	572
Commonwealth Edison Co.	6.150%	9/15/17	600	688
Commonwealth Edison Co.	5.800%	3/15/18	150	170
Commonwealth Edison Co.	5.900%	3/15/36	100	109
Connecticut Light & Power Co.	6.350%	6/1/36	250	293
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	140
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	391
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	275
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	304
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	457
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	522

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Natural Gas Co.	6.250%	11/1/11	300	317
Constellation Energy Group Inc.	4.550%	6/15/15	175	184
Constellation Energy Group Inc.	7.600%	4/1/32	100	121
Consumers Energy Co.	5.000%	2/15/12	725	764
Consumers Energy Co.	5.375%	4/15/13	175	191
Detroit Edison Co.	5.700%	10/1/37	125	134
Dominion Resources Inc.	6.000%	11/30/17	550	626
Dominion Resources Inc.	5.250%	8/1/33	200	220
4 Dominion Resources Inc.	7.500%	6/30/66	175	174
4 Dominion Resources Inc.	6.300%	9/30/66	50	46
Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,146
Duke Energy Carolinas LLC	6.050%	4/15/38	50	58
Duke Energy Carolinas LLC	5.300%	2/15/40	375	395
Duke Energy Corp.	3.350%	4/1/15	375	383
Duke Energy Corp.	5.050%	9/15/19	175	188
Duke Energy Indiana Inc.	5.000%	9/15/13	250	271
Duke Energy Ohio Inc.	5.700%	9/15/12	675	731
Duke Energy Ohio Inc.	2.100%	6/15/13	325	330
El Paso Electric Co.	6.000%	5/15/35	175	171
Entergy Louisiana LLC	6.500%	9/1/18	100	114
Exelon Corp.	4.900%	6/15/15	500	536
Exelon Generation Co. LLC	5.200%	10/1/19	225	240
Exelon Generation Co. LLC	6.250%	10/1/39	425	452
FirstEnergy Solutions Corp.	4.800%	2/15/15	475	498
Florida Power & Light Co.	5.950%	10/1/33	100	114
Florida Power & Light Co.	5.625%	4/1/34	225	246
Florida Power & Light Co.	4.950%	6/1/35	50	50
Florida Power & Light Co.	6.200%	6/1/36	50	59
Florida Power & Light Co.	5.650%	2/1/37	300	331
Florida Power & Light Co.	5.850%	5/1/37	150	170
Florida Power & Light Co.	5.950%	2/1/38	175	198
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,356
Florida Power Corp.	4.800%	3/1/13	50	54
Florida Power Corp.	5.650%	6/15/18	50	57
FPL Group Capital Inc.	2.550%	11/15/13	1,025	1,033
4 FPL Group Capital Inc.	6.350%	10/1/66	225	206
4 FPL Group Capital Inc.	6.650%	6/15/67	275	257
Georgia Power Co.	5.950%	2/1/39	575	634
Iberdrola USA Inc.	6.750%	6/15/12	500	540
Iberdrola USA Inc.	6.750%	7/15/36	400	428
Illinois Power Co.	6.125%	11/15/17	25	28
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	270
Interstate Power & Light Co.	6.250%	7/15/39	100	117
Jersey Central Power & Light Co.	5.625%	5/1/16	350	378
Jersey Central Power & Light Co.	5.650%	6/1/17	350	384
Kansas City Power & Light Co.	6.050%	11/15/35	200	218
MidAmerican Energy Co.	5.650%	7/15/12	75	81
MidAmerican Energy Co.	5.950%	7/15/17	150	171
MidAmerican Energy Co.	6.750%	12/30/31	325	392
Midamerican Energy Holdings Co.	5.875%	10/1/12	750	812
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	325
Midamerican Energy Holdings Co.	6.125%	4/1/36	400	443
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	567
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	151
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	750	768
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	304
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	760
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	167
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	770
Nevada Power Co.	7.125%	3/15/19	450	535
6 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	418
Nisource Finance Corp.	5.400%	7/15/14	300	324
Nisource Finance Corp.	6.125%	3/1/22	450	482
Northern States Power Co.	6.200%	7/1/37	250	297

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northern States Power Co.	5.350%	11/1/39	175	186
NSTAR Electric Co.	4.875%	10/15/12	75	81
NSTAR Electric Co.	4.875%	4/15/14	225	244
NSTAR Electric Co.	5.625%	11/15/17	325	379
Oglethorpe Power Corp.	5.950%	11/1/39	100	113
Ohio Edison Co.	6.400%	7/15/16	550	615
Ohio Power Co.	5.750%	9/1/13	475	527
Ohio Power Co.	6.000%	6/1/16	150	170
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	162
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	359
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	199
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	722
Pacific Gas & Electric Co.	4.800%	3/1/14	650	707
Pacific Gas & Electric Co.	5.625%	11/30/17	250	283
Pacific Gas & Electric Co.	8.250%	10/15/18	275	352
Pacific Gas & Electric Co.	6.050%	3/1/34	825	920
Pacific Gas & Electric Co.	5.800%	3/1/37	525	570
PacifiCorp	6.900%	11/15/11	500	538
PacifiCorp	5.250%	6/15/35	475	488
PacifiCorp	6.250%	10/15/37	650	764
Peco Energy Co.	5.350%	3/1/18	125	139
Pennsylvania Electric Co.	6.050%	9/1/17	75	83
Pepco Holdings Inc.	6.450%	8/15/12	175	192
PPL Electric Utilities Corp.	6.250%	5/15/39	100	116
PPL Energy Supply LLC	6.400%	11/1/11	250	265
PPL Energy Supply LLC	6.200%	5/15/16	68	77
Progress Energy Inc.	6.050%	3/15/14	100	112
Progress Energy Inc.	7.050%	3/15/19	75	89
Progress Energy Inc.	7.750%	3/1/31	625	797
Progress Energy Inc.	7.000%	10/30/31	550	653
Progress Energy Inc.	6.000%	12/1/39	25	27
6 PSEG Power LLC	2.500%	4/15/13	250	253
PSEG Power LLC	5.000%	4/1/14	650	695
PSEG Power LLC	5.500%	12/1/15	450	500
6 PSEG Power LLC	5.125%	4/15/20	200	208
Public Service Co. of Colorado	5.800%	8/1/18	100	117
Public Service Co. of Colorado	5.125%	6/1/19	175	194
Public Service Co. of Colorado	6.250%	9/1/37	300	355
Public Service Co. of Oklahoma	5.150%	12/1/19	600	632
Public Service Co. of Oklahoma	6.625%	11/15/37	275	316
Public Service Electric & Gas Co.	2.700%	5/1/15	225	229
Public Service Electric & Gas Co.	5.500%	3/1/40	300	331
Puget Sound Energy Inc.	5.483%	6/1/35	100	100
Puget Sound Energy Inc.	6.274%	3/15/37	500	554
San Diego Gas & Electric Co.	5.300%	11/15/15	100	114
San Diego Gas & Electric Co.	5.350%	5/15/35	100	107
San Diego Gas & Electric Co.	6.000%	6/1/39	50	59
Sierra Pacific Power Co.	6.000%	5/15/16	525	590
Sierra Pacific Power Co.	6.750%	7/1/37	400	458
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	539
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	172
Southern California Edison Co.	4.650%	4/1/15	775	860
Southern California Edison Co.	5.000%	1/15/16	275	309
Southern California Edison Co.	6.650%	4/1/29	225	265
Southern California Edison Co.	5.750%	4/1/35	275	310
Southern California Edison Co.	5.350%	7/15/35	350	373
Southern Power Co.	6.250%	7/15/12	425	463
Southern Power Co.	4.875%	7/15/15	400	436
Southwestern Electric Power Co.	6.450%	1/15/19	250	274
Southwestern Electric Power Co.	6.200%	3/15/40	75	78
Tampa Electric Co.	6.550%	5/15/36	375	429
Teco Finance Inc.	4.000%	3/15/16	100	103
Teco Finance Inc.	5.150%	3/15/20	125	130
TransAlta Corp.	6.650%	5/15/18	100	112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Union Electric Co.	5.400%	2/1/16	350	375
United Utilities PLC	5.375%	2/1/19	325	335
Virginia Electric and Power Co.	5.100%	11/30/12	225	244
Virginia Electric and Power Co.	5.400%	1/15/16	700	787
Virginia Electric and Power Co.	6.000%	5/15/37	550	613
Virginia Electric and Power Co.	6.350%	11/30/37	750	875
Virginia Electric and Power Co.	8.875%	11/15/38	100	145
Wisconsin Electric Power Co.	6.000%	4/1/14	550	628
Wisconsin Electric Power Co.	4.250%	12/15/19	175	181
Wisconsin Electric Power Co.	5.625%	5/15/33	200	217
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	483
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	6.375%	8/15/37	300	353
Xcel Energy Inc.	5.613%	4/1/17	631	693
Xcel Energy Inc.	4.700%	5/15/20	100	104
Xcel Energy Inc.	6.500%	7/1/36	225	260
Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	250	314
Boardwalk Pipelines LP	5.500%	2/1/17	200	207
CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	287
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	329
El Paso Natural Gas Co.	5.950%	4/15/17	225	238
Enbridge Energy Partners LP	9.875%	3/1/19	550	721
Energy Transfer Partners LP	5.650%	8/1/12	275	289
Energy Transfer Partners LP	6.000%	7/1/13	700	749
Energy Transfer Partners LP	5.950%	2/1/15	300	321
Energy Transfer Partners LP	6.125%	2/15/17	300	314
Energy Transfer Partners LP	9.000%	4/15/19	275	325
Energy Transfer Partners LP	6.625%	10/15/36	150	144
7 Enron Corp.	9.125%	4/1/03	700	2
7 Enron Corp.	7.125%	5/15/07	300	1
7 Enron Corp.	6.875%	10/15/07	1,000	2
Enterprise Products Operating LLC	4.600%	8/1/12	225	235
Enterprise Products Operating LLC	5.600%	10/15/14	775	846
Enterprise Products Operating LLC	6.300%	9/15/17	275	308
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,088
EQT Corp.	8.125%	6/1/19	400	470
KeySpan Corp.	8.000%	11/15/30	200	259
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	516
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	188
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	374
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	502
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	81
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	258
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	283
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	388
Magellan Midstream Partners LP	5.650%	10/15/16	150	162
Magellan Midstream Partners LP	6.550%	7/15/19	125	141
National Grid PLC	6.300%	8/1/16	275	313
NuStar Logistics LP	7.650%	4/15/18	350	403
Oneok Inc.	5.200%	6/15/15	300	317
Oneok Inc.	6.000%	6/15/35	275	260
ONEOK Partners LP	5.900%	4/1/12	350	373
ONEOK Partners LP	6.150%	10/1/16	600	677
ONEOK Partners LP	8.625%	3/1/19	400	495
ONEOK Partners LP	6.650%	10/1/36	525	538
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	812
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	55
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	150
Sempra Energy	6.000%	2/1/13	200	219
Southern California Gas Co.	5.750%	11/15/35	25	28
6 Southern Natural Gas Co.	5.900%	4/1/17	225	239
Spectra Energy Capital LLC	5.668%	8/15/14	400	435

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	390
Texas Gas Transmission LLC	4.600%	6/1/15	250	262
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	797
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	350
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	790
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	127
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	515
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	358
6 Williams Partners LP	3.800%	2/15/15	125	127
6 Williams Partners LP	5.250%	3/15/20	900	928
6 Williams Partners LP	6.300%	4/15/40	225	226
Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	600	664

				82,825

Total Corporate Bonds (Cost $678,265)				725,862

Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
African Development Bank	1.000%	11/23/11	275	274
African Development Bank	1.750%	10/1/12	225	228
African Development Bank	1.625%	2/11/13	325	328
African Development Bank	3.000%	5/27/14	875	904
Asian Development Bank	4.500%	9/4/12	500	537
Asian Development Bank	1.625%	7/15/13	625	629
Asian Development Bank	3.625%	9/5/13	900	967
Asian Development Bank	2.750%	5/21/14	1,175	1,212
Asian Development Bank	4.250%	10/20/14	300	327
Asian Development Bank	2.625%	2/9/15	600	618
Asian Development Bank	5.500%	6/27/16	100	116
Asian Development Bank	5.593%	7/16/18	500	577
Brazilian Government International Bond	11.000%	1/11/12	300	344
Brazilian Government International Bond	10.250%	6/17/13	150	183
Brazilian Government International Bond	7.875%	3/7/15	475	563
Brazilian Government International Bond	6.000%	1/17/17	1,975	2,170
4 Brazilian Government International Bond	8.000%	1/15/18	89	103
Brazilian Government International Bond	5.875%	1/15/19	1,225	1,341
Brazilian Government International Bond	8.875%	10/14/19	175	229
Brazilian Government International Bond	8.875%	4/15/24	325	437
Brazilian Government International Bond	8.750%	2/4/25	800	1,078
Brazilian Government International Bond	10.125%	5/15/27	875	1,310
Brazilian Government International Bond	8.250%	1/20/34	75	99
Brazilian Government International Bond	7.125%	1/20/37	650	777
Brazilian Government International Bond	11.000%	8/17/40	1,825	2,449
Brazilian Government International Bond	5.625%	1/7/41	650	641
Chile Government International Bond	7.125%	1/11/12	300	323
Chile Government International Bond	5.500%	1/15/13	150	163
China Development Bank Corp.	4.750%	10/8/14	450	492
China Development Bank Corp.	5.000%	10/15/15	175	192
China Government International Bond	4.750%	10/29/13	200	219
Corp. Andina de Fomento	5.200%	5/21/13	425	459
Corp. Andina de Fomento	5.750%	1/12/17	375	403
Council Of Europe Development Bank	2.750%	2/10/15	275	281
8 Development Bank of Japan	4.250%	6/9/15	250	273
Eksportfinans ASA	5.500%	5/25/16	1,025	1,166
Eksportfinans ASA	5.500%	6/26/17	450	514
European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,020
European Investment Bank	4.625%	9/15/10	1,325	1,336
European Investment Bank	3.125%	7/15/11	1,800	1,843
European Investment Bank	2.000%	2/10/12	2,475	2,520
6 European Investment Bank	1.125%	4/16/12	950	954
European Investment Bank	1.750%	9/14/12	650	659
European Investment Bank	1.625%	3/15/13	600	603
European Investment Bank	2.875%	3/15/13	650	675

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.875%	6/17/13	700	709
European Investment Bank	4.250%	7/15/13	2,400	2,599
European Investment Bank	2.375%	3/14/14	375	383
European Investment Bank	4.625%	5/15/14	2,000	2,205
European Investment Bank	3.125%	6/4/14	2,825	2,963
European Investment Bank	2.875%	1/15/15	450	469
European Investment Bank	2.750%	3/23/15	900	922
European Investment Bank	4.875%	2/16/16	550	619
European Investment Bank	5.125%	9/13/16	300	345
European Investment Bank	4.875%	1/17/17	1,225	1,380
European Investment Bank	5.125%	5/30/17	800	918
Export Development Canada	2.375%	3/19/12	850	870
Export Development Canada	1.750%	9/24/12	975	988
Export Development Canada	3.500%	5/16/13	475	495
Export Development Canada	2.250%	5/28/15	150	152
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,161
Export-Import Bank of Korea	8.125%	1/21/14	1,375	1,570
Export-Import Bank of Korea	5.875%	1/14/15	250	271
Export-Import Bank of Korea	5.125%	3/16/15	150	159
Financement-Quebec	5.000%	10/25/12	500	543
Hydro Quebec	6.300%	5/11/11	775	810
Hydro Quebec	8.400%	1/15/22	825	1,145
Inter-American Development Bank	1.625%	7/15/13	50	50
Inter-American Development Bank	3.000%	4/22/14	1,325	1,386
Inter-American Development Bank	2.250%	7/15/15	2,175	2,189
Inter-American Development Bank	4.250%	9/10/18	1,875	2,037
Inter-American Development Bank	3.875%	9/17/19	100	105
Inter-American Development Bank	3.875%	2/14/20	500	529
Inter-American Development Bank	7.000%	6/15/25	250	321
International Bank for Reconstruction & Development	3.125%	11/15/11	600	619
International Bank for Reconstruction & Development	2.000%	4/2/12	2,175	2,218
International Bank for Reconstruction & Development	1.750%	7/15/13	1,100	1,117
International Bank for Reconstruction & Development	3.500%	10/8/13	75	80
International Bank for Reconstruction & Development	2.375%	5/26/15	1,650	1,676
International Bank for Reconstruction & Development	4.750%	2/15/35	1,050	1,147
International Finance Corp.	3.500%	5/15/13	375	401
International Finance Corp.	3.000%	4/22/14	875	915
International Finance Corp.	2.750%	4/20/15	900	930
Israel Government International Bond	4.625%	6/15/13	200	214
Israel Government International Bond	5.500%	11/9/16	850	953
Israel Government International Bond	5.125%	3/26/19	300	321
8 Japan Bank for International Cooperation	2.125%	11/5/12	1,400	1,428
Japan Bank for International Cooperation	4.250%	6/18/13	75	80
8 Japan Bank for International Cooperation	2.875%	2/2/15	625	642
8 Japan Finance Corp.	1.500%	7/6/12	700	703
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	500	554
Japan Finance Organization for Municipalities	5.000%	5/16/17	500	553
Korea Development Bank	8.000%	1/23/14	800	912
Korea Development Bank	4.375%	8/10/15	700	716
Korea Electric Power Corp.	7.750%	4/1/13	750	844
9 Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	280
9 Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,125	1,150
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	829
9 Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	1,625	1,634
9 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,267
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,267
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,423
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
9 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,257
9 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	950	968
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	869
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,338
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	367
9 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,299

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	157
9 Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,167
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,526
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	340
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,148
Malaysia Government International Bond	7.500%	7/15/11	350	371
Mexico Government International Bond	7.500%	1/14/12	145	157
Mexico Government International Bond	6.375%	1/16/13	917	1,005
Mexico Government International Bond	6.625%	3/3/15	493	562
Mexico Government International Bond	11.375%	9/15/16	100	141
Mexico Government International Bond	5.625%	1/15/17	750	820
Mexico Government International Bond	6.750%	9/27/34	2,757	3,180
Nordic Investment Bank	1.625%	1/28/13	550	555
Nordic Investment Bank	2.625%	10/6/14	475	490
Nordic Investment Bank	2.500%	7/15/15	400	407
10 Oesterreichische Kontrollbank AG	1.875%	3/21/12	1,425	1,445
10 Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	298
10 Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	706
10 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	332
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	683
Panama Government International Bond	5.200%	1/30/20	1,225	1,275
Panama Government International Bond	7.125%	1/29/26	600	696
Panama Government International Bond	6.700%	1/26/36	200	221
Pemex Project Funding Master Trust	9.125%	10/13/10	60	61
Pemex Project Funding Master Trust	5.750%	3/1/18	950	994
Pemex Project Funding Master Trust	6.625%	6/15/38	375	385
Peruvian Government International Bond	7.125%	3/30/19	500	591
Peruvian Government International Bond	7.350%	7/21/25	700	836
Peruvian Government International Bond	8.750%	11/21/33	560	760
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,326
Petrobras International Finance Co.	5.875%	3/1/18	600	625
Petrobras International Finance Co.	8.375%	12/10/18	600	703
Petrobras International Finance Co.	7.875%	3/15/19	650	743
Petrobras International Finance Co.	5.750%	1/20/20	325	325
Petrobras International Finance Co.	6.875%	1/20/40	275	277
6 Petroleos Mexicanos	4.875%	3/15/15	75	78
Petroleos Mexicanos	8.000%	5/3/19	700	836
6 Petroleos Mexicanos	6.000%	3/5/20	425	445
Poland Government International Bond	6.250%	7/3/12	350	376
Poland Government International Bond	5.000%	10/19/15	375	395
Poland Government International Bond	6.375%	7/15/19	1,850	2,021
Province of British Columbia Canada	2.850%	6/15/15	750	776
Province of Manitoba Canada	4.900%	12/6/16	825	921
Province of Nova Scotia Canada	5.750%	2/27/12	250	269
Province of Ontario Canada	5.000%	10/18/11	2,500	2,640
Province of Ontario Canada	1.875%	11/19/12	1,050	1,062
Province of Ontario Canada	4.100%	6/16/14	1,625	1,745
Province of Ontario Canada	2.950%	2/5/15	250	256
Province of Ontario Canada	2.700%	6/16/15	875	884
Province of Ontario Canada	4.750%	1/19/16	75	83
Province of Ontario Canada	4.000%	10/7/19	850	877
Province of Ontario Canada	4.400%	4/14/20	475	506
Province of Quebec Canada	4.875%	5/5/14	250	277
Province of Quebec Canada	4.600%	5/26/15	350	387
Province of Quebec Canada	5.125%	11/14/16	525	595
Province of Quebec Canada	4.625%	5/14/18	625	692
Province of Quebec Canada	7.125%	2/9/24	400	523
Province of Quebec Canada	7.500%	9/15/29	475	659
Region of Lombardy Italy	5.804%	10/25/32	500	500
Republic of Italy	5.625%	6/15/12	875	915
Republic of Italy	2.125%	10/5/12	2,100	2,065
Republic of Italy	4.375%	6/15/13	525	541
Republic of Italy	3.125%	1/26/15	750	725
Republic of Italy	4.750%	1/25/16	575	586

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Italy	5.250%	9/20/16	1,825	1,898
Republic of Italy	6.875%	9/27/23	125	142
Republic of Italy	5.375%	6/15/33	1,400	1,351
Republic of Korea	4.250%	6/1/13	625	654
Republic of Korea	5.750%	4/16/14	875	957
Republic of Korea	7.125%	4/16/19	425	509
South Africa Government International Bond	7.375%	4/25/12	575	627
South Africa Government International Bond	6.875%	5/27/19	875	1,001
South Africa Government International Bond	5.500%	3/9/20	425	439
South Africa Government International Bond	5.875%	5/30/22	100	105
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,069
United Mexican States	5.875%	2/17/14	1,325	1,452
United Mexican States	5.950%	3/19/19	1,725	1,897
United Mexican States	5.125%	1/15/20	100	105
United Mexican States	6.050%	1/11/40	650	681

Total Sovereign Bonds (Cost $150,255)				157,657

Taxable Municipal Bonds (0.3%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	50	52
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	100	101
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	175	176
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	325	343
Board of Regents of the Univ. of Texas System Rev.
Financing System	5.134%	8/15/42	150	154
Board of Trustees of The Leland Stanford Junior
University	3.625%	5/1/14	400	426
Board of Trustees of The Leland Stanford Junior
University	4.250%	5/1/16	100	108
California GO	5.250%	4/1/14	150	158
California GO	5.750%	3/1/17	150	158
California GO	6.200%	10/1/19	600	629
California GO	7.500%	4/1/34	1,200	1,280
California GO	5.650%	4/1/39	200	214
California GO	7.300%	10/1/39	150	158
California GO	7.350%	11/1/39	1,125	1,184
California GO	7.625%	3/1/40	450	487
Central Puget Sound WA Regional Transit Auth. Sales
& Use Tax Rev.	5.491%	11/1/39	100	110
Chicago IL Board of Educ. GO	6.138%	12/1/39	100	103
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	650	708
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	50	53
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	75	81
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	200	210
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	366
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	80
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	325	342
Connecticut GO	5.850%	3/15/32	300	347
Cook County IL GO	6.229%	11/15/34	100	100
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	100	109
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	200	226
Dartmouth College	4.750%	6/1/19	25	27
Denver CO City & County School Dist.	5.664%	12/1/33	75	81
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	55
Georgia GO	4.503%	11/1/25	325	344
Howard Hughes Medical Institute	3.450%	9/1/14	200	211
Illinois GO	2.766%	1/1/12	300	302
Illinois GO	4.071%	1/1/14	300	298
Illinois GO	4.950%	6/1/23	1,450	1,346
Illinois GO	5.100%	6/1/33	1,600	1,267
Illinois GO	6.630%	2/1/35	100	97
Illinois GO	6.725%	4/1/35	275	272
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.851%	12/1/34	75	76

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Indianapolis IN Local Public Improvement Bond Bank
Notes	6.116%	1/15/40	475	513
Johns Hopkins University	5.250%	7/1/19	375	419
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)	5.501%	5/1/34	650	686
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	75	86
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	100	101
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	325	355
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	100	103
Los Angeles CA USD GO	5.750%	7/1/34	250	250
Los Angeles CA USD GO	6.758%	7/1/34	100	114
Maryland Transp. Auth. Rev.	5.888%	7/1/43	100	111
Massachusetts GO	5.456%	12/1/39	250	265
Massachusetts School Building Auth. Dedicated Sales
Tax Rev.	5.715%	8/15/39	125	137
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	150	150
Metro. Govt. of Nashville & Davidson County TN GO	5.707%	7/1/34	125	130
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	100	102
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	175	189
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	7.462%	10/1/46	75	86
Missouri Highways & Transp. Comm. Road Rev.	5.445%	5/1/33	100	106
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	400	395
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	300	297
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	150	150
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	425	476
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	50	56
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	16
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	338
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	473
New York City NY GO	6.246%	6/1/35	100	103
New York City NY GO	5.968%	3/1/36	150	158
New York City NY GO	5.985%	12/1/36	75	82
New York City NY GO	5.846%	6/1/40	100	103
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	75	81
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.750%	6/15/41	100	105
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.952%	6/15/42	100	107
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	100	104
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	125	155
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	50	53
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.500%	3/15/30	325	332
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.628%	3/15/39	95	98
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	300	308
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	225
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	274
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	418
Oregon GO	4.759%	6/30/28	300	298
Oregon GO	5.528%	6/30/28	125	136
Oregon State Dept. Transp. Highway Usertax Rev.	5.834%	11/15/34	75	83
Pennsylvania GO	4.650%	2/15/26	125	125
Pennsylvania GO	5.350%	5/1/30	400	399
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	138
Princeton University	5.700%	3/1/39	300	337
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	256
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	100	110
San Diego County CA Water Auth.	6.138%	5/1/49	100	111
Tobacco Settlement West Virginia Finance Auth. Rev.	7.467%	6/1/47	370	271
Univ. of California Regents	6.583%	5/15/49	125	138
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	105
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	80

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Utah GO	4.554%	7/1/24	125	135
	Washington GO	5.090%	8/1/33	475	481
	Washington GO	5.481%	8/1/39	50	53
	Washington GO	5.140%	8/1/40	275	279
	Wisconsin GO	4.800%	5/1/13	275	300
	Wisconsin GO	5.700%	5/1/26	325	347

Total Taxable Municipal Bonds (Cost $24,946)					25,831

Temporary Cash Investments (2.7%) [1]
U.S. Government and Agency Obligations (0.1%)
3,11	Fannie Mae Discount Notes	0.300%	9/15/10	300	300
3,11	Freddie Mac Discount Notes	0.320%	9/7/10	1,000	1,000
3,11	Freddie Mac Discount Notes	0.331%	12/15/10	2,000	1,997
3,11	Freddie Mac Discount Notes	0.361%	12/16/10	200	200
					3,497

				Shares
Money Market Fund (2.6%)
12,13	Vanguard Market Liquidity Fund	0.286%		230,770,890	230,771

Total Temporary Cash Investments (Cost $234,267)					234,268

Total Investments (102.2%) (Cost $8,077,286)					8,984,006
Other Assets and Liabilities—Net (-2.2%)[13]					(194,327)

Net Assets (100%)					8,789,679

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,635,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 58.5% and 2.4%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $23,632,000, representing
0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Securities with a value of $3,497,000 have been segregated as initial margin for open futures contracts.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Includes $11,409,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 022_082010

Vanguard Managed Payout Funds
Semiannual Report
June 30, 2010

Vanguard Managed Payout Growth Focus Fund
Vanguard Managed Payout Growth and Distribution Fund
Vanguard Managed Payout Distribution Focus Fund

> For the fiscal half-year ended June 30, 2010, returns for the three Vanguard

Managed Payout Funds ranged from –2.62% to –5.47%.

> The broad U.S. stock market finished the period down –5.67%, while the aggregate U.S. bond market was up 5.33% for the six months.

> The Managed Payout Funds’ underlying portfolios followed suit, with the bond funds registering positive returns and the equity funds—except for the REIT

Index Fund—ending the period in negative territory.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Managed Payout Growth Focus Fund.	9
Managed Payout Growth and Distribution Fund.	19
Managed Payout Distribution Focus Fund.	29
About Your Fund’s Expenses.	39
Trustees Approve Advisory Arrangement.	41
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Managed Payout Growth Focus Fund	-5.47%
Managed Payout Growth Focus Composite Index	-6.05

Managed Payout Growth Focus Composite Index: Weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

Vanguard Managed Payout Growth and Distribution Fund	-4.08%
Managed Payout Growth and Distribution Composite Index	-4.12

Managed Payout Growth and Distribution Composite Index: Weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

Vanguard Managed Payout Distribution Focus Fund	-2.62%
Managed Payout Distribution Focus Composite Index	-2.50

Managed Payout Distribution Focus Composite Index: Weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$15.97	$14.78	$0.339	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$15.92	$14.91	$0.380	$0.000	$0.000
Vanguard Managed Payout Distribution Focus
Fund	$15.60	$14.68	$0.533	$0.000	$0.000

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

For the six-month period ended June 30, returns for the Vanguard Managed Payout Funds ranged from –2.62% for the Distribution Focus Fund to –5.47% for the Growth Focus Fund. The Growth and Distribution Fund fell almost exactly in the middle, returning –4.08%. The performance of all three funds was more or less in line with their respective benchmarks.

The primary objective of the Managed Payout Funds is to meet the needs of investors—typically retirees—who desire monthly income to meet expenses. Each fund seeks to generate regular monthly cash payments while preserving investors’ savings. As we previously reported, for calendar-year 2010 the funds’ investment committee reduced each fund’s monthly payout, following the policy of basing payment levels on investment performance (please see the table on page 4).

Sovereign debt worries pulled down stock returns

The six-month period was particularly trying for stock markets in the United States and abroad. In the U.S. market, the decline was sudden and startling.

After pulling back a bit in January from 2009’s strong gains, U.S. stocks rose steadily as winter turned to spring.

2

Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from stocks abroad, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets

With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit.

Market Barometer

	Total Returns
	Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

The funds’ underlying holdings reflected the markets’ trends

Over the past six months, the Managed Payout Funds’ bond holdings helped to cushion them to an extent from the declines in stocks. Still, with sizable equity allocations, the funds reflect the volatility that has characterized stock markets not only during the most recent six-month period, but more or less since the funds’ inception in May 2008. This is evident in their recent record: Prior to their half-year declines, all three funds posted gains above 20% in calendar year 2009.

The Managed Payout Funds invest largely in Vanguard index portfolios, which did their job of mirroring the broad financial markets during the semiannual period. The three underlying fixed income funds turned in positive results, while the equity funds—with the exception of Vanguard REIT Index Fund—were down for the half-year.

In line with the pattern of market returns globally, Vanguard European Index Fund took the biggest hit among the underlying funds, falling almost –17%. Vanguard Market Neutral Fund produced a modest positive return for the period. This fund, which seeks to add modest stock-selection gains to the return of 3-month U.S. Treasury bills, accounted for 5% of each Managed Payout Fund’s assets for most of the period.

	Monthly Payout Per Share
Managed Payout Fund	2009	2010
Growth Focus	$0.0412	$0.0373
Growth and Distribution	0.0699	0.0634
Distribution Focus	0.0983	0.0889

4

With a return of –2.62%, the Managed Payout Distribution Focus Fund held up best among the three funds in the period. The fund seeks to preserve an investment’s long-term principal while providing higher current payouts. Of the three, the Distribution Focus Fund has the largest allocation to bonds, which gave it more of a buffer against stock volatility in the period.

The Managed Payout Growth Focus Fund, which seeks to deliver long-term capital appreciation and inflation protection and more modest current payouts, was the group’s worst performer, returning –5.47%. The fund’s disappointing return wasn’t surprising, given its heavy allocation to equities.

The Managed Payout Growth and Distribution Fund, which offers a combination of the other two funds’ investment strategies, fell in between them, returning –4.08% for the half-year.

Long-term diversification is always a good idea

The past six months have been a dramatic time in the U.S. stock market. At the beginning of the period, stocks looked set to continue the impressive rally that began in March 2009, amid the worst recession in decades. However, in May, stocks retreated swiftly as investors grew increasingly concerned about the European debt crisis, the strength of the economic recovery, and repercussions from the oil spill in the Gulf of Mexico.

	Percentage of Managed Payout Funds’ Investments[1]
		Growth and
	Growth	Distribution	Distribution
	Focus Fund	Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	36.7%	30.7%	24.6%
European Stock Index	13.3	11.2	9.5
REIT Index	9.9	9.8	9.7
Pacific Stock Index	7.5	6.3	5.3
Emerging Markets Stock Index	7.3	6.1	5.1

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	4.9%	10.3%	15.4%
Total Bond Market II Index	0.0	5.2	5.2
Inflation-Protected Securities	0.0	0.0	5.1

Vanguard Market Neutral Fund (Investor Shares)	10.1%	10.3%	10.0%

Commodities[2]	10.3%	10.1%	10.1%

1 As of June 30, 2010.
2 The funds invest a portion of their assets in commodities through the use of swap contracts.

5

Although the U.S. fixed income market has held up better than the stock market, bonds have had their own share of ups and downs in the past few years.

It’s important to remember that, while you can’t control what happens in the financial markets, you can control how you invest your hard-earned money. Vanguard encourages you to adopt a well-balanced, diversified investment plan, and then stick with it for the long haul.

The Vanguard Managed Payout Funds embody these principles, combining broad diversification with an investment strategy intended to provide income and some capital growth over the long term. In addition, all three funds are composed largely of Vanguard index funds, whose low costs enable you to keep more of the return on your investment.

Whether you’re looking for long-term capital appreciation and inflation protection or for higher monthly payouts, one of our Managed Payout Funds can be suitable to your goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer July 15, 2010

Advisor’s Report

For the six months ended June 30, 2010, the MSCI All-Country World Index returned –9.37%, while the Barclays Capital U.S. Aggregate Float Adjusted Index gained 5.32%.

The Managed Payout Funds make regular monthly cash payments while seeking to preserve or increase the value of a shareholder’s investment over time. We’ve established long-term, or “policy,” asset allocations for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. When the relative attractiveness of various asset classes changes, we may tilt the funds’ allocations away from the “policy portfolios” in an effort to capture opportunities for outperformance or reduce risk relative to their benchmarks.

During the past six months, our allocation shifts had limited impact on the funds’ performance relative to their composite benchmarks.

Distribution Focus Fund

The Distribution Focus Fund returned –2.62% versus –2.50% for its composite index. Relative to its benchmark, the fund benefited during the half-year from its investment in the Vanguard Intermediate-Term Investment-Grade Fund, which resulted in an above-benchmark weighting in corporate bonds. The fund’s overweighting in equities and its underweighting in REITs restrained performance modestly.

Toward the end of the period, the Distribution Focus Fund shifted 5% of its assets from the Vanguard Total Bond Market II Index Fund into the Market Neutral Fund. It also shifted 5% of fund assets from the Total Bond Market II Index Fund into the Vanguard REIT Index Fund. Both changes moved the fund’s allocation closer to that of its composite benchmark. (In the composite benchmark, the Market Neutral Fund’s allocation is represented by the Citigroup Three-month Treasury Bill Index. The Market Neutral Fund seeks to limit its exposure to the broad stock market’s movements while adding modest stock selection gains to the return of the 3-month Treasury bill.)

Growth and Distribution Fund

The Growth and Distribution Fund returned –4.08% versus –4.12% for its composite index. Like the Distribution Focus Fund, the fund benefited during the half-year from its investment in the Vanguard Intermediate-Term Investment-Grade Fund, and paid a modest penalty for its overweighting in equities and its underweighting in REITs.

During the period, we shifted the 5% of assets that was allocated to Vanguard Inflation-Protected Securities Fund, which holds Treasury Inflation-Protected Securities (TIPS), into the Vanguard Intermediate-Term Investment-Grade Fund. We made this decision based on the relative expected income streams from the two asset classes and on our assessment of TIPS valuations.

We subsequently shifted 5% of fund assets from the Intermediate-Term Investment-Grade Fund into REITs. We also moved 5% of the fund from the Total Bond Market II Index Fund into the Market Neutral Fund. As in the Distribution Focus Fund, these shifts brought the fund’s exposures closer to those of its benchmark.

Growth Focus Fund

The Growth Focus Fund returned –5.47%, beating the –6.05% return for its composite index, benefiting from its exposure to the Intermediate-Term Investment-Grade Fund. As in the two other funds, our decision to hold a below-benchmark weight in REITs for most of the period was a drag on performance.

In May and June, the Growth Focus Fund moved 5% of its assets from the Total Bond Market II Index Fund to the Market Neutral Fund, bringing its allocation to this strategy in line with that of the benchmark. We also shifted 5% of fund assets from the Intermediate-Term Investment-Grade Fund into the REIT Index Fund, bringing the fund’s REIT exposure in line with that of its composite benchmark.

Assessment of relative values during the period

Our decision to trim the funds’ fixed income exposure, restore REITs to a benchmark weight, and maintain neutral or above-benchmark exposure to stocks reflected our view that:

1) The outperformance of bonds made them expensive relative to other asset classes.

2) Recent REIT weakness strengthened the case for returning the funds to a benchmark-neutral REIT allocation.

3) The recent stock market correction presented an opportunity, as overall, forward-looking U.S. equity market valuations appeared more attractive than they had in several months.

Outlook

Looking ahead, we remain cautiously optimistic regarding the performance of riskier assets. While the events in Europe have increased the uncertainty with respect to the near-term economic and market outlook, the committee does not foresee a repeat of the 2008 global financial crisis. The global economy continues to recover and trend inflation remains low, although the pace of growth varies markedly across regions. Equity market valuations are in line with, and in some cases cheaper than, historical levels.

Both the near-term and longer-horizon median forecasts are supportive of this broad allocation to riskier assets, a category that includes global equities, REITs, and commodities, among other assets. Accordingly, we’re comfortable with keeping the funds’ allocations to riskier assets either at or slightly above those of the benchmark.

George U. Sauter, Chief Investment Officer

Chris McIsaac, Principal

Joseph H. Davis, Principal

John Ameriks, Principal

July 20, 2010

Managed Payout Growth Focus Fund

Fund Profile
As of June 30, 2010

Total Fund Characteristics
Ticker Symbol	VPGFX
30-Day SEC Yield	2.98%
Acquired Fund Fees and Expenses[1]	0.53%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	36.7%
Vanguard European Stock Index Fund
Investor Shares	13.3
Vanguard Market Neutral Fund Investor
Shares	10.1
Vanguard REIT Index Fund Investor
Shares	9.9
Vanguard Pacific Stock Index Fund
Investor Shares	7.5
Vanguard Emerging Markets Stock Index
Fund Investor Shares	7.3
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	4.9
Commodities	10.3

The fund invests a portion of its assets in commodities through the use of swap contracts.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth Focus Fund invests.
The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2010, the annualized acquired fund fees and expenses were 0.30% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2010

Managed Payout Growth Focus Composite Index: Weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.) Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
Focus Fund	5/2/2008	12.74%	2.36%	-12.08%	-9.72%

See Financial Highlights for dividend and capital gains information.

Managed Payout Growth Focus Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (89.4%)
U.S. Stock Funds (46.5%)
Vanguard Total Stock Market Index Fund Investor Shares	692,668	17,725
Vanguard REIT Index Fund Investor Shares	310,959	4,795
		22,520
International Stock Funds (28.0%)
Vanguard European Stock Index Fund Investor Shares	297,217	6,408
Vanguard Pacific Stock Index Fund Investor Shares	402,203	3,624
Vanguard Emerging Markets Stock Index Fund Investor Shares	146,666	3,538
		13,570
Bond Fund (4.9%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	234,116	2,346

Market Neutral Fund (10.0%)
Vanguard Market Neutral Fund Investor Shares	497,197	4,863
Total Investment Companies (Cost $54,881)		43,299
Temporary Cash Investments (10.1%)[1]
Money Market Fund (9.6%)
2 Vanguard Market Liquidity Fund, 0.286%	4,632,483	4,632

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.5%)
3 Freddie Mac Discount Notes, 0.320%, 9/20/10	250	250
Total Temporary Cash Investments (Cost $4,882)		4,882
Total Investments (99.5%) (Cost $59,763)		48,181

Managed Payout Growth Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (0.5%)
Other Assets	340
Liabilities	(78)
262
Net Assets (100%)
Applicable to 3,278,240 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	48,443
Net Asset Value Per Share	$14.78

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	63,302
Overdistributed Net Investment Income	(824)
Accumulated Net Realized Losses	(2,453)
Unrealized Appreciation (Depreciation)
Investment Securities	(11,582)
Swap Contracts	—
Net Assets	48,443

• See Note A in Notes to Financial Statements.
1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.3% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Income Distributions Received	361
Net Investment Income—Note B	361
Realized Net Gain (Loss)
Capital Gain Distributions Received	19
Investment Securities Sold	450
Swap Contracts	(453)
Realized Net Gain (Loss)	16
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,012)

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	361	1,066
Realized Net Gain (Loss)	16	201
Change in Unrealized Appreciation (Depreciation)	(3,389)	8,263
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,012)	9,530
Distributions
Net Investment Income	(1,063)	(1,426)
Realized Capital Gain	—	—
Total Distributions	(1,063)	(1,426)
Capital Share Transactions
Issued	12,622	16,374
Issued in Lieu of Cash Distributions	783	879
Redeemed	(8,122)	(13,998)
Net Increase (Decrease) from Capital Share Transactions	5,283	3,255
Total Increase (Decrease)	1,208	11,359
Net Assets
Beginning of Period	47,235	35,876
End of Period[1]	48,443	47,235

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($824,000) and $331,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Financial Highlights

	Six Months	Year	April 21,
	Ended	Ended	2008[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.114	.372	.394[2]
Capital Gain Distributions Received	.005	.006	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.970)	2.936	(6.916)
Total from Investment Operations	(.851)	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.339)	(.494)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	—	—	(.400)
Total Distributions	(.339)	(.494)	(.400)
Net Asset Value, End of Period	$14.78	$15.97	$13.15

Total Return	-5.47%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$47	$36
Ratio of Total Expenses to Average Net Assets	0%[3]	0%	0%
Ratio of Net Investment Income to Average Net Assets	1.44%[4]	2.66%	3.52%[4]
Portfolio Turnover Rate	48%[4]	60%[5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.30% (annualized).
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2010, the monthly distribution rate is $.0373. The fund also distributed $.1148 per share of ordinary income remaining from 2009 to shareholders of record on January 4, 2010. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Growth Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	43,299	—	—
Temporary Cash Investments	4,632	250	—
Total	47,931	250	—

D. At June 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark A 01
Total Return Index	7/30/10	ML	4,991	(0.560%)	—

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $453,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,537,000 to offset future net capital gains of $1,188,000 through December 31, 2016, and $1,349,000 through December 31, 2017. In addition, the fund realized losses of $313,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $59,763,000. Net unrealized depreciation of investment securities for tax purposes was $11,582,000, consisting of unrealized gains of $738,000 on securities that had risen in value since their purchase and $12,320,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $14,393,000 of investment securities and sold $10,625,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	Shares	Shares
	(000)	(000)
Issued	789	1,192
Issued in Lieu of Cash Distributions	49	64
Redeemed	(518)	(1,025)
Net Increase (Decrease) in Shares Outstanding	320	231

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Managed Payout Growth and Distribution Fund

Fund Profile
As of June 30, 2010

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	3.02%
Acquired Fund Fees and Expenses[1]	0.48%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	30.7%
Vanguard European Stock Index Fund
Investor Shares	11.2
Vanguard Market Neutral Fund Investor
Shares	10.3
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	10.3
Vanguard REIT Index Fund Investor
Shares	9.8
Vanguard Pacific Stock Index Fund
Investor Shares	6.3
Vanguard Emerging Markets Stock Index
Fund Investor Shares	6.1
Vanguard Total Bond Market II Index Fund
Investor Shares	5.2
Commodities	10.1

The fund invests a portion of its assets in commodities through the use of swap contracts.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution
Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the six months ended
June 30, 2010, the annualized acquired fund fees and expenses were 0.30% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2010

Managed Payout Growth and Distribution Composite Index: Weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond
Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index through December
31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was
adjusted to include a 2% cash position through April 30, 2009.)
Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
and Distribution Fund	5/2/2008	12.51%	3.50%	-11.07%	-7.57%

See Financial Highlights for dividend and capital gains information.

Managed Payout Growth and Distribution Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (89.7%)
U.S. Stock Funds (40.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,348,331	60,094
	Vanguard REIT Index Fund Investor Shares	1,238,076	19,091
			79,185
International Stock Funds (23.5%)
	Vanguard European Stock Index Fund Investor Shares	1,019,253	21,975
	Vanguard Pacific Stock Index Fund Investor Shares	1,362,850	12,279
	Vanguard Emerging Markets Stock Index Fund Investor Shares	495,683	11,956
			46,210
Bond Funds (15.5%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,009,023	20,130
1	Vanguard Total Bond Market II Index Fund Investor Shares	967,191	10,272
			30,402
Market Neutral Fund (10.3%)
	Vanguard Market Neutral Fund Investor Shares	2,061,964	20,166
Total Investment Companies (Cost $204,070)			175,963
Temporary Cash Investments (10.1%)[2]
Money Market Fund (7.8%)
1	Vanguard Market Liquidity Fund, 0.286%	15,348,000	15,348

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (2.3%)
3	Federal Home Loan Bank, 0.300%, 11/19/10	1,500	1,498
3	Freddie Mac Discount Notes, 0.320%, 9/7/10	500	500
3	Freddie Mac Discount Notes, 0.320%, 9/20/10	500	500
3	Freddie Mac Discount Notes, 0.300%, 11/1/10	1,000	999
3	Freddie Mac Discount Notes, 0.321%, 12/15/10	1,000	999
			4,496
Total Temporary Cash Investments (Cost $19,842)			19,844
Total Investments (99.8%) (Cost $223,912)			195,807

Managed Payout Growth and Distribution Fund

Market
Value•
($000)
Other Assets and Liabilities (0.2%)
Other Assets	863
Liabilities	(451)
412
Net Assets (100%)
Applicable to 13,162,012 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	196,219
Net Asset Value Per Share	$14.91

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	230,654
Overdistributed Net Investment Income	(4,801)
Accumulated Net Realized Losses	(1,529)
Unrealized Appreciation (Depreciation)
Investment Securities	(28,105)
Swap Contracts	—
Net Assets	196,219

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.1% and 0.0%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Income Distributions Received	1,642
Interest	3
Net Investment Income—Note B	1,645
Realized Net Gain (Loss)
Capital Gain Distributions Received	73
Investment Securities Sold	1,113
Swap Contracts	(1,744)
Realized Net Gain (Loss)	(558)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(9,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,635)

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,645	3,842
Realized Net Gain (Loss)	(558)	2,642
Change in Unrealized Appreciation (Depreciation)	(9,722)	23,757
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,635)	30,241
Distributions
Net Investment Income	(4,702)	(6,309)
Realized Capital Gain	—	—
Return of Capital	—	(1,713)
Total Distributions	(4,702)	(8,022)
Capital Share Transactions
Issued	55,592	75,423
Issued in Lieu of Cash Distributions	1,764	3,332
Redeemed	(25,805)	(38,232)
Net Increase (Decrease) from Capital Share Transactions	31,551	40,523
Total Increase (Decrease)	18,214	62,742
Net Assets
Beginning of Period	178,005	115,263
End of Period[1]	196,219	178,005

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,801,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Financial Highlights

	Six Months	Year	April 21,
	Ended	Ended	2008[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.133[2]	.439	.436[2]
Capital Gain Distributions Received	.006[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.769)	2.634	(6.172)
Total from Investment Operations	(.630)	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.380)	(.660)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	—	(.179)	(.666)
Total Distributions	(.380)	(.839)	(.666)
Net Asset Value, End of Period	$14.91	$15.92	$13.68

Total Return	-4.08%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$196	$178	$115
Ratio of Total Expenses to Average Net Assets	0%[3]	0%	0%
Ratio of Net Investment Income to Average Net Assets	1.69%[4]	2.81%	3.92%[4]
Portfolio Turnover Rate	53%[4]	50%[5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.30% (annualized).
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2010, the monthly distribution rate is $.0634. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Growth and Distribution Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	175,963	—	—
Temporary Cash Investments	15,348	4,496	—
Total	191,311	4,496	—

D. At June 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/30/10	ML	19,744	(0.560%)	—

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth and Distribution Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $1,744,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,638,000 to offset future net capital gains of $1,288,000 through December 31, 2016, and $1,350,000 through December 31, 2017. In addition, the fund realized losses of $36,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $223,912,000. Net unrealized depreciation of investment securities for tax purposes was $28,105,000, consisting of unrealized gains of $4,474,000 on securities that had risen in value since their purchase and $32,579,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $70,681,000 of investment securities and sold $45,568,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	Shares	Shares
	(000)	(000)
Issued	3,504	5,249
Issued in Lieu of Cash Distributions	111	236
Redeemed	(1,634)	(2,729)
Net Increase (Decrease) in Shares Outstanding	1,981	2,756

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Managed Payout Distribution Focus Fund

Fund Profile

As of June 30, 2010

Total Fund Characteristics
Ticker Symbol	VPDFX
30-Day SEC Yield	3.05%
Acquired Fund Fees and Expenses[1]	0.45%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	24.6%
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	15.4
Vanguard Market Neutral Fund Investor
Shares	10.0
Vanguard REIT Index Fund Investor
Shares	9.7
Vanguard European Stock Index Fund
Investor Shares	9.5
Vanguard Pacific Stock Index Fund
Investor Shares	5.3
Vanguard Total Bond Market II Index Fund
Investor Shares	5.2
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.1
Vanguard Inflation-Protected Securities
Fund Investor Shares	5.1
Commodities	10.1

The fund invests a portion of its assets in commodities through the use of swap contracts.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30,
2010, the annualized acquired fund fees and expenses were 0.29% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2010

Managed Payout Distribution Focus Composite Index: Weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index,
10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS
Commodity Index, and 10% MSCI US REIT Index through December 31, 2009, after which the Barclays index was replaced by the Barclays
Capital U.S. Aggregate Float Adjusted Index. (MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)
Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout
Distribution Focus Fund	5/2/2008	13.23%	5.00%	-11.06%	-6.06%

See Financial Highlights for dividend and capital gains information.

Managed Payout Distribution Focus Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (34.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,339,233	59,861
	Vanguard REIT Index Fund Investor Shares	1,530,228	23,596
			83,457
International Stock Funds (19.8%)
	Vanguard European Stock Index Fund Investor Shares	1,063,261	22,924
	Vanguard Pacific Stock Index Fund Investor Shares	1,423,384	12,825
	Vanguard Emerging Markets Stock Index Fund Investor Shares	514,648	12,413
			48,162
Bond Funds (25.7%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,716,930	37,243
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,196,309	12,705
	Vanguard Inflation-Protected Securities Fund Investor Shares	955,724	12,396
			62,344
Market Neutral Fund (9.9%)
	Vanguard Market Neutral Fund Investor Shares	2,468,707	24,144
Total Investment Companies (Cost $236,410)			218,107
Temporary Cash Investments (9.3%)[2]
Money Market Fund (7.0%)
1	Vanguard Market Liquidity Fund, 0.286%	17,016,012	17,016

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (2.3%)
3	Federal Home Loan Bank, 0.300%, 11/19/10	1,500	1,498
3	Freddie Mac Discount Notes, 0.320%, 9/7/10	500	500
3	Freddie Mac Discount Notes, 0.320%, 9/20/10	500	500
3	Freddie Mac Discount Notes, 0.300%, 11/1/10	2,000	1,998
3	Freddie Mac Discount Notes, 0.321%, 12/15/10	1,000	999
			5,495
Total Temporary Cash Investments (Cost $22,510)			22,511
Total Investments (99.1%) (Cost $258,920)			240,618

Managed Payout Distribution Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (0.9%)
Other Assets	2,735
Liabilities	(429)
2,306
Net Assets (100%)
Applicable to 16,552,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	242,924
Net Asset Value Per Share	$14.68

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	268,927
Overdistributed Net Investment Income	(7,615)
Accumulated Net Realized Losses	(86)
Unrealized Appreciation (Depreciation)
Investment Securities	(18,302)
Swap Contracts	—
Net Assets	242,924

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.0% and -0.7%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Income Distributions Received	2,236
Interest	2
Net Investment Income—Note B	2,238
Realized Net Gain (Loss)
Capital Gain Distributions Received	125
Investment Securities Sold	338
Swap Contracts	(1,976)
Realized Net Gain (Loss)	(1,513)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(8,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,369)

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,238	3,796
Realized Net Gain (Loss)	(1,513)	3,709
Change in Unrealized Appreciation (Depreciation)	(8,094)	19,919
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,369)	27,424
Distributions
Net Investment Income	(7,877)	(6,213)
Realized Capital Gain	—	—
Return of Capital	—	(4,130)
Total Distributions	(7,877)	(10,343)
Capital Share Transactions
Issued	92,154	106,069
Issued in Lieu of Cash Distributions	2,158	3,402
Redeemed	(26,076)	(25,791)
Net Increase (Decrease) from Capital Share Transactions	68,236	83,680
Total Increase (Decrease)	52,990	100,761
Net Assets
Beginning of Period	189,934	89,173
End of Period[1]	242,924	189,934

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,615,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Financial Highlights

	Six Months	Year	April 21,
	Ended	Ended	2008[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.153[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.009[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.549)	2.497	(5.758)
Total from Investment Operations	(.387)	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.533)	(.709)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	—	(.471)	(.934)
Total Distributions	(.533)	(1.180)	(.934)
Net Asset Value, End of Period	$14.68	$15.60	$13.84

Total Return	-2.62%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$243	$190	$89
Ratio of Total Expenses to Average Net Assets	0%[3]	0%	0%
Ratio of Net Investment Income to Average Net Assets	1.98%[4]	3.02%	4.01%[4]
Portfolio Turnover Rate	44%[4]	48%[5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.29% (annualized).
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2010, the monthly distribution rate is $.0889. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Distribution Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	218,107	—	—
Temporary Cash Investments	17,016	5,495	—
Total	235,123	5,495	—

D. At June 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/30/10	ML	24,410	(0.560%)	—

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Distribution Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $1,976,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $495,000 to offset future net capital gains through December 31, 2016. In addition, the fund realized losses of $46,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $258,920,000. Net unrealized depreciation of investment securities for tax purposes was $18,302,000, consisting of unrealized gains of $7,022,000 on securities that had risen in value since their purchase and $25,324,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $100,719,000 of investment securities and sold $44,435,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	Shares	Shares
	(000)	(000)
Issued	5,929	7,356
Issued in Lieu of Cash Distributions	139	239
Redeemed	(1,693)	(1,859)
Net Increase (Decrease) in Shares Outstanding	4,375	5,736

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$945.26	$1.45
Managed Payout Growth and Distribution Fund	$1,000.00	$959.18	$1.46
Managed Payout Distribution Focus Fund	$1,000.00	$973.83	$1.42
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.31	$1.51
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.31	$1.51
Managed Payout Distribution Focus Fund	$1,000.00	$1,023.36	$1.45

These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.30%, 0.30%, and 0.29%. The dollar amounts shown as ”Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Growth Focus Fund, Managed Payout Growth and Distribution Fund, and Managed Payout Distribution Focus Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard’s Quantitative Equity Group—through an investment committee—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the funds since their inception in 2008 and took into account the organizational depth and stability of the advisor.

The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered each fund’s performance since its inception in 2008 against a relevant benchmark and concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios (or acquired fund fees and expenses) were well below the average expense ratio charged by similar funds. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Managed Payout Funds invest has advisory expenses well below its relevant peer-group average. Information about the Managed Payout Funds’ acquired fund fees and expenses appears in the About Your Funds’ Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with each of the Managed Payout Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.